UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5669
                 ______________________________________________

                                FIFTH THIRD FUNDS
    ________________________________________________________________________
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
    ________________________________________________________________________
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                  Copy to:
               E. Keith Wirtz                           David A. Sturms
                  President                             Vedder Price P.C.
              Fifth Third Funds                     222 North LaSalle Street
          38 Fountain Square Plaza                   Chicago, IL 60601-1003
           Cincinnati, Ohio 45263

        Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS.

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                            --------      ------------
COMMON STOCKS (99.1%)
Aerospace & Defense (1.8%)
GeoEye, Inc. *                                                17,900      $    792,433
                                                                          ------------
AIR FREIGHT & LOGISTICS (1.5%)
Atlas Air Worldwide Holdings, Inc. *                          12,900           674,154
                                                                          ------------
AUTO COMPONENTS (a) (3.8%)
Cooper Tire & Rubber Co.                                      31,100           609,871
Tenneco, Inc. *                                               33,900         1,105,818
                                                                          ------------
                                                                             1,715,689
                                                                          ------------
CAPITAL MARKETS (4.9%)
Ares Capital Corp.                                            61,700         1,032,858
Evercore Partners, Inc., Class A (a)                          18,600           564,696
Stifel Financial Corp. * (a)                                  12,700           601,853
                                                                          ------------
                                                                             2,199,407
                                                                          ------------
COMMUNICATIONS EQUIPMENT (6.7%)
Acme Packet, Inc. *                                           32,461         1,283,832
Aruba Networks, Inc. * (a)                                    39,536           866,234
Netgear, Inc. * (a)                                           27,978           862,002
                                                                          ------------
                                                                             3,012,068
                                                                          ------------
COMPUTERS & PERIPHERALS (1.4%)
Xyratex, Ltd. *                                               39,400           609,912
                                                                          ------------
CONSTRUCTION & ENGINEERING (1.1%)
Orion Marine Group, Inc. * (a)                                38,500           481,635
                                                                          ------------
CONSUMER FINANCE (a) (3.7%)
Cardtronics, Inc. *                                           62,700         1,062,765
Cash America International, Inc.                              16,618           585,452
                                                                          ------------
                                                                             1,648,217
                                                                          ------------
CONTAINERS & PACKAGING (1.8%)
Rock-Tenn Co., Class A                                        14,500           824,325
                                                                          ------------
DIVERSIFIED CONSUMER SERVICES (1.6%)
ChinaCast Education Corp. * (a)                               96,900           741,285
                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
TW Telecom, Inc. * (a)                                        27,442           504,933
                                                                          ------------
ELECTRICAL EQUIPMENT (1.6%)
Polypore International, Inc. *                                21,050           700,334
                                                                          ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Comverge, Inc. * (a)                                          72,900           557,685
                                                                          ------------
ENERGY EQUIPMENT & SERVICES (4.3%)
Global Geophysical Services, Inc. *                           92,000           659,640
Newpark Resources, Inc. * (a)                                 70,000           411,600
North American Energy Partners, Inc. *                        96,800           840,224
                                                                          ------------
                                                                             1,911,464
                                                                          ------------
FOOD PRODUCTS (1.8%)
Diamond Foods, Inc. (a)                                       18,000           795,600
                                                                          ------------

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (a) (8.1%)
Align Technology, Inc. *                                        48,600         827,658
Endologix, Inc. *                                               97,300         538,069
Neogen Corp. *                                                  26,700         892,314
NuVasive, Inc. *                                                26,300         689,060
NxStage Medical, Inc. *                                         33,700         679,392
                                                                           -----------
                                                                             3,626,493
                                                                           -----------
HEALTH CARE PROVIDERS & SERVICES (5.4%)
Clarient, Inc. * (a)                                            67,720         337,923
Emergency Medical Services Corp., Class A * (a)                 15,508         843,325
ExamWorks Group, Inc. * (e)                                     25,825         439,025
HMS Holdings Corp. * (a)                                        13,794         829,157
                                                                           -----------
                                                                             2,449,430
                                                                           -----------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Bally Technologies, Inc. * (a)                                  16,800         606,144
                                                                           -----------
INTERNET SOFTWARE & SERVICES (5.8%)
Constant Contact, Inc. * (a)                                    32,700         752,100
Envestnet, Inc. * (a)                                           57,800         763,538
SciQuest, Inc. * (a)                                            32,157         363,053
support.com, Inc. *                                            126,600         717,822
                                                                           -----------
                                                                             2,596,513
                                                                           -----------
IT SERVICES (a) (2.4%)
ExlService Holdings, Inc. *                                     33,394         636,156
Forrester Research, Inc. *                                      13,977         462,219
                                                                           -----------
                                                                             1,098,375
                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS (1.7%)
Polaris Industries, Inc. (a)                                    10,600         753,554
                                                                           -----------
LIFE SCIENCES TOOLS & SERVICES (a) (2.7%)
ICON PLC, ADR *                                                 30,070         581,855
Luminex Corp. *                                                 35,550         640,255
                                                                           -----------
                                                                             1,222,110
                                                                           -----------
MEDIA (1.4%)
Imax Corp. * (a)                                                29,323         634,843
                                                                           -----------
METALS & MINING (1.2%)
Carpenter Technology Corp. (a)                                  15,600         556,296
                                                                           -----------
PHARMACEUTICALS (2.0%)
Akorn, Inc. *                                                  197,000         880,590
                                                                           -----------
PROFESSIONAL SERVICES (a) (2.9%)
CoStar Group, Inc. *                                            15,000         744,900
Dolan Co. (The) * (c)                                           52,200         558,540
                                                                           -----------
                                                                             1,303,440
                                                                           -----------
ROAD & RAIL (1.4%)
Knight Transportation, Inc. (a)                                 36,000         643,320
                                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) (10.3%)
Entegris, Inc. *                                               139,200         832,416
Entropic Communications, Inc. *                                125,000       1,045,000
LTX-Credence Corp. *                                            85,548         543,230
Omnivision Technologies, Inc. *                                 32,800         889,864

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Rubicon Technology, Inc. *                                       27,900        645,048
Varian Semiconductor Equipment Associates, Inc. *                20,071        655,719
                                                                          ------------
                                                                             4,611,277
                                                                          ------------
SOFTWARE (a) (4.1%)
JDA Software Group, Inc. *                                       26,200        662,860
SuccessFactors, Inc. *                                           24,600        667,152
Ultimate Software Group, Inc. *                                  12,777        528,712
                                                                          ------------
                                                                             1,858,724
                                                                          ------------
SPECIALTY RETAIL (a) (3.8%)
Monro Muffler Brake, Inc.                                        19,500        930,930
Ulta Salon Cosmetics & Fragrance, Inc. *                         25,600        785,664
                                                                          ------------
                                                                             1,716,594
                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS (a) (5.1%)
Deckers Outdoor Corp. *                                          16,256        944,474
True Religion Apparel, Inc. *                                    22,000        449,900
Warnaco Group, Inc. (The) *                                      16,800        892,248
                                                                          ------------
                                                                             2,286,622
                                                                          ------------
TRANSPORTATION INFRASTRUCTURE (1.2%)
Aegean Marine Petroleum Network, Inc. (a)                        34,600        553,946
                                                                          ------------
TOTAL COMMON STOCKS                                                         44,567,412
                                                                          ------------
INVESTMENT COMPANIES (28.2%)
State Street Navigator Securities Lending Portfolio (d)      12,673,769     12,673,769
                                                                          ------------
TOTAL INVESTMENT COMPANIES                                                  12,673,769
                                                                          ------------
INVESTMENTS IN AFFILIATES (1.8%)
Fifth Third Institutional Money Market Fund (b)                 828,827        828,827
                                                                          ------------
TOTAL INVESTMENTS IN AFFILIATES                                                828,827
                                                                          ------------
TOTAL INVESTMENTS (COST $47,888,202) - 129.1%                               58,070,008

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.1)%                            (13,086,842)
                                                                          ------------
NET ASSETS - 100.0%                                                       $ 44,983,166
                                                                          ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) All or part of this security has been designated as collateral for when issued securities.
(d) Represents investments of cash collateral received in connection with securities lending.
(e)  When Issued.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At October 31, 2010, Small Cap Growth's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------
Bermuda                                                         1.0%
Canada                                                          2.5%
Ireland                                                         1.0%
Marshall Island                                                 1.0%
United States                                                  94.5%
                                                              ------
TOTAL                                                         100.0%
                                                              ======

                     See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                       --------    -------------
COMMON STOCKS (97.1%)
Aerospace & Defense (3.1%)
BE Aerospace, Inc. *                                     38,500    $   1,415,260
Goodrich Corp.                                           14,000        1,148,980
                                                                   -------------
                                                                       2,564,240
                                                                   -------------
AIR FREIGHT & LOGISTICS (1.6%)
CH Robinson Worldwide, Inc.                              19,000        1,339,120
                                                                   -------------
AUTO COMPONENTS (a) (3.1%)
Autoliv, Inc.                                            19,000        1,354,700
BorgWarner, Inc. *                                       22,000        1,234,420
                                                                   -------------
                                                                       2,589,120
                                                                   -------------
BEVERAGES (1.5%)
Hansen Natural Corp. *                                   25,000        1,280,250
                                                                   -------------
BIOTECHNOLOGY (1.6%)
Alexion Pharmaceuticals, Inc. *                          20,000        1,366,000
                                                                   -------------
CAPITAL MARKETS (2.9%)
Affiliated Managers Group, Inc. *                        15,500        1,326,955
Ameriprise Financial, Inc.                               21,000        1,085,490
                                                                   -------------
                                                                       2,412,445
                                                                   -------------
CHEMICALS (4.3%)
CF Industries Holdings, Inc.                             11,000        1,347,830
FMC Corp.                                                19,000        1,388,900
Lubrizol Corp.                                            8,000          819,920
                                                                   -------------
                                                                       3,556,650
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Stericycle, Inc. * (a)                                   16,500        1,183,710
                                                                   -------------
COMMUNICATIONS EQUIPMENT (5.7%)
Acme Packet, Inc. *                                      26,000        1,028,300
Aruba Networks, Inc. *                                   48,000        1,051,680
F5 Networks, Inc. *                                      14,000        1,647,800
Riverbed Technology, Inc. *                              18,000        1,035,720
                                                                   -------------
                                                                       4,763,500
                                                                   -------------
COMPUTERS & PERIPHERALS (1.9%)
NetApp, Inc. *                                           30,000        1,597,500
                                                                   -------------
CONSUMER FINANCE (1.3%)
Discover Financial Services                              59,500        1,050,175
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (3.7%)
Core Laboratories NV                                     12,500          972,125
FMC Technologies, Inc. *                                 14,000        1,009,400
McDermott International, Inc. *                          71,000        1,095,530
                                                                   -------------
                                                                       3,077,055
                                                                   -------------
FOOD PRODUCTS (3.0%)
HJ Heinz Co.                                             24,000        1,178,640
Mead Johnson Nutrition Co.                               22,000        1,294,040
                                                                   -------------
                                                                       2,472,680
                                                                   -------------

                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Cooper Cos., Inc. (The)                                   16,000         789,440
DexCom, Inc. *                                            71,000         976,250
Edwards Lifesciences Corp. *                              15,000         958,650
Volcano Corp. * (a)                                       31,000         757,020
                                                                     -----------
                                                                       3,481,360
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES (2.2%)
AMERIGROUP Corp. *                                        20,000         834,600
HMS Holdings Corp. *                                      17,000       1,021,870
                                                                     -----------
                                                                       1,856,470
                                                                     -----------
HEALTH CARE TECHNOLOGY (0.9%)
SXC Health Solutions Corp. *                              19,000         740,240
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (5.1%)
Chipotle Mexican Grill, Inc. * (a)                         6,500       1,366,365
Starwood Hotels & Resorts Worldwide, Inc.                 25,000       1,353,500
Wynn Resorts, Ltd.                                        14,500       1,553,965
                                                                     -----------
                                                                       4,273,830
                                                                     -----------
INTERNET & CATALOG RETAIL (1.2%)
priceline.com, Inc. *                                      2,750       1,036,227
                                                                     -----------
INTERNET SOFTWARE & SERVICES (2.1%)
LogMeIn, Inc. *                                           20,000         794,600
Rackspace Hosting, Inc. * (a)                             37,000         923,520
                                                                     -----------
                                                                       1,718,120
                                                                     -----------
IT SERVICES (2.3%)
Cognizant Technology Solutions Corp., Class A *           12,000         782,280
Teradata Corp. *                                          28,000       1,102,080
                                                                     -----------
                                                                       1,884,360
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES (2.9%)
Mettler-Toledo International, Inc. * (a)                   9,000       1,175,040
Waters Corp. *                                            17,000       1,260,210
                                                                     -----------
                                                                       2,435,250
                                                                     -----------
MACHINERY (9.6%)
CNH Global NV *                                           25,000         992,250
Cummins, Inc.                                             16,500       1,453,650
Gardner Denver, Inc.                                      19,000       1,098,580
Joy Global, Inc.                                          18,000       1,277,100
Parker Hannifin Corp.                                     16,000       1,224,800
Snap-On, Inc.                                             17,500         892,500
Wabco Holding, Inc. *                                     23,000       1,067,660
                                                                     -----------
                                                                       8,006,540
                                                                     -----------
MEDIA (1.3%)
Scripps Networks Interactive, Inc., Class A               21,000       1,068,690
                                                                     -----------
METALS & MINING (2.4%)
Cliffs Natural Resources, Inc.                            17,500       1,141,000
Titanium Metals Corp. *                                   42,000         825,720
                                                                     -----------
                                                                       1,966,720
                                                                     -----------
MULTI-UTILITIES (0.9%)
Wisconsin Energy Corp.                                    13,000         774,020
                                                                     -----------

                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
Dollar Tree, Inc. *                                                28,500        1,462,335
                                                                              ------------
OIL, GAS & CONSUMABLE FUELS (2.2%)
Peabody Energy Corp.                                               19,000        1,005,100
Pioneer Natural Resources Co.                                      12,500          872,500
                                                                              ------------
                                                                                 1,877,600
                                                                              ------------
PERSONAL PRODUCTS (1.2%)
Estee Lauder Cos., Inc. (The), Class A                             14,500        1,031,965
                                                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
Jones Lang LaSalle, Inc.                                           14,500        1,131,870
                                                                              ------------
ROAD & RAIL (3.0%)
JB Hunt Transport Services, Inc.                                   27,000          970,920
Kansas City Southern *                                             35,500        1,555,610
                                                                              ------------
                                                                                 2,526,530
                                                                              ------------
SOFTWARE (10.6%)
Citrix Systems, Inc. *                                             20,000        1,281,400
Concur Technologies, Inc. *                                        19,000          980,780
Informatica Corp. *                                                36,000        1,464,840
Intuit, Inc. *                                                     46,000        2,208,000
MICROS Systems, Inc. *                                             25,000        1,134,750
Salesforce.com, Inc. * (a)                                         15,000        1,741,050
                                                                              ------------
                                                                                 8,810,820
                                                                              ------------
SPECIALTY RETAIL (6.7%)
Limited Brands, Inc.                                               45,000        1,322,550
O'Reilly Automotive, Inc. *                                        29,500        1,725,750
Ulta Salon Cosmetics & Fragrance, Inc. * (a)                       28,000          859,320
Williams-Sonoma, Inc. (a)                                          26,000          841,620
Zumiez, Inc. * (a)                                                 33,000          865,260
                                                                              ------------
                                                                                 5,614,500
                                                                              ------------
TOTAL COMMON STOCKS                                                             80,949,892
                                                                              ------------
INVESTMENT COMPANIES (13.5%)
State Street Navigator Securities Lending Portfolio (c)        11,214,529       11,214,529
                                                                              ------------
TOTAL INVESTMENT COMPANIES                                                      11,214,529
                                                                              ------------
INVESTMENTS IN AFFILIATES (1.8%)
Fifth Third Institutional Money Market Fund (b)                 1,494,963        1,494,963
                                                                              ------------
TOTAL INVESTMENTS IN AFFILIATES                                                  1,494,963
                                                                              ------------
TOTAL INVESTMENTS (COST $77,966,844) - 112.4%                                   93,659,384

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%                                (10,351,983)
                                                                              ------------
NET ASSETS - 100.0%                                                           $ 83,307,401
                                                                              ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

                     See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SHARES             VALUE
                                                                                     ----------        ------------
COMMON STOCKS (95.7%)
AEROSPACE & DEFENSE (1.7%)
Goodrich Corp.                                                                           65,000        $  5,334,550
                                                                                                       ------------
AUTO COMPONENTS (3.9%)
BorgWarner, Inc. * (c)                                                                  113,000           6,340,430
Johnson Controls, Inc.                                                                  170,000           5,970,400
                                                                                                       ------------
                                                                                                         12,310,830
                                                                                                       ------------
BEVERAGES (2.0%)
Coca-Cola Co. (The)                                                                     100,000           6,132,000
                                                                                                       ------------
BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals, Inc. *                                                          60,000           4,098,000
Celgene Corp. *                                                                          60,000           3,724,200
                                                                                                       ------------
                                                                                                          7,822,200
                                                                                                       ------------
CAPITAL MARKETS (1.8%)
Ameriprise Financial, Inc.                                                              110,000           5,685,900
                                                                                                       ------------
CHEMICALS (2.8%)
Monsanto Co.                                                                             60,000           3,565,200
Mosaic Co. (The)                                                                         73,000           5,340,680
                                                                                                       ------------
                                                                                                          8,905,880
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (1.7%)
Stericycle, Inc. * (c)                                                                   74,000           5,308,760
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems, Inc. *                                                                   210,000           4,794,300
                                                                                                       ------------
COMPUTERS & PERIPHERALS (6.5%)
Apple, Inc. *                                                                            52,000          15,645,240
EMC Corp. *                                                                             225,000           4,727,250
                                                                                                       ------------
                                                                                                         20,372,490
                                                                                                       ------------
CONSUMER FINANCE (1.2%)
American Express Co.                                                                     90,000           3,731,400
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
JPMorgan Chase & Co.                                                                    105,000           3,951,150
                                                                                                       ------------
ELECTRICAL EQUIPMENT (0.4%)
AMETEK, Inc.                                                                             21,952           1,186,506
                                                                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.4%)
Agilent Technologies, Inc. *                                                            125,000           4,350,000
                                                                                                       ------------
FOOD & STAPLES RETAILING (1.2%)
Costco Wholesale Corp.                                                                   60,000           3,766,200
                                                                                                       ------------
FOOD PRODUCTS (2.9%)
General Mills, Inc.                                                                     108,000           4,054,320
HJ Heinz Co.                                                                            100,000           4,911,000
                                                                                                       ------------
                                                                                                          8,965,320
                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Cooper Cos., Inc. (The)                                                                  80,000           3,947,200
Edwards Lifesciences Corp. *                                                             46,000           2,939,860

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Hospira, Inc. *                                                                          90,000           5,353,200
                                                                                                       ------------
                                                                                                         12,240,260
                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES (1.4%)
UnitedHealth Group, Inc.                                                                120,000           4,326,000
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE (2.2%)
McDonald's Corp.                                                                         89,000           6,921,530
                                                                                                       ------------
HOUSEHOLD DURABLES (1.4%)
Stanley Black & Decker, Inc.                                                             70,000           4,337,900
                                                                                                       ------------
HOUSEHOLD PRODUCTS (1.7%)
Procter & Gamble Co. (The)                                                               84,000           5,339,880
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES (3.2%)
Baidu, Inc., ADR *                                                                       40,000           4,400,400
Google, Inc., Class A *                                                                   9,000           5,516,910
                                                                                                       ------------
                                                                                                          9,917,310
                                                                                                       ------------
IT SERVICES (4.2%)
Cognizant Technology Solutions Corp., Class A *                                          70,000           4,563,300
International Business Machines Corp.                                                    60,000           8,616,000
                                                                                                       ------------
                                                                                                         13,179,300
                                                                                                       ------------
MACHINERY (8.6%)
Cummins, Inc.                                                                            61,000           5,374,100
Danaher Corp.                                                                           124,000           5,376,640
Deere & Co.                                                                              80,000           6,144,000
Parker Hannifin Corp.                                                                    75,000           5,741,250
Wabco Holding, Inc. *                                                                    95,000           4,409,900
                                                                                                       ------------
                                                                                                         27,045,890
                                                                                                       ------------
MEDIA (1.3%)
Walt Disney Co. (The)                                                                   117,000           4,224,870
                                                                                                       ------------
METALS & MINING (2.3%)
Freeport-McMoRan Copper & Gold, Inc.                                                     43,000           4,071,240
Titanium Metals Corp. *                                                                 160,000           3,145,600
                                                                                                       ------------
                                                                                                          7,216,840
                                                                                                       ------------
MULTI-UTILITIES (1.7%)
Wisconsin Energy Corp.                                                                   89,000           5,299,060
                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS (5.6%)
Anadarko Petroleum Corp.                                                                 70,000           4,309,900
EOG Resources, Inc.                                                                      37,205           3,561,262
Occidental Petroleum Corp.                                                               63,000           4,953,690
Peabody Energy Corp.                                                                     90,000           4,761,000
                                                                                                       ------------
                                                                                                         17,585,852
                                                                                                       ------------
PERSONAL PRODUCTS (1.8%)
Estee Lauder Cos., Inc. (The), Class A                                                   81,000           5,764,770
                                                                                                       ------------
PHARMACEUTICALS (1.2%)
Bristol-Myers Squibb Co.                                                                140,000           3,766,000
                                                                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
CB Richard Ellis Group, Inc., Class A *                                                 200,000           3,670,000
                                                                                                       ------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ROAD & RAIL (3.1%)
JB Hunt Transport Services, Inc.                                                        125,000           4,495,000
Union Pacific Corp.                                                                      60,000           5,260,800
                                                                                                       ------------
                                                                                                          9,755,800
                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Altera Corp. (c)                                                                        142,000           4,431,820
                                                                                                       ------------
SOFTWARE (9.3%)
Citrix Systems, Inc. *                                                                   53,000           3,395,710
Concur Technologies, Inc. *                                                              97,000           5,007,140
Microsoft Corp.                                                                         210,000           5,594,400
Oracle Corp.                                                                            260,000           7,644,000
Salesforce.com, Inc. * (c)                                                               40,000           4,642,800
Vmware, Inc., Class A *                                                                  40,000           3,058,400
                                                                                                       ------------
                                                                                                         29,342,450
                                                                                                       ------------
SPECIALTY RETAIL (3.1%)
O'Reilly Automotive, Inc. *                                                              89,000           5,206,500
Williams-Sonoma, Inc. (c)                                                               140,000           4,531,800
                                                                                                       ------------
                                                                                                          9,738,300
                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Nike, Inc., Class B                                                                      63,000           5,130,720
                                                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS (1.5%)
Fastenal Co. (c)                                                                         90,000           4,633,200
                                                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
American Tower Corp., Class A *                                                          73,000           3,767,530
                                                                                                       ------------
                                                                                                        300,252,768
                                                                                                       ------------
TOTAL COMMON STOCKS

INVESTMENT COMPANIES (5.4%)
State Street Navigator Securities Lending Portfolio (f)                              17,095,773          17,095,773
                                                                                                       ------------
TOTAL INVESTMENT COMPANIES                                                                               17,095,773
                                                                                                       ------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                     ----------
ASSET-BACKED SECURITIES (0.0%)
MANUFACTURED HOUSING ABS OTHER (0.0%)
Green Tree Financial Corp., Series 1995-4, Class M1, 7.60%, 6/15/25 (a)              $   74,517              75,582
                                                                                                       ------------
OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3, 0.72%, 7/15/25 (a) (b) (e)                             54,814              40,699
                                                                                                       ------------
TOTAL ASSET-BACKED SECURITIES                                                                               116,281
                                                                                                       ------------
CORPORATE BONDS (0.1%)
COMMERCIAL BANKS-CENTRAL U.S. (0.1%)
Bank One Capital III, 8.75%, 9/1/30                                                     165,792             194,494
                                                                                                       ------------
TOTAL CORPORATE BONDS                                                                                       194,494
                                                                                                       ------------
MORTGAGE-BACKED SECURITIES (0.2%)
WL COLLATERAL CMO OTHER (0.2%)
Indymac Index Mortgage Loan Trust, Series 2005-AR9, Class 1A1, 2.78%, 7/25/35 (a)       104,466              66,162
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)                 160,501             153,454

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 3A, 5.00%, 8/25/19             359,892             367,883
                                                                                                       ------------
                                                                                                            587,499
                                                                                                       ------------
WL COLLATERAL CMO SEQUENTIAL (0.0%)
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34            90,675              88,608
                                                                                                       ------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                            676,107
                                                                                                       ------------
U.S. GOVERNMENT AGENCIES (0.3%)
FANNIE MAE (0.2%)
5.50%, 4/25/37                                                                          271,081             295,429
6.00%, 8/25/33 (a)                                                                      230,996             229,696
                                                                                                       ------------
                                                                                                            525,125
                                                                                                       ------------
FREDDIE MAC (0.1%)
5.50%, 3/15/35                                                                          222,635             240,501
                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
0.47%, 4/16/46, IO (a) (e)                                                            2,903,602              69,833
                                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                              835,459
                                                                                                       ------------
                                                                                       SHARES
                                                                                      ---------
INVESTMENTS IN AFFILIATES (2.3%)
Fifth Third Institutional Money Market Fund (d)                                       7,167,849           7,167,849
                                                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATES                                                                           7,167,849
                                                                                                       ------------
TOTAL INVESTMENTS (COST $266,427,152) - 104.0%                                                          326,338,731

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%                                                          (12,519,743)
                                                                                                       ------------
NET ASSETS - 100.0%                                                                                    $313,818,988
                                                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS
*     Non-income producing security.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)   All or part of this security was on loan.
(d)   Investment is in Institutional Shares of underlying fund.
(e)   Illiquid Securities.
(f) Represents investments of cash collateral received in connection with securities lending.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

                     See notes to schedules of investments.

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SHARES             VALUE
                                                                          ----------        -----------
COMMON STOCKS (101.0%)
AEROSPACE & DEFENSE (2.1%)
United Technologies Corp.                                                     1,855         $   138,698
                                                                                            -----------
AIR FREIGHT & LOGISTICS (2.0%)
United Parcel Service, Inc., Class B (a)                                      1,948             131,178
                                                                                            -----------
BEVERAGES (2.9%)
Diageo PLC, ADR                                                                 669              49,506
PepsiCo, Inc.                                                                 2,202             143,791
                                                                                            -----------
                                                                                                193,297
                                                                                            -----------
CAPITAL MARKETS (2.1%)
Ameriprise Financial, Inc.                                                    2,728             141,010
                                                                                            -----------
CHEMICALS (4.3%)
Air Products & Chemicals, Inc.                                                1,246             105,873
Ecolab, Inc.                                                                  1,322              65,201
Praxair, Inc.                                                                 1,244             113,627
                                                                                            -----------
                                                                                                284,701
                                                                                            -----------
COMMERCIAL BANKS (a) (2.9%)
Cullen/Frost Bankers, Inc.                                                    1,568              82,226
US Bancorp                                                                    4,712             113,936
                                                                                            -----------
                                                                                                196,162
                                                                                            -----------
COMMUNICATIONS EQUIPMENT (2.5%)
Cisco Systems, Inc. * (a)                                                     7,392             168,759
                                                                                            -----------
COMPUTERS & PERIPHERALS (4.8%)
Apple, Inc. *                                                                   896             269,580
NetApp, Inc. * (a)                                                              982              52,291
                                                                                            -----------
                                                                                                321,871
                                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES (2.5%)
JPMorgan Chase & Co.                                                          4,442             167,152
                                                                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                                                    4,240             120,840
                                                                                            -----------
ELECTRIC UTILITIES (0.5%)
NextEra Energy, Inc. (a)                                                        567              31,208
                                                                                            -----------
ELECTRICAL EQUIPMENT (2.6%)
Emerson Electric Co.                                                          1,746              95,855
Roper Industries, Inc. (a)                                                    1,078              74,846
                                                                                            -----------
                                                                                                170,701
                                                                                            -----------
ENERGY EQUIPMENT & SERVICES (2.6%)
Schlumberger, Ltd.                                                            2,487             173,816
                                                                                            -----------
FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp. (a)                                                    1,576              98,926
Kroger Co. (The)                                                              3,079              67,738
                                                                                            -----------
                                                                                                166,664
                                                                                            -----------
FOOD PRODUCTS (1.9%)
HJ Heinz Co.                                                                  1,069              52,499

                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SHARES             VALUE
                                                                          ----------        -----------
JM Smucker Co. (The)                                                          1,157              74,372
                                                                                            -----------
                                                                                                126,871
                                                                                            -----------
GAS UTILITIES (1.1%)
Oneok, Inc. (a)                                                               1,442              71,840
                                                                                            -----------
HEALTH CARE PROVIDERS & SERVICES (3.7%)
AmerisourceBergen Corp.                                                       3,647             119,694
UnitedHealth Group, Inc.                                                      3,455             124,553
                                                                                            -----------
                                                                                                244,247
                                                                                            -----------
HOTELS, RESTAURANTS & LEISURE (4.8%)
Darden Restaurants, Inc. (a)                                                  1,518              69,388
Marriott International, Inc., Class A (a)                                     2,267              83,992
McDonald's Corp.                                                              2,118             164,717
                                                                                            -----------
                                                                                                318,097
                                                                                            -----------
HOUSEHOLD DURABLES (0.9%)
Tupperware Brands Corp.                                                       1,311              58,746
                                                                                            -----------
HOUSEHOLD PRODUCTS (4.3%)
Clorox Co. (a)                                                                1,376              91,573
Procter & Gamble Co. (The)                                                    3,065             194,842
                                                                                            -----------
                                                                                                286,415
                                                                                            -----------
INSURANCE (2.7%)
MetLife, Inc.                                                                 4,441             179,106
                                                                                            -----------
IT SERVICES (4.1%)
International Business Machines Corp. (a)                                     1,910             274,276
                                                                                            -----------
MACHINERY (6.5%)
Cummins, Inc. (a)                                                               985              86,778
Deere & Co.                                                                     880              67,584
Illinois Tool Works, Inc.                                                     1,099              50,224
Joy Global, Inc.                                                              1,146              81,309
Parker Hannifin Corp.                                                           827              63,307
Snap-On, Inc. (a)                                                             1,612              82,212
                                                                                            -----------
                                                                                                431,414
                                                                                            -----------
MEDIA (2.5%)
Time Warner, Inc.                                                             2,097              68,173
Walt Disney Co. (The) (a)                                                     2,744              99,086
                                                                                            -----------
                                                                                                167,259
                                                                                            -----------
MULTI-UTILITIES (2.7%)
Wisconsin Energy Corp.                                                        3,052             181,716
                                                                                            -----------
MULTILINE RETAIL (1.4%)
Target Corp. (a)                                                              1,865              96,868
                                                                                            -----------
OIL, GAS & CONSUMABLE FUELS (9.4%)
Apache Corp.                                                                  1,645             166,178
Chevron Corp. (a)                                                             1,613             133,250
ConocoPhillips (a)                                                            1,786             106,089
Exxon Mobil Corp.                                                             1,515             100,702
Occidental Petroleum Corp.                                                    1,164              91,525
Peabody Energy Corp.                                                            519              27,455
                                                                                            -----------
                                                                                                625,199
                                                                                            -----------

                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SHARES             VALUE
                                                                          ----------        -----------
PHARMACEUTICALS (7.5%)
Abbott Laboratories                                                           1,937              99,407
Johnson & Johnson                                                             3,115             198,332
Novartis AG, ADR (a)                                                          1,822             105,585
Teva Pharmaceutical Industries, Ltd., ADR                                     1,883              97,728
                                                                                            -----------
                                                                                                501,052
                                                                                            -----------
ROAD & RAIL (1.0%)
CSX Corp. (a)                                                                 1,073              65,936
                                                                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Analog Devices, Inc. (a)                                                      2,035              68,518
Intel Corp.                                                                   4,953              99,407
Xilinx, Inc. (a)                                                              3,031              81,261
                                                                                            -----------
                                                                                                249,186
                                                                                            -----------
SOFTWARE (1.3%)
Microsoft Corp. (a)                                                           3,226              85,941
                                                                                            -----------
SPECIALTY RETAIL (1.3%)
TJX Cos., Inc. (a)                                                            1,884              86,457
                                                                                            -----------
TEXTILES, APPAREL & LUXURY GOODS (a) (3.1%)
Nike, Inc., Class B                                                           1,349             109,863
VF Corp.                                                                      1,160              96,558
                                                                                            -----------
                                                                                                206,421
                                                                                            -----------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
WW Grainger, Inc. (a)                                                           554              68,713
                                                                                            -----------
TOTAL COMMON STOCKS                                                                           6,731,817
                                                                                            -----------
INVESTMENT COMPANIES (29.1%)
State Street Navigator Securities Lending Portfolio (c)                   1,941,407           1,941,407
                                                                                            -----------
TOTAL INVESTMENT COMPANIES                                                                    1,941,407
                                                                                            -----------
INVESTMENTS IN AFFILIATES (0.7%)
Fifth Third Institutional Money Market Fund (b)                              50,031              50,031
                                                                                            -----------
TOTAL INVESTMENTS IN AFFILIATES                                                                  50,031
                                                                                            -----------
TOTAL INVESTMENTS (COST $7,407,175) - 130.8%                                                  8,723,255

LIABILITIES IN EXCESS OF OTHER ASSETS - (30.8)%                                              (2,055,179)
                                                                                            -----------
NET ASSETS - 100.0%                                                                         $ 6,668,076
                                                                                            ===========

NOTES TO SCHEDULE OF INVESTMENTS
*     Non-income producing security.
(a)   All or part of this security was on loan.
(b)   Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

                     See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        SHARES         VALUE
                                                                       --------     -----------
COMMON STOCKS (90.3%)
AUTO COMPONENTS (1.4%)
Motorcar Parts of America, Inc. *                                        55,322     $   559,305
                                                                                    -----------
CAPITAL MARKETS (4.5%)
Gladstone Capital Corp.                                                  34,863         399,879
MVC Capital, Inc.                                                        31,762         424,023
NGP Capital Resources Co.                                                36,830         369,036
Sanders Morris Harris Group, Inc.                                        53,170         308,386
SWS Group, Inc.                                                          42,821         294,180
                                                                                    -----------
                                                                                      1,795,504
                                                                                    -----------
COMMERCIAL BANKS (8.7%)
Center Bancorp, Inc.                                                     36,513         277,134
Center Financial Corp. *                                                 90,949         474,754
Independent Bank Corp.                                                   16,627         390,568
MainSource Financial Group, Inc.                                         20,758         171,669
Northrim BanCorp, Inc.                                                   15,636         266,594
Pacific Continental Corp.                                                17,455         145,051
Renasant Corp.                                                           24,982         408,456
Simmons First National Corp., Class A                                    12,218         332,207
Sterling Bancorp                                                         34,399         323,006
Tennessee Commerce Bancorp, Inc. *                                       59,200         246,864
Washington Trust Bancorp, Inc.                                           19,683         395,431
                                                                                    -----------
                                                                                      3,431,734
                                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Schawk, Inc.                                                             22,209         431,299
                                                                                    -----------
COMMUNICATIONS EQUIPMENT (0.7%)
EXFO, Inc. *                                                             45,400         268,768
                                                                                    -----------
CONSTRUCTION & ENGINEERING (0.8%)
Pike Electric Corp. *                                                    42,496         321,270
                                                                                    -----------
DISTRIBUTORS (0.9%)
Audiovox Corp., Class A *                                                57,810         374,609
                                                                                    -----------
DIVERSIFIED CONSUMER SERVICES (1.0%)
Stewart Enterprises, Inc., Class A                                       68,900         383,084
                                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
Neutral Tandem, Inc. *                                                   26,100         381,582
Premiere Global Services, Inc. *                                         64,954         443,636
                                                                                    -----------
                                                                                        825,218
                                                                                    -----------
ELECTRIC UTILITIES (0.7%)
Central Vermont Public Service Corp.                                     14,100         285,102
                                                                                    -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.7%)
CTS Corp.                                                                34,033         345,435
Electro Scientific Industries, Inc. *                                    18,169         211,124
Measurement Specialties, Inc. *                                          10,800         241,272
MTS Systems Corp.                                                         7,786         255,147
OSI Systems, Inc. *                                                       5,144         185,184
PAR Technology Corp. *                                                   51,995         324,969
TTM Technologies, Inc. *                                                 28,913         303,008
                                                                                    -----------
                                                                                      1,866,139
                                                                                    -----------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.8%)
ION Geophysical Corp. *                                    84,400         412,716
Mitcham Industries, Inc. *                                 32,777         285,160
North American Energy Partners, Inc. *                     46,206         401,068
                                                                      -----------
                                                                        1,098,944
                                                                      -----------
FOOD & STAPLES RETAILING (3.5%)
Nash Finch Co.                                             13,234         554,505
Susser Holdings Corp. *                                    33,421         456,865
Winn-Dixie Stores, Inc. *                                  54,500         365,150
                                                                      -----------
                                                                        1,376,520
                                                                      -----------
FOOD PRODUCTS (2.4%)
Inventure Foods, Inc. *                                    98,218         392,872
Overhill Farms, Inc. *                                    106,640         554,528
                                                                      -----------
                                                                          947,400
                                                                      -----------
GAS UTILITIES (0.9%)
Chesapeake Utilities Corp.                                  9,901         363,268
                                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Angiodynamics, Inc. *                                      20,841         296,359
Greatbatch, Inc. *                                         12,156         264,393
Kensey Nash Corp. *                                        12,190         328,642
Medical Action Industries, Inc. *                          43,629         432,800
                                                                      -----------
                                                                        1,322,194
                                                                      -----------
HEALTH CARE PROVIDERS & SERVICES (1.5%)
American Dental Partners, Inc. *                           32,023         373,388
Cross Country Healthcare, Inc. *                           28,897         210,948
                                                                      -----------
                                                                          584,336
                                                                      -----------
HEALTH CARE TECHNOLOGY (1.0%)
Omnicell, Inc. *                                           29,455         411,486
                                                                      -----------
HOTELS, RESTAURANTS & LEISURE (2.4%)
Benihana, Inc., Class A *                                  71,040         598,867
Frisch's Restaurants, Inc.                                 16,691         368,871
                                                                      -----------
                                                                          967,738
                                                                      -----------
INSURANCE (4.6%)
American Equity Investment Life Holding Co.                32,939         357,388
Amerisafe, Inc. *                                          15,380         293,604
First Mercury Financial Corp.                              15,500         252,650
Meadowbrook Insurance Group, Inc.                          69,283         597,913
SeaBright Holdings, Inc.                                   38,708         323,986
                                                                      -----------
                                                                        1,825,541
                                                                      -----------
INTERNET SOFTWARE & SERVICES (1.9%)
Infospace, Inc. *                                          43,476         366,937
Perficient, Inc. *                                         37,960         400,858
                                                                      -----------
                                                                          767,795
                                                                      -----------
IT SERVICES (1.8%)
Ciber, Inc. *                                             101,972         374,237
Ness Technologies, Inc. *                                  68,525         330,291
                                                                      -----------
                                                                          704,528
                                                                      -----------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Medtox Scientific, Inc. *                                 23,737         278,435
                                                                      ----------
MACHINERY (3.0%)
EnPro Industries, Inc. *                                   5,600         196,784
Federal Signal Corp.                                      57,147         322,880
Flow International Corp. *                               100,252         264,665
Greenbrier Cos., Inc. *                                   22,518         409,828
                                                                      ----------
                                                                       1,194,157
                                                                      ----------
METALS & MINING (0.5%)
Horsehead Holding Corp. *                                 18,000         196,740
                                                                      ----------
MULTILINE RETAIL (0.7%)
Fred's, Inc., Class A                                     22,394         268,280
                                                                      ----------
OIL, GAS & CONSUMABLE FUELS (1.9%)
Gulfport Energy Corp. *                                   46,307         771,475
                                                                      ----------
PAPER & FOREST PRODUCTS (1.2%)
Glatfelter                                                38,392         477,596
                                                                      ----------
PERSONAL PRODUCTS (1.1%)
Prestige Brands Holdings, Inc. *                          42,099         452,564
                                                                      ----------
PROFESSIONAL SERVICES (3.4%)
Barrett Business Services, Inc.                           32,805         503,557
CBIZ, Inc. *                                              60,751         359,646
Dolan Co. (The) *                                         24,853         265,927
SFN Group, Inc. *                                         29,400         222,852
                                                                      ----------
                                                                       1,351,982
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS (3.8%)
Cedar Shopping Centers, Inc.                              60,414         381,212
Gladstone Commercial Corp.                                 5,300          99,004
MHI Hospitality Corp. *                                  108,482         269,036
Monmouth Real Estate Investment Corp., Class A            61,606         506,401
U-Store-It Trust                                          28,160         242,458
                                                                      ----------
                                                                       1,498,111
                                                                      ----------
ROAD & RAIL (4.8%)
Celadon Group, Inc. *                                     45,020         583,909
Marten Transport, Ltd.                                    15,520         329,645
Saia, Inc. *                                              22,193         321,355
USA Truck, Inc. *                                         26,227         359,834
Vitran Corp., Inc. *                                      27,250         304,928
                                                                      ----------
                                                                       1,899,671
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Cohu, Inc.                                                14,700         210,945
IXYS Corp. *                                              34,149         349,686
Pericom Semiconductor Corp. *                             36,612         344,885
Photronics, Inc. *                                        77,205         484,847
Rudolph Technologies, Inc. *                              23,544         174,696
Ultratech, Inc. *                                         15,747         288,328
                                                                      ----------
                                                                       1,853,387
                                                                      ----------
SOFTWARE (1.5%)
American Software, Inc., Class A                          55,179         333,281
                                                                      ----------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Versant Corp. *                                                  22,544       253,169
                                                                          -----------
                                                                              586,450
                                                                          -----------
SPECIALTY RETAIL (3.5%)
Cache, Inc. *                                                    63,233       315,533
Casual Male Retail Group, Inc. *                                 93,510       412,379
Stage Stores, Inc.                                               25,300       337,249
Stein Mart, Inc. *                                               33,943       318,725
                                                                          -----------
                                                                            1,383,886
                                                                          -----------
THRIFTS & MORTGAGE FINANCE (4.3%)
Berkshire Hills Bancorp, Inc.                                    23,695       458,261
BofI Holding, Inc. *                                             37,350       480,321
Dime Community Bancshares, Inc.                                  20,600       300,554
WSFS Financial Corp.                                             11,762       459,189
                                                                          -----------
                                                                            1,698,325
                                                                          -----------
TRADING COMPANIES & DISTRIBUTORS (1.8%)
Aceto Corp.                                                      64,998       479,035
DXP Enterprises, Inc. *                                          12,818       244,055
                                                                          -----------
                                                                              723,090
                                                                          -----------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
USA Mobility, Inc. *                                             16,305       274,413
                                                                          -----------
TOTAL COMMON STOCKS                                                        35,820,344
                                                                          -----------
INVESTMENTS IN AFFILIATES (9.0%)
Fifth Third Institutional Money Market Fund (a)               3,559,444     3,559,444
                                                                          -----------
TOTAL INVESTMENTS IN AFFILIATES                                             3,559,444
                                                                          -----------
TOTAL INVESTMENTS (COST $34,329,055) - 99.3%                               39,379,788

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                  290,192
                                                                          -----------
NET ASSETS - 100.0%                                                       $39,669,980
                                                                          ===========

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
                                                          ----------        ------------
COMMON STOCKS (95.0%)
AEROSPACE & DEFENSE (4.5%)
AAR Corp. *                                                   58,937        $  1,298,971
Curtiss-Wright Corp.                                          33,330           1,029,230
Orbital Sciences Corp. *                                      53,144             863,059
                                                                            ------------
                                                                               3,191,260
                                                                            ------------
CAPITAL MARKETS (1.0%)
SWS Group, Inc.                                              100,705             691,843
                                                                            ------------
CHEMICALS (5.3%)
Innophos Holdings, Inc.                                       40,934           1,503,097
Olin Corp.                                                    59,358           1,186,566
OM Group, Inc. *                                              30,000             998,100
                                                                            ------------
                                                                               3,687,763
                                                                            ------------
COMMERCIAL BANKS (9.8%)
FNB Corp.                                                    134,478           1,143,063
Glacier Bancorp, Inc.                                         68,979             896,727
Old National Bancorp                                         120,615           1,141,018
Renasant Corp.                                                63,558           1,039,173
TCF Financial Corp.                                           60,983             802,536
UMB Financial Corp.                                           25,611             949,144
United Bankshares, Inc.                                       33,349             891,085
                                                                            ------------
                                                                               6,862,746
                                                                            ------------
COMMUNICATIONS EQUIPMENT (1.9%)
Comtech Telecommunications Corp.                              43,687           1,346,433
                                                                            ------------
CONSTRUCTION & ENGINEERING (2.7%)
Great Lakes Dredge & Dock Corp.                              157,135             972,666
Pike Electric Corp. *                                        120,872             913,792
                                                                            ------------
                                                                               1,886,458
                                                                            ------------
CONSUMER FINANCE (1.4%)
Cash America International, Inc.                              27,900             982,917
                                                                            ------------
DIVERSIFIED CONSUMER SERVICES (3.0%)
Regis Corp.                                                   55,405           1,133,032
Stewart Enterprises, Inc., Class A                           176,574             981,752
                                                                            ------------
                                                                               2,114,784
                                                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Neutral Tandem, Inc. *                                        38,050             556,291
                                                                            ------------
ELECTRIC UTILITIES (1.2%)
Cleco Corp.                                                   26,079             815,490
                                                                            ------------
ELECTRICAL EQUIPMENT (2.9%)
Baldor Electric Co.                                           22,220             933,685
EnerSys *                                                     42,234           1,113,288
                                                                            ------------
                                                                               2,046,973
                                                                            ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
MTS Systems Corp.                                             22,913             750,859
                                                                            ------------
ENERGY EQUIPMENT & SERVICES (4.9%)
Helix Energy Solutions Group, Inc. *                         112,443           1,426,902

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

North American Energy Partners, Inc. *                       100,167             869,450
Oil States International, Inc. *                              22,971           1,174,277
                                                                            ------------
                                                                               3,470,629
                                                                            ------------
FOOD & STAPLES RETAILING (1.6%)
Winn-Dixie Stores, Inc. *                                    164,419           1,101,607
                                                                            ------------
FOOD PRODUCTS (2.1%)
Corn Products International, Inc.                              6,765             287,851
Fresh Del Monte Produce, Inc. *                               54,599           1,208,276
                                                                            ------------
                                                                               1,496,127
                                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Conmed Corp. *                                                48,635           1,070,456
Wright Medical Group, Inc. *                                  63,373             845,396
                                                                            ------------
                                                                               1,915,852
                                                                            ------------
HOTELS, RESTAURANTS & LEISURE (2.9%)
Bob Evans Farms, Inc.                                         36,960           1,060,752
International Speedway Corp., Class A                         42,371             967,754
                                                                            ------------
                                                                               2,028,506
                                                                            ------------
HOUSEHOLD DURABLES (1.0%)
Helen of Troy, Ltd. *                                         27,600             707,940
                                                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
RRI Energy, Inc. *                                           184,586             694,043
                                                                            ------------
INSURANCE (3.2%)
Endurance Specialty Holdings, Ltd.                            31,641           1,309,937
Meadowbrook Insurance Group, Inc.                            107,850             930,746
                                                                            ------------
                                                                               2,240,683
                                                                            ------------
INTERNET SOFTWARE & SERVICES (2.9%)
Earthlink, Inc.                                              118,415           1,064,551
United Online, Inc.                                          156,595             967,757
                                                                            ------------
                                                                               2,032,308
                                                                            ------------
MACHINERY (2.9%)
Albany International Corp., Class A                           54,124           1,104,130
Federal Signal Corp.                                         161,871             914,571
                                                                            ------------
                                                                               2,018,701
                                                                            ------------
MARINE (1.2%)
Alexander & Baldwin, Inc.                                     25,145             865,742
                                                                            ------------
METALS & MINING (3.5%)
Coeur d'Alene Mines Corp. *                                   66,190           1,364,176
Schnitzer Steel Industries, Inc., Class A                     21,109           1,091,124
                                                                            ------------
                                                                               2,455,300
                                                                            ------------
MULTI-UTILITIES (3.3%)
Black Hills Corp.                                             39,420           1,255,133
Vectren Corp.                                                 38,560           1,055,773
                                                                            ------------
                                                                               2,310,906
                                                                            ------------
MULTILINE RETAIL (1.7%)
Fred's, Inc., Class A                                         97,276           1,165,367
                                                                            ------------

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.8%)
Penn Virginia Corp.                                           62,869             931,719
Southern Union Co.                                            41,388           1,040,080
                                                                            ------------
                                                                               1,971,799
                                                                            ------------
PAPER & FOREST PRODUCTS (1.4%)
Glatfelter                                                    80,520           1,001,669
                                                                            ------------
PERSONAL PRODUCTS (1.8%)
Prestige Brands Holdings, Inc. *                             116,892           1,256,589
                                                                            ------------
PROFESSIONAL SERVICES (1.5%)
Navigant Consulting, Inc. *                                  115,020           1,052,433
                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (8.9%)
Brandywine Realty Trust                                       87,654           1,049,218
Cedar Shopping Centers, Inc.                                 140,250             884,977
Entertainment Properties Trust                                26,486           1,224,448
First Potomac Realty Trust                                    60,533             997,584
LaSalle Hotel Properties                                      44,066           1,043,924
U-Store-It Trust                                             118,400           1,019,424
                                                                            ------------
                                                                               6,219,575
                                                                            ------------
ROAD & RAIL (3.0%)
RailAmerica, Inc. *                                           99,690           1,156,404
Werner Enterprises, Inc.                                      46,027             981,296
                                                                            ------------
                                                                               2,137,700
                                                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Entegris, Inc. *                                             156,000             932,880
FEI Co. *                                                     45,774             996,042
                                                                            ------------
                                                                               1,928,922
                                                                            ------------
SOFTWARE (0.7%)
THQ, Inc. *                                                  121,397             485,588
                                                                            ------------
SPECIALTY RETAIL (1.6%)
Rent-A-Center, Inc.                                           44,400           1,116,216
                                                                            ------------
TOTAL COMMON STOCKS                                                           66,608,019
                                                                            ------------
INVESTMENTS IN AFFILIATES (4.8%)
Fifth Third Institutional Money Market Fund (a)            3,366,691           3,366,691
                                                                            ------------
TOTAL INVESTMENTS IN AFFILIATES                                                3,366,691
                                                                            ------------
TOTAL INVESTMENTS (COST $64,038,080) - 99.8%                                  69,974,710

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                     156,673
                                                                            ------------
NET ASSETS - 100.0%                                                         $ 70,131,383
                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At October 31, 2010, Small Cap Value's investments were in the following countries:

COUNTRY
----------------------------------------------------------------------
Bermuda                                                           2.9%
Canada                                                            1.2%
Cayman Islands                                                    1.7%
United States                                                    94.2%
                                                                ------
TOTAL                                                           100.0%
                                                                ======

                     See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SHARES          VALUE
                                                               --------     -------------
COMMON STOCKS (97.6%)
AEROSPACE & DEFENSE (3.7%)
AAR Corp. *                                                      69,264     $   1,526,578
General Dynamics Corp.                                           21,722         1,479,703
United Technologies Corp.                                        19,679         1,471,399
                                                                            -------------
                                                                                4,477,680
                                                                            -------------
BIOTECHNOLOGY (1.7%)
Amgen, Inc. *                                                    36,357         2,079,257
                                                                            -------------
CAPITAL MARKETS (3.7%)
Ameriprise Financial, Inc.                                       42,111         2,176,718
Goldman Sachs Group, Inc. (The)                                   4,791           771,111
Legg Mason, Inc.                                                 48,394         1,501,666
                                                                            -------------
                                                                                4,449,495
                                                                            -------------
CHEMICALS (2.3%)
Dow Chemical Co. (The)                                           90,789         2,799,025
                                                                            -------------
COMMERCIAL BANKS (5.4%)
First Horizon National Corp. * (a)                              101,037         1,019,463
Keycorp                                                          72,609           594,668
Old National Bancorp (a)                                        118,724         1,123,129
US Bancorp                                                       39,896           964,685
Wells Fargo & Co.                                               109,238         2,848,927
                                                                            -------------
                                                                                6,550,872
                                                                            -------------
COMMUNICATIONS EQUIPMENT (0.6%)
Symmetricom, Inc. * (a)                                         118,211           736,454
                                                                            -------------
COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard Co.                                              28,878         1,214,609
                                                                            -------------
CONSUMER FINANCE (1.3%)
Discover Financial Services                                      89,360         1,577,204
                                                                            -------------
DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America Corp.                                           131,509         1,504,463
Citigroup, Inc. *                                               182,793           762,247
JPMorgan Chase & Co.                                             82,451         3,102,631
NYSE Euronext (a)                                                45,212         1,385,296
                                                                            -------------
                                                                                6,754,637
                                                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.6%)
AT&T, Inc.                                                       33,318           949,563
CenturyLink, Inc. (a)                                            44,438         1,838,844
Frontier Communications Corp.                                   214,226         1,880,904
Neutral Tandem, Inc. *                                           61,182           894,481
Verizon Communications, Inc.                                     72,782         2,363,232
                                                                            -------------
                                                                                7,927,024
                                                                            -------------
ELECTRIC UTILITIES (3.4%)
Edison International                                             22,164           817,851
FirstEnergy Corp. (a)                                            46,902         1,703,481
NextEra Energy, Inc.                                             14,776           813,271
Pepco Holdings, Inc. (a)                                         41,374           796,863
                                                                            -------------
                                                                                4,131,466
                                                                            -------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Avnet, Inc. *                                                        40,213       1,197,543
                                                                               ------------
ENERGY EQUIPMENT & SERVICES (4.3%)
Baker Hughes, Inc.                                                   23,976       1,110,808
Helix Energy Solutions Group, Inc. *                                 29,461         373,860
Nabors Industries, Ltd. *                                            65,018       1,358,876
National Oilwell Varco, Inc.                                         25,541       1,373,084
North American Energy Partners, Inc. *                               48,644         422,230
Tidewater, Inc. (a)                                                  12,642         583,176
                                                                               ------------
                                                                                  5,222,034
                                                                               ------------
FOOD & STAPLES RETAILING (0.2%)
Winn-Dixie Stores, Inc. * (a)                                        41,088         275,290
                                                                               ------------
FOOD PRODUCTS (1.5%)
Kraft Foods, Inc., Class A                                           56,673       1,828,838
                                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Hologic, Inc. *                                                      81,270       1,301,945
                                                                               ------------
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Omnicare, Inc.                                                       42,809       1,032,553
UnitedHealth Group, Inc.                                             72,502       2,613,697
                                                                               ------------
                                                                                  3,646,250
                                                                               ------------
HOUSEHOLD PRODUCTS (1.5%)
Energizer Holdings, Inc. *                                           24,801       1,854,619
                                                                               ------------
INDUSTRIAL CONGLOMERATES (4.8%)
General Electric Co.                                                264,782       4,241,808
Tyco International, Ltd.                                             39,345       1,506,126
                                                                               ------------
                                                                                  5,747,934
                                                                               ------------
INSURANCE (6.5%)
Allstate Corp. (The)                                                 63,811       1,945,597
Hartford Financial Services Group, Inc. (a)                          29,553         708,681
Meadowbrook Insurance Group, Inc.                                   140,585       1,213,249
MetLife, Inc.                                                        13,365         539,011
Prudential Financial, Inc.                                           24,233       1,274,171
Reinsurance Group of America, Inc.                                   19,663         984,526
Travelers Cos., Inc. (The)                                           20,687       1,141,922
                                                                               ------------
                                                                                  7,807,157
                                                                               ------------
INTERNET SOFTWARE & SERVICES (0.5%)
United Online, Inc.                                                 104,081         643,221
                                                                               ------------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel, Inc.                                                         32,508         758,412
                                                                               ------------
MACHINERY (1.6%)
EnPro Industries, Inc. * (a)                                          6,221         218,606
Federal Signal Corp. (a)                                             84,821         479,239
Joy Global, Inc.                                                      8,069         572,495
Snap-On, Inc.                                                        13,299         678,249
                                                                               ------------
                                                                                  1,948,589
                                                                               ------------
MEDIA (2.8%)
Time Warner, Inc.                                                    55,466       1,803,200
                                                                               ------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Viacom, Inc., Class B                                          40,783       1,573,816
                                                                         ------------
                                                                            3,377,016
                                                                         ------------
METALS & MINING (2.5%)
Alcoa, Inc.                                                    75,564         992,156
Coeur d'Alene Mines Corp. *                                    59,679       1,229,984
Schnitzer Steel Industries, Inc., Class A (a)                  16,325         843,839
                                                                         ------------
                                                                            3,065,979
                                                                         ------------
MULTI-UTILITIES (0.9%)
PG&E Corp.                                                     23,642       1,130,560
                                                                         ------------
OFFICE ELECTRONICS (1.3%)
Xerox Corp.                                                   136,990       1,602,783
                                                                         ------------
OIL, GAS & CONSUMABLE FUELS (8.6%)
Apache Corp.                                                   24,216       2,446,300
Chevron Corp.                                                  29,553       2,441,373
ConocoPhillips                                                 47,284       2,808,670
Exxon Mobil Corp.                                              25,415       1,689,335
Holly Corp. (a)                                                29,564         967,630
                                                                         ------------
                                                                           10,353,308
                                                                         ------------
PHARMACEUTICALS (6.2%)
Forest Laboratories, Inc. *                                    84,128       2,780,430
Johnson & Johnson                                              31,426       2,000,893
Pfizer, Inc.                                                   25,744         447,946
Teva Pharmaceutical Industries, Ltd., ADR                      42,681       2,215,144
                                                                         ------------
                                                                            7,444,413
                                                                         ------------
PROFESSIONAL SERVICES (2.2%)
CBIZ, Inc. * (a)                                              138,814         821,779
Manpower, Inc.                                                 32,722       1,790,875
                                                                         ------------
                                                                            2,612,654
                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
Annaly Capital Management, Inc.                                31,973         566,242
Health Care, Inc.                                              28,074       1,434,581
                                                                         ------------
                                                                            2,000,823
                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Cabot Microelectronics Corp. *                                 20,096         776,308
                                                                         ------------
SOFTWARE (3.4%)
Cadence Design Systems, Inc. *                                 88,658         750,933
Microsoft Corp. (a)                                            96,910       2,581,683
THQ, Inc. * (a)                                               188,179         752,716
                                                                         ------------
                                                                            4,085,332
                                                                         ------------
SPECIALTY RETAIL (2.1%)
American Eagle Outfitters, Inc.                                75,144       1,203,056
Best Buy Co., Inc.                                             30,680       1,318,626
                                                                         ------------
                                                                            2,521,682
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
VF Corp.                                                       14,776       1,229,954
                                                                         ------------
THRIFTS & MORTGAGE FINANCE (1.0%)
New York Community Bancorp, Inc. (a)                           72,545       1,228,187
                                                                         ------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group, Inc. (a)                                          65,016        1,652,707
                                                                          -------------
TOTAL COMMON STOCKS                                                         118,011,261
                                                                          -------------
INVESTMENT COMPANIES (12.4%)
State Street Navigator Securities Lending Portfolio (c)     15,007,497       15,007,497
                                                                          -------------
TOTAL INVESTMENT COMPANIES                                                   15,007,497
                                                                          -------------
INVESTMENTS IN AFFILIATES (0.6%)
Fifth Third Institutional Money Market Fund (b)                751,454          751,454
                                                                          -------------
TOTAL INVESTMENTS IN AFFILIATES                                                 751,454
                                                                          -------------
TOTAL INVESTMENTS (COST $120,704,954) - 110.6%                              133,770,212

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%                            (12,841,470)
                                                                          -------------
NET ASSETS - 100.0%                                                       $ 120,928,742
                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

                     See notes to schedules of investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             SHARES             VALUE
                                                           ----------        ------------
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (3.1%)
General Dynamics Corp.                                         67,418        $  4,592,514
United Technologies Corp.                                      34,889           2,608,651
                                                                             ------------
                                                                                7,201,165
                                                                             ------------
BIOTECHNOLOGY (2.3%)
Amgen, Inc. *                                                  96,239           5,503,908
                                                                             ------------
CAPITAL MARKETS (3.0%)
Ameriprise Financial, Inc.                                    101,801           5,262,094
Goldman Sachs Group, Inc. (The)                                11,461           1,844,648
                                                                             ------------
                                                                                7,106,742
                                                                             ------------
CHEMICALS (2.1%)
Dow Chemical Co. (The)                                        157,421           4,853,289
                                                                             ------------
COMMERCIAL BANKS (4.8%)
US Bancorp                                                    170,231           4,116,186
Wells Fargo & Co.                                             270,178           7,046,242
                                                                             ------------
                                                                               11,162,428
                                                                             ------------
COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard Co.                                            53,092           2,233,050
                                                                             ------------
CONSUMER FINANCE (1.7%)
Discover Financial Services                                   227,536           4,016,010
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (6.6%)
Citigroup, Inc. *                                             838,175           3,495,190
JPMorgan Chase & Co.                                          251,469           9,462,778
NYSE Euronext (a)                                              80,565           2,468,512
                                                                             ------------
                                                                               15,426,480
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (7.9%)
CenturyLink, Inc. (a)                                         124,321           5,144,403
Frontier Communications Corp.                                 504,455           4,429,115
Verizon Communications, Inc.                                  273,212           8,871,193
                                                                             ------------
                                                                               18,444,711
                                                                             ------------
ELECTRIC UTILITIES (4.7%)
FirstEnergy Corp. (a)                                         136,016           4,940,101
NextEra Energy, Inc.                                          108,543           5,974,207
                                                                             ------------
                                                                               10,914,308
                                                                             ------------
ENERGY EQUIPMENT & SERVICES (3.6%)
Baker Hughes, Inc.                                             55,957           2,592,488
National Oilwell Varco, Inc.                                  109,554           5,889,623
                                                                             ------------
                                                                                8,482,111
                                                                             ------------
FOOD & STAPLES RETAILING (0.6%)
SUPERVALU, Inc. (a)                                           139,892           1,509,435
                                                                             ------------
FOOD PRODUCTS (2.5%)
Kraft Foods, Inc., Class A                                    182,366           5,884,951
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES (3.8%)
UnitedHealth Group, Inc.                                      249,278           8,986,472
                                                                             ------------

                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.0%)
Energizer Holdings, Inc. *                                     63,710           4,764,234
                                                                             ------------
INDUSTRIAL CONGLOMERATES (4.8%)
General Electric Co.                                          475,634           7,619,656
Tyco International, Ltd.                                       97,756           3,742,100
                                                                             ------------
                                                                               11,361,756
                                                                             ------------
INSURANCE (8.1%)
Allstate Corp. (The)                                          122,195           3,725,725
Prudential Financial, Inc.                                    101,464           5,334,977
Reinsurance Group of America, Inc.                             84,610           4,236,423
Travelers Cos., Inc. (The)                                    101,633           5,610,142
                                                                             ------------
                                                                               18,907,267
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (1.3%)
Mattel, Inc.                                                  135,342           3,157,529
                                                                             ------------
MEDIA (3.9%)
Time Warner, Inc.                                             149,668           4,865,707
Viacom, Inc., Class B                                         112,246           4,331,573
                                                                             ------------
                                                                                9,197,280
                                                                             ------------
METALS & MINING (1.0%)
Alcoa, Inc.                                                   175,961           2,310,368
                                                                             ------------
OFFICE ELECTRONICS (2.3%)
Xerox Corp.                                                   468,892           5,486,036
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (10.4%)
Apache Corp.                                                   58,991           5,959,271
Chevron Corp.                                                 132,308          10,929,964
ConocoPhillips                                                127,083           7,548,730
                                                                             ------------
                                                                               24,437,965
                                                                             ------------
PHARMACEUTICALS (5.5%)
Forest Laboratories, Inc. *                                   251,806           8,322,188
Teva Pharmaceutical Industries, Ltd., ADR                      86,969           4,513,691
                                                                             ------------
                                                                               12,835,879
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS (2.2%)
Annaly Capital Management, Inc.                               134,836           2,387,946
Health Care, Inc.                                              53,092           2,713,001
                                                                             ------------
                                                                                5,100,947
                                                                             ------------
SOFTWARE (2.2%)
Microsoft Corp. (a)                                           195,344           5,203,964
                                                                             ------------
SPECIALTY RETAIL (1.6%)
Best Buy Co., Inc.                                             87,981           3,781,423
                                                                             ------------
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
VF Corp.                                                       36,743           3,058,487
                                                                             ------------
THRIFTS & MORTGAGE FINANCE (1.7%)
New York Community Bancorp, Inc. (a)                          231,750           3,923,527
                                                                             ------------
TOBACCO (2.3%)
Altria Group, Inc.                                            216,918           5,514,056
                                                                             ------------

                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                           230,765,778
                                                                             ------------
INVESTMENT COMPANIES (8.4%)
State Street Navigator Securities Lending Portfolio (c)    19,824,723          19,824,723
                                                                             ------------
TOTAL INVESTMENT COMPANIES                                                     19,824,723
                                                                             ------------
INVESTMENTS IN AFFILIATES (0.9%)
Fifth Third Institutional Money Market Fund (b)             1,921,598           1,921,598
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATES                                                 1,921,598
                                                                             ------------
TOTAL INVESTMENTS (COST $204,711,997) - 107.6%                                252,512,099

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%                                (17,746,995)
                                                                             ------------
NET ASSETS - 100.0%                                                          $234,765,104
                                                                             ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

                     See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
                                                                                       --------        ------------
COMMON STOCKS (126.3%)
AEROSPACE & DEFENSE (4.4%)
Honeywell International, Inc.                                                             9,890        $    465,918
Northrop Grumman Corp. (b)                                                               12,764             806,812
Raytheon Co. (b)                                                                         19,910             917,453
United Technologies Corp. (b)                                                            21,276           1,590,807
                                                                                                       ------------
                                                                                                          3,780,990
                                                                                                       ------------
AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service, Inc., Class B                                                      1,399              94,209
                                                                                                       ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                                                    8,908             122,574
                                                                                                       ------------
AUTO COMPONENTS (0.8%)
TRW Automotive Holdings Corp. *                                                          15,146             692,021
                                                                                                       ------------
AUTOMOBILES (0.9%)
Ford Motor Co. *                                                                         57,097             806,781
                                                                                                       ------------
BEVERAGES (b) (1.9%)
Coca-Cola Co. (The)                                                                       8,851             542,743
Dr. Pepper Snapple Group, Inc.                                                           28,769           1,051,507
                                                                                                       ------------
                                                                                                          1,594,250
                                                                                                       ------------
BIOTECHNOLOGY (4.1%)
Amgen, Inc. *                                                                            10,307             589,457
Biogen Idec, Inc. * (b)                                                                  18,586           1,165,528
Celgene Corp. *                                                                          10,820             671,598
Cephalon, Inc. * (b)                                                                     16,582           1,101,708
                                                                                                       ------------
                                                                                                          3,528,291
                                                                                                       ------------
CAPITAL MARKETS (2.1%)
Ameriprise Financial, Inc. (b)                                                           22,478           1,161,888
Bank of New York Mellon Corp. (The)                                                      21,670             543,050
Franklin Resources, Inc. (b)                                                              1,141             130,873
                                                                                                       ------------
                                                                                                          1,835,811
                                                                                                       ------------
CHEMICALS (3.0%)
E.I. du Pont de Nemours & Co. (b)                                                        11,652             550,907
Eastman Chemical Co. (b)                                                                    300              23,571
Minerals Technologies, Inc.                                                               7,823             458,976
PPG Industries, Inc. (b)                                                                  1,792             137,446
Sherwin-Williams Co. (The)                                                                4,256             310,560
Sigma-Aldrich Corp. (b)                                                                  17,653           1,119,553
                                                                                                       ------------
                                                                                                          2,601,013
                                                                                                       ------------
COMMERCIAL BANKS (2.6%)
PNC Financial Services Group, Inc.                                                       13,334             718,702
Wells Fargo & Co. (b)                                                                    58,846           1,534,704
                                                                                                       ------------
                                                                                                          2,253,406
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
RR Donnelley & Sons Co. (b)                                                              50,944             939,917
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT (2.6%)
Cisco Systems, Inc. *                                                                     3,522              80,407
Harris Corp. (b)                                                                         24,257           1,096,174

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Research In Motion, Ltd. *                                                               18,688           1,064,282
                                                                                                       ------------
                                                                                                          2,240,863
                                                                                                       ------------
COMPUTERS & PERIPHERALS (4.1%)
Apple, Inc. * (b)                                                                         6,631           1,995,069
Dell, Inc. * (b)                                                                         12,955             186,293
Hewlett-Packard Co.                                                                       2,332              98,084
SanDisk Corp. *                                                                           3,262             122,586
Western Digital Corp. * (b)                                                              34,820           1,114,936
                                                                                                       ------------
                                                                                                          3,516,968
                                                                                                       ------------
CONSUMER FINANCE (1.6%)
Capital One Financial Corp. (b)                                                          31,085           1,158,538
Discover Financial Services                                                              13,812             243,782
                                                                                                       ------------
                                                                                                          1,402,320
                                                                                                       ------------
CONTAINERS & PACKAGING (0.6%)
Ball Corp.                                                                                4,698             302,363
Bemis Co., Inc.                                                                           2,415              76,701
Sealed Air Corp.                                                                          5,841             135,219
                                                                                                       ------------
                                                                                                            514,283
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America Corp. (b)                                                                 4,157              47,556
Citigroup, Inc. *                                                                       185,728             774,486
JPMorgan Chase & Co. (b)                                                                 58,682           2,208,204
NASDAQ OMX Group, Inc. (The) *                                                           31,311             658,157
                                                                                                       ------------
                                                                                                          3,688,403
                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc. (b)                                                                           49,691           1,416,193
Verizon Communications, Inc.                                                             24,034             780,384
                                                                                                       ------------
                                                                                                          2,196,577
                                                                                                       ------------
ELECTRIC UTILITIES (0.9%)
Allegheny Energy, Inc.                                                                    1,326              30,763
Exelon Corp.                                                                              1,393              56,862
Pinnacle West Capital Corp.                                                              15,835             651,769
                                                                                                       ------------
                                                                                                            739,394
                                                                                                       ------------
ELECTRICAL EQUIPMENT (1.5%)
Emerson Electric Co. (b)                                                                 24,194           1,328,251
                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES (2.7%)
Exterran Holdings, Inc. * (b)                                                            41,366           1,041,182
Halliburton Co.                                                                           7,245             230,826
Nabors Industries, Ltd. *                                                                18,537             387,423
Rowan Cos., Inc. *                                                                       19,248             633,259
                                                                                                       ------------
                                                                                                          2,292,690
                                                                                                       ------------
FOOD & STAPLES RETAILING (1.4%)
SUPERVALU, Inc. (b)                                                                       1,652              17,825
Wal-Mart Stores, Inc. (b)                                                                19,933           1,079,771
Walgreen Co.                                                                              2,587              87,647
                                                                                                       ------------
                                                                                                          1,185,243
                                                                                                       ------------
FOOD PRODUCTS (2.5%)
ConAgra Foods, Inc.                                                                      38,458             864,920
General Mills, Inc. (b)                                                                  12,794             480,287

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

HJ Heinz Co. (b)                                                                         17,188             844,103
                                                                                                       ------------
                                                                                                          2,189,310
                                                                                                       ------------
GAS UTILITIES (1.2%)
Questar Corp. (b)                                                                        59,195           1,004,539
                                                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Baxter International, Inc.                                                                  624              31,780
Cooper Cos., Inc. (The)                                                                   4,748             234,267
St. Jude Medical, Inc. *                                                                  8,147             312,030
                                                                                                       ------------
                                                                                                            578,077
                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Cardinal Health, Inc. (b)                                                                31,529           1,093,741
Humana, Inc. * (b)                                                                       19,508           1,137,121
WellCare Health Plans, Inc. *                                                            10,227             284,106
WellPoint, Inc. * (b)                                                                    18,203             989,151
                                                                                                       ------------
                                                                                                          3,504,119
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE (1.2%)
McDonald's Corp. (b)                                                                     13,652           1,061,716
                                                                                                       ------------
HOUSEHOLD DURABLES (1.2%)
Tempur-Pedic International, Inc. *                                                        5,477             188,957
Whirlpool Corp. (b)                                                                      10,575             801,902
                                                                                                       ------------
                                                                                                            990,859
                                                                                                       ------------
HOUSEHOLD PRODUCTS (2.1%)
Procter & Gamble Co. (The) (b)                                                           28,242           1,795,344
                                                                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
NRG Energy, Inc. * (b)                                                                   54,386           1,082,825
                                                                                                       ------------
INDUSTRIAL CONGLOMERATES (b) (3.1%)
3M Co.                                                                                   16,750           1,410,685
General Electric Co.                                                                     77,808           1,246,484
                                                                                                       ------------
                                                                                                          2,657,169
                                                                                                       ------------
INSURANCE (5.5%)
ACE, Ltd.                                                                                18,626           1,106,757
Assurant, Inc.                                                                           25,736           1,017,601
Berkshire Hathaway, Inc., Class B *                                                         518              41,212
Chubb Corp.                                                                              20,390           1,183,028
Lincoln National Corp. (b)                                                               14,951             366,000
Prudential Financial, Inc.                                                                7,791             409,651
Travelers Cos., Inc. (The)                                                               10,414             574,853
                                                                                                       ------------
                                                                                                          4,699,102
                                                                                                       ------------
INTERNET & CATALOG RETAIL (0.2%)
NetFlix, Inc. *                                                                             825             143,138
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES (2.0%)
Google, Inc., Class A * (b)                                                               2,345           1,437,461
IAC/InterActiveCorp *                                                                    10,701             298,558
                                                                                                       ------------
                                                                                                          1,736,019
                                                                                                       ------------
IT SERVICES (b) (4.2%)
Computer Sciences Corp.                                                                  22,469           1,102,105
International Business Machines Corp.                                                    17,202           2,470,207
                                                                                                       ------------
                                                                                                          3,572,312
                                                                                                       ------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Hasbro, Inc.                                                                             20,526             949,327
                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES (b) (1.7%)
PerkinElmer, Inc.                                                                        27,548             646,001
Thermo Fisher Scientific, Inc. *                                                         16,243             835,215
                                                                                                       ------------
                                                                                                          1,481,216
                                                                                                       ------------
MACHINERY (2.9%)
Caterpillar, Inc. (b)                                                                    16,007           1,258,150
Eaton Corp. (b)                                                                          12,963           1,151,503
Snap-On, Inc.                                                                             2,511             128,061
                                                                                                       ------------
                                                                                                          2,537,714
                                                                                                       ------------
MEDIA (3.6%)
DIRECTV, Class A *                                                                       20,884             907,618
Time Warner, Inc. (b)                                                                    41,025           1,333,723
Valassis Communications, Inc. * (b)                                                      25,270             833,910
                                                                                                       ------------
                                                                                                          3,075,251
                                                                                                       ------------
METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold, Inc. (b)                                                 14,591           1,381,476
                                                                                                       ------------
MULTI-UTILITIES (b) (1.4%)
DTE Energy Co.                                                                           13,694             640,332
Integrys Energy Group, Inc.                                                               1,023              54,413
NiSource, Inc.                                                                           29,670             513,588
                                                                                                       ------------
                                                                                                          1,208,333
                                                                                                       ------------
MULTILINE RETAIL (1.7%)
Big Lots, Inc. *                                                                          5,496             172,409
Family Dollar Stores, Inc.                                                               23,621           1,090,582
Target Corp. (b)                                                                          3,544             184,075
                                                                                                       ------------
                                                                                                          1,447,066
                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS (12.7%)
Apache Corp. (b)                                                                          8,407             849,275
Chevron Corp. (b)                                                                        22,926           1,893,917
ConocoPhillips (b)                                                                       28,923           1,718,026
EnCana Corp.                                                                             21,486             606,335
Exxon Mobil Corp. (b)                                                                    23,768           1,579,859
Marathon Oil Corp. (b)                                                                   32,913           1,170,715
Murphy Oil Corp. (b)                                                                      9,296             605,727
Pioneer Natural Resources Co. (b)                                                         8,941             624,082
Sunoco, Inc.                                                                             16,551             620,166
Tesoro Corp. (b)                                                                         50,364             652,718
Valero Energy Corp.                                                                      35,893             644,279
                                                                                                       ------------
                                                                                                         10,965,099
                                                                                                       ------------
PERSONAL PRODUCTS (0.7%)
Estee Lauder Cos., Inc. (The), Class A                                                    8,849             629,783
                                                                                                       ------------
PHARMACEUTICALS (5.4%)
Bristol-Myers Squibb Co. (b)                                                             41,038           1,103,922
Eli Lilly & Co.                                                                          24,428             859,866
Forest Laboratories, Inc. * (b)                                                          33,135           1,095,112
Johnson & Johnson                                                                         5,038             320,769
Mylan, Inc. * (b)                                                                        53,969           1,096,650

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Pfizer, Inc.                                                                             11,093             193,018
                                                                                                       ------------
                                                                                                          4,669,337
                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
Equity Residential                                                                       11,177             543,537
Host Hotels & Resorts, Inc.                                                              58,195             924,719
                                                                                                       ------------
                                                                                                          1,468,256
                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Advanced Micro Devices, Inc. *                                                           70,726             518,421
Intel Corp. (b)                                                                          95,055           1,907,754
Micron Technology, Inc. * (b)                                                           137,595           1,137,911
                                                                                                       ------------
                                                                                                          3,564,086
                                                                                                       ------------
SOFTWARE (6.0%)
CA, Inc. (b)                                                                             37,065             860,279
Intuit, Inc. *                                                                           13,928             668,544
Microsoft Corp. (b)                                                                      99,027           2,638,079
Symantec Corp. * (b)                                                                     63,960           1,034,873
                                                                                                       ------------
                                                                                                          5,201,775
                                                                                                       ------------
SPECIALTY RETAIL (3.5%)
AutoZone, Inc. * (b)                                                                      3,391             805,803
Limited Brands, Inc. (b)                                                                 37,800           1,110,942
Ross Stores, Inc.                                                                         6,069             358,010
TJX Cos., Inc.                                                                           12,895             591,752
Tractor Supply Co.                                                                        4,309             170,637
                                                                                                       ------------
                                                                                                          3,037,144
                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Deckers Outdoor Corp. * (b)                                                              18,923           1,099,427
Under Armour, Inc., Class A *                                                             5,596             261,221
                                                                                                       ------------
                                                                                                          1,360,648
                                                                                                       ------------
TOBACCO (2.8%)
Altria Group, Inc.                                                                       22,469             571,162
Philip Morris International, Inc. (b)                                                    30,876           1,806,246
                                                                                                       ------------
                                                                                                          2,377,408
                                                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
WW Grainger, Inc.                                                                         7,825             970,535
                                                                                                       ------------
TOTAL COMMON STOCKS                                                                                     108,693,238
                                                                                                       ------------
INVESTMENTS IN AFFILIATES (1.1%)
Fifth Third Institutional Money Market Fund (a)                                         933,003             933,003
                                                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATES                                                                             933,003
                                                                                                       ------------
TOTAL INVESTMENTS (COST $93,776,717) - 127.4%                                                           109,626,241

SECURITIES SOLD SHORT (PROCEEDS $24,452,988) - (29.1)%                                                  (25,077,152)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%                                                              1,512,052
                                                                                                       ------------
NET ASSETS - 100.0%                                                                                    $ 86,061,141
                                                                                                       ============

                     See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS 29.1%
AEROSPACE & DEFENSE (0.7%)
Rockwell Collins, Inc.                                                                  (10,639)           (643,766)
                                                                                                       ------------
AIRLINES (1.0%)
AMR Corp. *                                                                            (110,792)           (873,041)
                                                                                                       ------------
BEVERAGES (0.3%)
Constellation Brands, Inc., Class A *                                                   (14,144)           (279,061)
                                                                                                       ------------
BIOTECHNOLOGY (1.6%)
Regeneron Pharmaceuticals, Inc. *                                                       (14,563)           (379,803)
Vertex Pharmaceuticals, Inc. *                                                          (27,113)         (1,039,241)
                                                                                                       ------------
                                                                                                         (1,419,044)
                                                                                                       ------------
BUILDING PRODUCTS (0.4%)
USG Corp. *                                                                             (24,771)           (314,096)
                                                                                                       ------------
CAPITAL MARKETS (0.7%)
E*Trade Financial Corp. *                                                               (43,515)           (622,265)
                                                                                                       ------------
COMMERCIAL BANKS (0.8%)
Marshall & Ilsley Corp.                                                                (110,854)           (655,147)
                                                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (1.5%)
Iron Mountain, Inc.                                                                     (37,274)           (812,200)
Ritchie Bros. Auctioneers, Inc.                                                         (22,855)           (484,069)
                                                                                                       ------------
                                                                                                         (1,296,269)
                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group, Inc., Class A *                                                           (14,135)           (529,780)
                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Frontier Communications Corp.                                                           (24,972)           (219,254)
                                                                                                       ------------
ELECTRICAL EQUIPMENT (0.1%)
GrafTech International, Ltd. *                                                           (2,641)            (43,497)
                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES (0.6%)
FMC Technologies, Inc. *                                                                 (6,725)           (484,873)
                                                                                                       ------------
FOOD PRODUCTS (1.2%)
Green Mountain Coffee Roasters, Inc. *                                                   (3,972)           (131,037)
Tyson Foods, Inc., Class A                                                              (60,515)           (941,008)
                                                                                                       ------------
                                                                                                         (1,072,045)
                                                                                                       ------------
GAS UTILITIES (1.2%)
National Fuel Gas Co.                                                                   (19,307)         (1,065,360)
                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Brookdale Senior Living, Inc. *                                                         (36,893)           (692,851)
Patterson Cos., Inc.                                                                     (1,519)            (42,000)
Quest Diagnostics, Inc.                                                                  (8,388)           (412,186)
                                                                                                       ------------
                                                                                                         (1,147,037)
                                                                                                       ------------
HOTELS, RESTAURANTS & LEISURE (0.3%)
MGM Resorts International *                                                             (22,111)           (241,673)
                                                                                                       ------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
DR Horton, Inc.                                                                         (20,157)           (210,439)
Lennar Corp., Class A                                                                    (6,519)            (94,591)
MDC Holdings, Inc.                                                                      (28,205)           (726,279)
Pulte Group, Inc. *                                                                     (64,213)           (504,072)
                                                                                                       ------------
                                                                                                         (1,535,381)
                                                                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES Corp. (The) *                                                                          (300)             (3,582)
Ormat Technologies, Inc.                                                                 (6,798)           (193,811)
                                                                                                       ------------
                                                                                                           (197,393)
                                                                                                       ------------
INSURANCE (0.7%)
AON Corp.                                                                                  (993)            (39,472)
Marsh & McLennan Cos., Inc.                                                             (19,806)           (494,754)
Mercury General Corp.                                                                      (895)            (38,019)
                                                                                                       ------------
                                                                                                           (572,245)
                                                                                                       ------------
INTERNET SOFTWARE & SERVICES (0.4%)
Yahoo!, Inc. *                                                                          (22,398)           (369,791)
                                                                                                       ------------
IT SERVICES (0.5%)
SAIC, Inc. *                                                                            (26,560)           (412,742)
                                                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Waters Corp. *                                                                           (4,482)           (332,251)
                                                                                                       ------------
MEDIA (1.2%)
DreamWorks Animation SKG, Inc., Class A *                                               (28,734)         (1,014,310)
                                                                                                       ------------
METALS & MINING (1.6%)
Nucor Corp.                                                                             (15,820)           (604,641)
United States Steel Corp.                                                               (17,185)           (734,143)
                                                                                                       ------------
                                                                                                         (1,338,784)
                                                                                                       ------------
MULTI-UTILITIES (1.0%)
CenterPoint Energy, Inc.                                                                (53,897)           (892,534)
                                                                                                       ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                                                              (7,355)            (86,054)
                                                                                                       ------------
OIL, GAS & CONSUMABLE FUELS (2.9%)
Consol Energy, Inc.                                                                     (24,115)           (886,467)
Denbury Resources, Inc. *                                                               (52,840)           (899,337)
100,000ths Kinder Morgan Management LLC *                                               (15,563)                (10)
NuStar Energy L.P.                                                                      (11,016)           (694,008)
                                                                                                       ------------
                                                                                                         (2,479,822)
                                                                                                       ------------
PHARMACEUTICALS (0.1%)
Merck & Co., Inc.                                                                        (2,173)            (78,836)
                                                                                                       ------------
PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet Corp.                                                                   (2,108)           (156,856)
                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
Plum Creek Timber Co., Inc.                                                             (12,619)           (464,884)
Weyerhaeuser Co.                                                                        (38,552)           (625,313)
                                                                                                       ------------
                                                                                                         (1,090,197)
                                                                                                       ------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
MEMC Electronic Materials, Inc. *                                                       (79,884)         (1,024,113)
NVIDIA Corp. *                                                                           (1,227)            (14,749)
                                                                                                       ------------
                                                                                                         (1,038,862)
                                                                                                       ------------
SOFTWARE (1.1%)
Adobe Systems, Inc. *                                                                   (17,161)           (483,082)
Electronic Arts, Inc. *                                                                 (30,067)           (476,562)
                                                                                                       ------------
                                                                                                           (959,644)
                                                                                                       ------------
SPECIALTY RETAIL (0.7%)
CarMax, Inc. *                                                                          (19,936)           (617,817)
                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE (0.5%)
Hudson City Bancorp, Inc.                                                               (40,207)           (468,010)
                                                                                                       ------------
TOBACCO (0.1%)
Reynolds American, Inc.                                                                  (1,819)           (118,053)
                                                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Clearwire Corp., Class A *                                                              (58,020)           (411,362)
                                                                                                       ------------
TOTAL COMMON STOCKS                                                                                     (25,077,152)
                                                                                                       ------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $24,452,988) - (29.1)%                                                                       $(25,077,152)
                                                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.
(b) All or part of this security has been designated as collateral for short sales.

                     See notes to schedules of investments.

EQUITY INDEX
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                       --------     ------------
COMMON STOCKS (95.5%)
AEROSPACE & DEFENSE (2.6%)
Boeing Co. (The)                                         21,424     $  1,513,391
General Dynamics Corp.                                   11,256          766,759
Goodrich Corp.                                            3,652          299,720
Honeywell International, Inc.                            22,619        1,065,581
ITT Corp.                                                 5,337          251,853
L-3 Communications Holdings, Inc.                         3,373          243,497
Lockheed Martin Corp.                                     8,692          619,653
Northrop Grumman Corp.                                    8,616          544,617
Precision Castparts Corp.                                 4,134          564,622
Raytheon Co.                                             11,062          509,737
Rockwell Collins, Inc.                                    4,587          277,559
United Technologies Corp.                                27,131        2,028,585
                                                                    ------------
                                                                       8,685,574
                                                                    ------------
AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide, Inc.                               4,860          342,533
Expeditors International of Washington, Inc.              6,190          305,538
FedEx Corp.                                               9,284          814,392
United Parcel Service, Inc., Class B                     28,972        1,950,975
                                                                    ------------
                                                                       3,413,438
                                                                    ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                   21,690          298,454
                                                                    ------------
AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) *                        7,068           72,235
Johnson Controls, Inc.                                   19,602          688,422
                                                                    ------------
                                                                         760,657
                                                                    ------------
AUTOMOBILES (0.5%)
Ford Motor Co. *(a)                                     100,860        1,425,152
Harley-Davidson, Inc.                                     6,837          209,759
                                                                    ------------
                                                                       1,634,911
                                                                    ------------
BEVERAGES (2.5%)
Brown-Forman Corp., Class B                               2,964          180,241
Coca-Cola Co. (The)                                      67,492        4,138,610
Coca-Cola Enterprises, Inc.                               9,818          235,730
Constellation Brands, Inc., Class A *                     5,118          100,978
Dr. Pepper Snapple Group, Inc.                            7,105          259,688
Molson Coors Brewing Co., Class B                         4,623          218,344
PepsiCo, Inc.                                            46,570        3,041,021
                                                                    ------------
                                                                       8,174,612
                                                                    ------------
BIOTECHNOLOGY (1.4%)
Amgen, Inc. *                                            28,084        1,606,124
Biogen Idec, Inc. *                                       7,070          443,360
Celgene Corp. *                                          13,415          832,669
Cephalon, Inc. *(a)                                       2,186          145,238
Genzyme Corp. *                                           7,467          538,595
Gilead Sciences, Inc. *                                  24,507          972,192
                                                                    ------------
                                                                       4,538,178
                                                                    ------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.0%)
Masco Corp.                                              10,469          111,599
                                                                    ------------
CAPITAL MARKETS (2.3%)
Ameriprise Financial, Inc.                                7,456          385,401
Bank of New York Mellon Corp. (The)                      35,708          894,842
Charles Schwab Corp. (The)                               28,528          439,331
E*Trade Financial Corp. *                                 5,762           82,397
Federated Investors, Inc., Class B (a)                    2,584           64,367
Franklin Resources, Inc.                                  4,329          496,536
Goldman Sachs Group, Inc. (The)                          15,047        2,421,815
Invesco, Ltd. (a)                                        13,453          309,419
Janus Capital Group, Inc. (a)                             5,360           56,602
Legg Mason, Inc.                                          4,319          134,019
Morgan Stanley                                           40,797        1,014,621
Northern Trust Corp.                                      7,052          349,991
State Street Corp.                                       14,772          616,879
T Rowe Price Group, Inc.                                  7,557          417,675
                                                                    ------------
                                                                       7,683,895
                                                                    ------------
CHEMICALS (2.0%)
Air Products & Chemicals, Inc.                            6,191          526,049
Airgas, Inc.                                              2,222          157,607
CF Industries Holdings, Inc.                              2,023          247,878
Dow Chemical Co. (The)                                   34,012        1,048,590
E.I. du Pont de Nemours & Co.                            26,665        1,260,721
Eastman Chemical Co.                                      2,121          166,647
Ecolab, Inc.                                              6,894          340,012
FMC Corp.                                                 2,116          154,680
International Flavors & Fragrances, Inc.                  2,307          115,719
Monsanto Co.                                             15,724          934,320
PPG Industries, Inc.                                      4,839          371,151
Praxair, Inc.                                             8,939          816,488
Sherwin-Williams Co. (The)                                2,686          195,998
Sigma-Aldrich Corp.                                       3,554          225,395
                                                                    ------------
                                                                       6,561,255
                                                                    ------------
COMMERCIAL BANKS (2.5%)
BB&T Corp. (a)                                           20,154          471,805
Comerica, Inc. (a)                                        5,078          181,691
First Horizon National Corp. *(a)                         6,766           68,266
Huntington Bancshares, Inc.                              20,905          118,531
Keycorp                                                  25,625          209,869
M&T Bank Corp. (a)                                        2,569          192,033
Marshall & Ilsley Corp.                                  15,369           90,831
PNC Financial Services Group, Inc.                       15,471          833,887
Regions Financial Corp.                                  36,754          231,550
SunTrust Banks, Inc.                                     14,571          364,567
US Bancorp                                               56,389        1,363,486
Wells Fargo & Co.                                       153,029        3,990,996
Zions Bancorporation (a)                                  5,282          109,126
                                                                    ------------
                                                                       8,226,638
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                      3,270          118,865
Cintas Corp.                                              3,837          105,402
Iron Mountain, Inc.                                       5,938          129,389
Pitney Bowes, Inc. (a)                                    6,054          132,825

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Republic Services, Inc.                                   8,950          266,800
RR Donnelley & Sons Co.                                   5,996          110,626
Stericycle, Inc. *                                        2,474          177,485
Waste Management, Inc.                                   14,152          505,509
                                                                    ------------
                                                                       1,546,901
                                                                    ------------
COMMUNICATIONS EQUIPMENT (2.2%)
Cisco Systems, Inc. *                                   167,078        3,814,391
Harris Corp.                                              3,817          172,490
JDS Uniphase Corp. *                                      6,522           68,546
Juniper Networks, Inc. *                                 15,333          496,636
Motorola, Inc. *                                         68,991          562,276
Qualcomm, Inc.                                           46,967        2,119,621
Tellabs, Inc.                                            11,216           76,493
                                                                    ------------
                                                                       7,310,453
                                                                    ------------
COMPUTERS & PERIPHERALS (4.3%)
Apple, Inc. *                                            26,736        8,044,060
Dell, Inc. *                                             49,231          707,942
EMC Corp. *                                              59,900        1,258,499
Hewlett-Packard Co.                                      66,424        2,793,794
Lexmark International, Inc., Class A *                    2,279           86,670
NetApp, Inc. *                                           10,476          557,847
QLogic Corp. *                                            3,324           58,403
SanDisk Corp. *                                           6,674          250,809
Western Digital Corp. *                                   6,672          213,637
                                                                    ------------
                                                                      13,971,661
                                                                    ------------
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                                               5,217          251,407
Jacobs Engineering Group, Inc. *                          3,636          140,386
Quanta Services, Inc. *                                   6,129          120,496
                                                                    ------------
                                                                         512,289
                                                                    ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                      3,687          134,612
                                                                    ------------
CONSUMER FINANCE (0.7%)
American Express Co.                                     30,706        1,273,071
Capital One Financial Corp.                              13,286          495,169
Discover Financial Services                              15,863          279,982
SLM Corp. *                                              14,150          168,385
                                                                    ------------
                                                                       2,216,607
                                                                    ------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                                2,746          176,732
Bemis Co., Inc.                                           3,181          101,029
Owens-Illinois, Inc. *                                    4,920          137,908
Pactiv Corp. *                                            3,862          128,141
Sealed Air Corp.                                          4,638          107,370
                                                                    ------------
                                                                         651,180
                                                                    ------------
DISTRIBUTORS (0.1%)
Genuine Parts Co. (a)                                     4,632          221,687
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A *(a)                          3,752          140,625
DeVry, Inc.                                               1,806           86,435

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

H&R Block, Inc.                                           8,820          103,988
                                                                    ------------
                                                                         331,048
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (3.7%)
Bank of America Corp. (c)                               293,493        3,357,560
Citigroup, Inc. * (c)                                   745,783        3,109,915
CME Group, Inc.                                           1,982          574,086
IntercontinentalExchange, Inc. *                          2,148          246,741
JPMorgan Chase & Co.                                    116,016        4,365,682
Leucadia National Corp. *                                 5,538          140,776
Moody's Corp. (a)                                         5,738          155,270
NASDAQ OMX Group, Inc. (The) *                            4,319           90,786
NYSE Euronext (a)                                         7,616          233,354
                                                                    ------------
                                                                      12,274,170
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc. (c)                                          173,097        4,933,264
CenturyLink, Inc. (a)                                     8,741          361,703
Frontier Communications Corp.                            28,976          254,409
Qwest Communications International, Inc.                 50,546          333,604
Verizon Communications, Inc.                             82,748        2,686,828
Windstream Corp. (a)                                     14,155          179,202
                                                                    ------------
                                                                       8,749,010
                                                                    ------------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc. (a)                                4,948          114,794
American Electric Power Co., Inc.                        13,950          522,288
Duke Energy Corp.                                        38,925          708,824
Edison International                                      9,507          350,808
Entergy Corp.                                             5,521          411,480
Exelon Corp.                                             19,257          786,071
FirstEnergy Corp. (a)                                     8,895          323,066
NextEra Energy, Inc.                                     12,296          676,772
Northeast Utilities                                       5,120          160,154
Pepco Holdings, Inc. (a)                                  6,489          124,978
Pinnacle West Capital Corp.                               3,135          129,037
PPL Corp.                                                14,164          381,012
Progress Energy, Inc.                                     8,601          387,045
Southern Co. (a)                                         24,288          919,786
                                                                    ------------
                                                                       5,996,115
                                                                    ------------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co.                                     21,957        1,205,439
Rockwell Automation, Inc.                                 4,166          259,833
Roper Industries, Inc. (a)                                2,734          189,822
                                                                    ------------
                                                                       1,655,094
                                                                    ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Agilent Technologies, Inc. *                             10,179          354,229
Amphenol Corp., Class A                                   5,055          253,407
Corning, Inc.                                            45,489          831,539
FLIR Systems, Inc. *                                      4,461          124,194
Jabil Circuit, Inc.                                       5,634           86,426
Molex, Inc. (a)                                           3,956           80,307
                                                                    ------------
                                                                       1,730,102
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.                                       12,531          580,561
Cameron International Corp. *                             7,133          312,069

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Diamond Offshore Drilling, Inc. (a)                       2,028          134,172
FMC Technologies, Inc. *                                  3,559          256,604
Halliburton Co.                                          26,817          854,390
Helmerich & Payne, Inc.                                   3,085          131,976
Nabors Industries, Ltd. *                                 8,307          173,616
National Oilwell Varco, Inc.                             12,211          656,463
Rowan Cos., Inc. *                                        3,322          109,294
Schlumberger, Ltd.                                       39,967        2,793,294
                                                                    ------------
                                                                       6,002,439
                                                                    ------------
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.                                   12,820          804,711
CVS Caremark Corp.                                       39,853        1,200,372
Kroger Co. (The)                                         18,964          417,208
Safeway, Inc.                                            11,345          259,800
SUPERVALU, Inc. (a)                                       6,187           66,758
SYSCO Corp.                                              17,291          509,393
Wal-Mart Stores, Inc.                                    58,458        3,166,670
Walgreen Co.                                             28,316          959,346
Whole Foods Market, Inc. *(a)                             4,310          171,323
                                                                    ------------
                                                                       7,555,581
                                                                    ------------
FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland Co.                               18,752          624,817
Campbell Soup Co. (a)                                     5,818          210,902
ConAgra Foods, Inc.                                      12,938          290,976
Dean Foods Co. *                                          5,290           55,016
General Mills, Inc.                                      18,778          704,926
Hershey Co. (The)                                         4,531          224,239
HJ Heinz Co.                                              9,228          453,187
Hormel Foods Corp.                                        2,028           93,126
JM Smucker Co. (The)                                      3,473          223,244
Kellogg Co.                                               7,688          386,399
Kraft Foods, Inc., Class A                               51,072        1,648,093
McCormick & Co., Inc. (a)                                 3,856          170,512
Mead Johnson Nutrition Co.                                5,968          351,038
Sara Lee Corp.                                           19,320          276,856
Tyson Foods, Inc., Class A                                8,902          138,426
                                                                    ------------
                                                                       5,851,757
                                                                    ------------
GAS UTILITIES (0.1%)
Nicor, Inc.                                               1,320           62,871
Oneok, Inc.                                               3,078          153,346
                                                                    ------------
                                                                         216,217
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Baxter International, Inc.                               17,027          866,674
Becton Dickinson and Co.                                  6,704          506,286
Boston Scientific Corp. *                                44,103          281,377
CareFusion Corp. *                                        5,696          137,501
CR Bard, Inc.                                             2,791          231,988
DENTSPLY International, Inc.                              4,294          134,789
Hospira, Inc. *                                           4,782          284,433
Intuitive Surgical, Inc. *(a)                             1,136          298,711
Medtronic, Inc.                                          31,726        1,117,073
St. Jude Medical, Inc. *                                  9,496          363,697
Stryker Corp.                                            10,041          496,929
Varian Medical Systems, Inc. *                            3,617          228,667

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Zimmer Holdings, Inc. *                                   5,749          272,733
                                                                    ------------
                                                                       5,220,858
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna, Inc.                                              12,161          363,127
AmerisourceBergen Corp.                                   8,241          270,470
Cardinal Health, Inc.                                    10,160          352,450
CIGNA Corp.                                               8,024          282,365
Coventry Health Care, Inc. *                              4,319          101,151
DaVita, Inc. *                                            3,011          216,039
Express Scripts, Inc. *                                  15,793          766,276
Humana, Inc. *                                            4,968          289,585
Laboratory Corp. of America Holdings *                    3,055          248,433
McKesson Corp.                                            7,657          505,209
Medco Health Solutions, Inc. *                           12,673          665,713
Patterson Cos., Inc.                                      2,723           75,291
Quest Diagnostics, Inc.                                   4,386          215,528
Tenet Healthcare Corp. *                                 15,534           67,728
UnitedHealth Group, Inc.                                 32,897        1,185,937
WellPoint, Inc. *                                        11,681          634,745
                                                                    ------------
                                                                       6,240,047
                                                                    ------------
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp. *(a)                                         2,142         188,132
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Corp.                                           12,665          546,748
Darden Restaurants, Inc.                                  4,080          186,497
International Game Technology                             8,656          134,947
Marriott International, Inc., Class A (a)                 8,429          312,294
McDonald's Corp.                                         31,098        2,418,491
Starbucks Corp.                                          21,693          617,817
Starwood Hotels & Resorts Worldwide, Inc.                 5,695          308,327
Wyndham Worldwide Corp.                                   5,218          150,018
Wynn Resorts, Ltd.                                        2,221          238,025
Yum! Brands, Inc.                                        13,693          678,625
                                                                    ------------
                                                                       5,591,789
                                                                    ------------
HOUSEHOLD DURABLES (0.4%)
DR Horton, Inc.                                           8,071           84,261
Fortune Brands, Inc.                                      4,435          239,712
Harman International Industries, Inc. *                   2,026           67,972
Leggett & Platt, Inc.                                     4,332           88,286
Lennar Corp., Class A                                     4,748           68,893
Newell Rubbermaid, Inc. (a)                               8,107          143,089
Pulte Group, Inc. *(a)                                   10,788           84,686
Stanley Black & Decker, Inc.                              4,808          297,952
Whirlpool Corp.                                           2,183          165,537
                                                                    ------------
                                                                       1,240,388
                                                                    ------------
HOUSEHOLD PRODUCTS (2.3%)
Clorox Co.                                                4,092          272,323
Colgate-Palmolive Co.                                    14,208        1,095,721
Kimberly-Clark Corp.                                     11,898          753,619
Procter & Gamble Co. (The)                               83,000        5,276,310
                                                                    ------------
                                                                       7,397,973
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES Corp. (The) *                                        19,507          232,914

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Constellation Energy Group, Inc.                          5,868          177,448
NRG Energy, Inc. *                                        7,643          152,172
                                                                    ------------
                                                                         562,534
                                                                    ------------
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                                   20,915        1,761,461
General Electric Co. (c)                                312,957        5,013,571
Textron, Inc. (a)                                         7,955          165,623
Tyco International, Ltd.                                 14,578          558,046
                                                                    ------------
                                                                       7,498,701
                                                                    ------------
INSURANCE (3.8%)
ACE, Ltd.                                                 9,833          584,277
Aflac, Inc.                                              13,690          765,134
Allstate Corp. (The)                                     15,658          477,412
American International Group, Inc. *(a)                   3,937          165,393
AON Corp.                                                 7,787          309,533
Assurant, Inc.                                            3,083          121,902
Berkshire Hathaway, Inc., Class B *                      50,619        4,027,248
Chubb Corp.                                               9,222          535,060
Cincinnati Financial Corp. (a)                            4,754          139,958
Genworth Financial, Inc., Class A *                      14,272          161,845
Hartford Financial Services Group, Inc. (a)              12,948          310,493
Lincoln National Corp.                                    9,343          228,717
Loews Corp.                                               9,311          367,598
Marsh & McLennan Cos., Inc.                              16,041          400,704
MetLife, Inc.                                            26,614        1,073,343
Principal Financial Group, Inc.                           9,323          250,229
Progressive Corp. (The)                                  19,597          414,673
Prudential Financial, Inc.                               13,797          725,446
Torchmark Corp.                                           2,417          138,446
Travelers Cos., Inc. (The)                               13,734          758,117
Unum Group                                                9,699          217,452
XL Group PLC                                              9,983          211,140
                                                                    ------------
                                                                      12,384,120
                                                                    ------------
INTERNET & CATALOG RETAIL (0.7%)
Amazon.com, Inc. *                                       10,376        1,713,493
Expedia, Inc.                                             6,170          178,621
priceline.com, Inc. *                                     1,397          526,404
                                                                    ------------
                                                                       2,418,518
                                                                    ------------
INTERNET SOFTWARE & SERVICES (2.0%)
Akamai Technologies, Inc. *                               5,322          274,988
eBay, Inc. *                                             33,877        1,009,873
Google, Inc., Class A *                                   7,278        4,461,341
Monster Worldwide, Inc. *(a)                              3,665           66,190
VeriSign, Inc. *                                          4,951          172,047
Yahoo!, Inc. *                                           39,558          653,103
                                                                    ------------
                                                                       6,637,542
                                                                    ------------
IT SERVICES (3.1%)
Automatic Data Processing, Inc.                          14,329          636,494
Cognizant Technology Solutions Corp., Class A *           8,881          578,952
Computer Sciences Corp.                                   4,482          219,842
Fidelity National Information Services, Inc.              7,926          214,795
Fiserv, Inc. *                                            4,445          242,342
International Business Machines Corp.                    36,898        5,298,553
Mastercard, Inc., Class A                                 2,816          676,009

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Paychex, Inc.                                             9,386          259,992
SAIC, Inc. *                                              8,832          137,249
Teradata Corp. *                                          4,865          191,486
Total System Services, Inc. (a)                           4,901           76,505
Visa, Inc., Class A                                      14,559        1,138,077
Western Union Co. (The)                                  19,188          337,709
                                                                    ------------
                                                                      10,008,005
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co. *(a)                                    7,839           36,922
Hasbro, Inc.                                              4,112          190,180
Mattel, Inc.                                             10,612          247,578
                                                                    ------------
                                                                         474,680
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies Corp. *                                 5,277          264,800
PerkinElmer, Inc.                                         3,431           80,457
Thermo Fisher Scientific, Inc. *                         11,948          614,366
Waters Corp. *                                            2,731          202,449
                                                                    ------------
                                                                       1,162,072
                                                                    ------------
MACHINERY (1.9%)
Caterpillar, Inc.                                        18,468        1,451,585
Cummins, Inc.                                             5,876          517,675
Danaher Corp.                                            15,698          680,665
Deere & Co.                                              12,372          950,169
Dover Corp.                                               5,436          288,652
Eaton Corp.                                               4,906          435,800
Flowserve Corp.                                           1,629          162,900
Illinois Tool Works, Inc.                                14,797          676,223
PACCAR, Inc.                                             10,627          544,740
Pall Corp.                                                3,424          146,102
Parker Hannifin Corp.                                     4,692          359,173
Snap-On, Inc.                                             1,686           85,986
                                                                    ------------
                                                                       6,299,670
                                                                    ------------
MEDIA (3.1%)
CBS Corp., Class B                                       19,756          334,469
Comcast Corp., Class A                                   82,085        1,689,309
DIRECTV, Class A *                                       25,396        1,103,710
Discovery Communications, Inc., Class A *(a)              8,274          369,103
Gannett Co., Inc. (a)                                     6,926           82,073
Interpublic Group of Cos., Inc. (The) *                  14,178          146,742
McGraw-Hill Cos., Inc. (The)                              9,212          346,832
Meredith Corp. (a)                                        1,071           36,360
New York Times Co. (The), Class A *(a)                    3,395           26,040
News Corp., Class A                                      66,936          967,895
Omnicom Group, Inc.                                       8,731          383,815
Scripps Networks Interactive, Inc., Class A               2,614          133,026
Time Warner Cable, Inc.                                  10,535          609,660
Time Warner, Inc.                                        32,804        1,066,458
Viacom, Inc., Class B                                    17,722          683,892
Walt Disney Co. (The)                                    56,032        2,023,316
Washington Post Co. (The), Class B (a)                      178           71,583
                                                                    ------------
                                                                      10,074,283
                                                                    ------------
METALS & MINING (1.1%)
AK Steel Holding Corp. (a)                                3,206           40,364
Alcoa, Inc.                                              29,772          390,906

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Allegheny Technologies, Inc. (a)                          2,865          150,957
Cliffs Natural Resources, Inc.                            3,946          257,279
Freeport-McMoRan Copper & Gold, Inc.                     13,774        1,304,122
Newmont Mining Corp.                                     14,328          872,146
Nucor Corp.                                               9,189          351,204
Titanium Metals Corp. *                                   2,464           48,442
United States Steel Corp. (a)                             4,184          179,033
                                                                    ------------
                                                                       3,594,453
                                                                    ------------
MULTILINE RETAIL (0.8%)
Big Lots, Inc. *                                          2,412           75,664
Family Dollar Stores, Inc.                                3,744          172,861
JC Penney Co., Inc.                                       6,887          214,737
Kohl's Corp. *                                            8,947          458,086
Macy's, Inc.                                             12,285          290,417
Nordstrom, Inc.                                           4,824          185,772
Sears Holdings Corp. *(a)                                 1,233           88,751
Target Corp.                                             21,240        1,103,206
                                                                    ------------
                                                                       2,589,494
                                                                    ------------
MULTI-UTILITIES (1.3%)
Ameren Corp.                                              6,913          200,339
CenterPoint Energy, Inc.                                 12,908          213,756
CMS Energy Corp.                                          6,705          123,238
Consolidated Edison, Inc.                                 8,210          408,201
Dominion Resources, Inc.                                 17,222          748,468
DTE Energy Co.                                            4,872          227,815
Integrys Energy Group, Inc. (a)                           2,233          118,773
NiSource, Inc. (a)                                        8,077          139,813
PG&E Corp.                                               11,474          548,687
Public Service Enterprise Group, Inc.                    14,764          477,615
SCANA Corp. (a)                                           3,253          132,853
Sempra Energy                                             7,208          385,484
TECO Energy, Inc.                                         6,238          109,726
Wisconsin Energy Corp.                                    3,411          203,091
Xcel Energy, Inc.                                        13,325          317,935
                                                                    ------------
                                                                       4,355,794
                                                                    ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                              40,998          479,677
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum Corp.                                 14,373          884,946
Apache Corp.                                             10,726        1,083,540
Cabot Oil & Gas Corp.                                     3,024           87,635
Chesapeake Energy Corp. (a)                              19,021          412,756
Chevron Corp.                                            58,800        4,857,468
ConocoPhillips (a)                                       43,469        2,582,059
Consol Energy, Inc.                                       6,767          248,755
Denbury Resources, Inc. *                                11,539          196,394
Devon Energy Corp.                                       12,835          834,532
El Paso Corp.                                            20,465          271,366
EOG Resources, Inc.                                       7,371          705,552
EQT Corp.                                                 4,618          172,898
Exxon Mobil Corp. (c)                                   149,138        9,913,203
Hess Corp.                                                8,498          535,629
Marathon Oil Corp.                                       20,658          734,805
Massey Energy Co.                                         2,964          124,695
Murphy Oil Corp.                                          5,578          363,462

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Noble Energy, Inc.                                        5,090          414,733
Occidental Petroleum Corp.                               23,858        1,875,954
Peabody Energy Corp.                                      7,843          414,895
Pioneer Natural Resources Co. (a)                         3,371          235,296
QEP Resources, Inc.                                       5,096          168,321
Range Resources Corp. (a)                                 4,644          173,639
Southwestern Energy Co. *                                10,099          341,851
Spectra Energy Corp.                                     18,894          449,110
Sunoco, Inc.                                              3,412          127,848
Tesoro Corp.                                              4,102           53,162
Valero Energy Corp.                                      16,481          295,834
Williams Cos., Inc. (The)                                17,029          366,464
                                                                    ------------
                                                                      28,926,802
                                                                    ------------
PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                                  12,638          319,489
MeadWestvaco Corp.                                        4,998          128,599
Weyerhaeuser Co.                                         15,866          257,346
                                                                    ------------
                                                                         705,434
                                                                    ------------
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                                      12,474          379,833
Estee Lauder Cos., Inc. (The), Class A                    3,449          245,466
                                                                    ------------
                                                                         625,299
                                                                    ------------
PHARMACEUTICALS (5.7%)
Abbott Laboratories                                      45,307        2,325,155
Allergan, Inc.                                            8,973          649,735
Bristol-Myers Squibb Co.                                 50,012        1,345,323
Eli Lilly & Co.                                          29,612        1,042,343
Forest Laboratories, Inc. *                               8,405          277,785
Johnson & Johnson                                        80,572        5,130,019
King Pharmaceuticals, Inc. *                              7,250          102,515
Merck & Co., Inc.                                        90,087        3,268,356
Mylan, Inc. *(a)                                          8,949          181,844
Pfizer, Inc.                                            235,500        4,097,700
Watson Pharmaceuticals, Inc. *                            3,109          145,035
                                                                    ------------
                                                                      18,565,810
                                                                    ------------
PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet Corp.                                    1,488          110,722
Equifax, Inc.                                             3,688          122,183
Robert Half International, Inc.                           4,336          117,549
                                                                    ------------
                                                                         350,454
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
Apartment Investment & Management Co., Class A            3,418           79,674
AvalonBay Communities, Inc.                               2,493          265,031
Boston Properties, Inc.                                   4,056          349,587
Equity Residential                                        8,225          399,982
HCP, Inc.                                                 9,103          327,799
Health Care, Inc.                                         3,609          184,420
Host Hotels & Resorts, Inc.                              19,060          302,863
Kimco Realty Corp.                                       11,834          203,900
Plum Creek Timber Co., Inc. (a)                           4,751          175,027
ProLogis                                                 13,838          188,889
Public Storage                                            4,102          407,000
Simon Property Group, Inc.                                8,627          828,364
Ventas, Inc.                                              4,573          244,930

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Vornado Realty Trust                                      4,798          419,297
                                                                    ------------
                                                                       4,376,763
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group, Inc., Class A *(a)                8,593          157,681
                                                                    ------------
ROAD & RAIL (0.8%)
CSX Corp.                                                11,120          683,324
Norfolk Southern Corp.                                   10,787          663,293
Ryder System, Inc.                                        1,559           68,206
Union Pacific Corp.                                      14,539        1,274,779
                                                                    ------------
                                                                       2,689,602
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices, Inc. *(a)                        16,476          120,769
Altera Corp. (a)                                          9,126          284,822
Analog Devices, Inc.                                      8,687          292,491
Applied Materials, Inc.                                  39,193          484,425
Broadcom Corp., Class A                                  13,143          535,446
First Solar, Inc. *(a)                                    1,578          217,259
Intel Corp.                                             162,773        3,266,854
KLA-Tencor Corp.                                          5,022          179,386
Linear Technology Corp. (a)                               6,522          210,204
LSI Corp. *                                              19,158          100,388
MEMC Electronic Materials, Inc. *                         6,634           85,048
Microchip Technology, Inc. (a)                            5,377          173,032
Micron Technology, Inc. *(a)                             24,823          205,286
National Semiconductor Corp.                              6,940           95,078
Novellus Systems, Inc. *                                  2,798           81,730
NVIDIA Corp. *                                           17,164          206,483
Teradyne, Inc. *(a)                                       5,172           58,133
Texas Instruments, Inc.                                  34,998        1,034,891
Xilinx, Inc. (a)                                          7,592          203,542
                                                                    ------------
                                                                       7,835,267
                                                                    ------------
SOFTWARE (3.9%)
Adobe Systems, Inc. *                                    15,294          430,526
Autodesk, Inc. *                                          6,703          242,514
BMC Software, Inc. *                                      5,329          242,256
CA, Inc.                                                 11,532          267,658
Citrix Systems, Inc. *                                    5,552          355,717
Compuware Corp. *                                         6,636           66,426
Electronic Arts, Inc. *                                   9,532          151,082
Intuit, Inc. *                                            8,284          397,632
McAfee, Inc. *                                            4,364          206,417
Microsoft Corp. (c)                                     222,658        5,931,609
Novell, Inc. *                                           10,163           60,267
Oracle Corp.                                            113,269        3,330,109
Red Hat, Inc. *                                           5,507          232,726
Salesforce.com, Inc. *(a)                                 3,470          402,763
Symantec Corp. *                                         22,683          367,011
                                                                    ------------
                                                                      12,684,713
                                                                    ------------
SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Co., Class A                          2,568          110,065
AutoNation, Inc. *(a)                                     1,957           45,442
AutoZone, Inc. *                                            815          193,669
Bed Bath & Beyond, Inc. *                                 7,646          335,659
Best Buy Co., Inc.                                       10,003          429,929

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

CarMax, Inc. *(a)                                             6,518         201,993
GameStop Corp., Class A *                                     4,459          87,664
Gap, Inc. (The)                                              13,222         251,350
Home Depot, Inc.                                             48,647       1,502,219
Limited Brands, Inc.                                          7,806         229,418
Lowe's Cos., Inc.                                            41,221         879,244
O'Reilly Automotive, Inc. *                                   4,015         234,878
Office Depot, Inc. *                                          8,017          35,996
RadioShack Corp.                                              3,654          73,555
Ross Stores, Inc.                                             3,615         213,249
Staples, Inc.                                                21,273         435,458
Tiffany & Co. (a)                                             3,619         191,807
TJX Cos., Inc.                                               11,643         534,297
Urban Outfitters, Inc. *(a)                                   3,786         116,495
                                                                       ------------
                                                                          6,102,387
                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                                   8,591         429,550
Nike, Inc., Class B                                          11,215         913,350
Polo Ralph Lauren Corp.                                       1,972         191,047
VF Corp.                                                      2,582         214,926
                                                                       ------------
                                                                          1,748,873
                                                                       ------------
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                                    15,452         180,016
People's United Financial, Inc. (a)                          10,835         133,379
                                                                       ------------
                                                                            313,395
                                                                       ------------
TOBACCO (1.6%)
Altria Group, Inc.                                           60,712       1,543,299
Lorillard, Inc.                                               4,518         385,566
Philip Morris International, Inc. (a)                        53,572       3,133,962
Reynolds American, Inc.                                       4,932         320,087
                                                                       ------------
                                                                          5,382,914
                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co. (a)                                              4,306         221,673
WW Grainger, Inc.                                             1,796         222,758
                                                                       ------------
                                                                            444,431
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A *                              11,750         606,417
MetroPCS Communications, Inc. *(a)                            7,616          79,283
Sprint Nextel Corp. *                                        86,881         357,950
                                                                       ------------
                                                                          1,043,650
                                                                       ------------
TOTAL COMMON STOCKS                                                     313,388,339
                                                                       ------------
INVESTMENT COMPANIES (4.8%)
State Street Navigator Securities Lending Portfolio (d)  15,688,791      15,688,791
                                                                       ------------
TOTAL INVESTMENT COMPANIES                                               15,688,791
                                                                       ------------
INVESTMENTS IN AFFILIATES (4.3%)
COMMERCIAL BANKS (0.1%)
Fifth Third Bancorp                                          23,201         291,405
                                                                       ------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FIFTH THIRD FUNDS (4.2%)
Fifth Third Institutional Money Market Fund (b)          13,824,258      13,824,258
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATES                                          14,115,663
                                                                       ------------
TOTAL INVESTMENTS (COST $195,944,130) - 104.6%                          343,192,793

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%                          (15,010,564)
                                                                       ------------
NET ASSETS - 100.0%                                                    $328,182,229
                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) All or part of this security has been designated as collateral for futures contracts.
(d) Represents investments of cash collateral received in connection with securities lending.

                     See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                       --------     ------------
FOREIGN STOCKS (96.3%)
AUSTRALIA (8.8%)
Australia & New Zealand Banking Group, Ltd.              78,558     $  1,909,166
Bendigo and Adelaide Bank, Ltd.                         151,609        1,344,003
BHP Billiton, Ltd.                                       19,412          797,110
Caltex Australia, Ltd.                                  112,887        1,284,922
Coca-Cola Amatil, Ltd.                                   86,139        1,026,874
Commonwealth Bank of Australia                           62,648        3,000,839
Goodman Fielder, Ltd.                                   356,349          518,356
MAP Group                                               166,298          496,836
National Australia Bank, Ltd.                            83,635        2,085,802
OZ Minerals, Ltd.                                     1,034,356        1,585,663
Rio Tinto, Ltd. (a)                                      38,199        3,094,080
SP AusNet                                               584,755          532,701
TABCORP Holdings, Ltd.                                  348,431        2,518,835
Tatts Group, Ltd.                                        18,962           46,436
Westpac Banking Corp.                                    51,047        1,135,070
                                                                    ------------
                                                                      21,376,693
                                                                    ------------
BELGIUM (0.5%)
Anheuser-Busch InBev NV                                  18,220        1,142,024
                                                                    ------------
CYPRUS (0.1%)
Bank of Cyprus Public Co., Ltd.                          45,276          211,101
                                                                    ------------
DENMARK (1.9%)
AP Moller - Maersk AS                                        40          336,164
Coloplast AS, Class B                                     6,079          752,770
Novo Nordisk AS, Class B (c)                             34,177        3,597,512
                                                                    ------------
                                                                       4,686,446
                                                                    ------------
FINLAND (2.1%)
Nokia Oyj                                                 4,743           51,226
UPM-Kymmene Oyj                                         142,115        2,363,658
Wartsila Oyj, B Shares                                   37,956        2,662,489
                                                                    ------------
                                                                       5,077,373
                                                                    ------------
FRANCE (9.8%)
BNP Paribas                                              53,210        3,891,731
Casino Guichard Perrachon SA                             26,689        2,507,338
Christian Dior SA                                         3,078          445,318
CNP Assurances                                           41,492          828,115
France Telecom SA                                        65,324        1,569,698
Neopost SA (a)                                            7,535          625,982
PPR                                                       7,759        1,272,119
Safran SA                                                33,972        1,077,089
Sanofi-Aventis SA (c)                                    56,454        3,942,777
Total SA                                                 60,445        3,284,753
Vinci SA                                                 52,523        2,805,636
Vivendi                                                  58,237        1,661,207
                                                                    ------------
                                                                      23,911,763
                                                                    ------------
GERMANY (7.8%)
Allianz SE                                               28,947        3,627,571
BASF SE (c)                                              53,187        3,870,062
Bayerische Motoren Werke AG                              41,707        2,990,042
Deutsche Bank AG                                          7,182          414,031

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Deutsche Telekom AG                                     147,430        2,136,060
Hannover Rueckversicherung AG                            26,551        1,343,266
Linde AG                                                  5,606          807,162
Muenchener Rueckversicherungs AG                         10,896        1,703,794
RWE AG                                                    9,895          709,251
Siemens AG                                               12,000        1,370,867
                                                                    ------------
                                                                      18,972,106
                                                                    ------------
GREAT BRITAIN (19.7%)
AstraZeneca PLC                                          75,710        3,796,522
Aviva PLC                                               277,345        1,769,173
Balfour Beatty PLC                                       17,118           75,896
Barclays PLC                                            339,720        1,494,787
BHP Billiton PLC                                        112,678        3,996,468
BP PLC                                                  315,588        2,153,197
British American Tobacco PLC                             94,623        3,608,538
BT Group PLC                                            213,730          526,377
Centrica PLC                                             62,466          332,507
HSBC Holdings PLC                                       184,415        1,918,075
Intercontinental Hotels Group PLC                        46,482          898,979
International Power PLC                                 379,237        2,535,810
Investec PLC                                            100,000          798,291
Legal & General Group PLC                             1,531,763        2,464,240
Lloyds Banking Group PLC *                              384,463          424,701
Marks & Spencer Group PLC                               352,268        2,412,489
National Grid PLC                                        72,788          688,128
Pearson PLC                                             101,926        1,558,901
Rio Tinto PLC (a)                                        40,885        2,644,069
Royal Dutch Shell PLC, Class A (c)                      148,573        4,823,219
Severn Trent PLC                                        112,250        2,509,101
Smiths Group PLC                                         47,442          906,143
Standard Chartered PLC                                   51,598        1,492,753
Tesco PLC                                               250,000        1,709,909
United Utilities Group PLC                               37,682          368,921
Vodafone Group PLC                                      728,355        1,982,286
                                                                    ------------
                                                                      47,889,480
                                                                    ------------
GREECE (0.2%)
Coca Cola Hellenic Bottling Co. SA                       10,053          260,247
OPAP SA                                                   4,436           83,658
Public Power Corp. SA                                     9,681          162,362
                                                                    ------------
                                                                         506,267
                                                                    ------------
HONG KONG (2.2%)
BOC Hong Kong Holdings, Ltd.                            210,500          658,555
Cathay Pacific Airways, Ltd.                            879,000        2,364,412
New World Development, Ltd.                           1,076,000        2,121,113
Wheelock & Co., Ltd.                                        201              707
Yue Yuen Industrial Holdings, Ltd.                       92,500          331,753
                                                                    ------------
                                                                       5,476,540
                                                                    ------------
IRELAND (0.2%)
Kerry Group PLC, Class A                                 16,982          625,160
                                                                    ------------
ISRAEL (0.4%)
Teva Pharmaceutical Industries, Ltd.                     17,699          921,585
                                                                    ------------
ITALY (2.8%)
Enel SpA                                                567,505        3,240,374

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ENI SpA                                                  86,447        1,947,931
Mediaset SpA                                            195,277        1,440,469
Parmalat SpA                                             22,081           60,727
Snam Rete Gas SpA                                        45,893          248,629
                                                                    ------------
                                                                       6,938,130
                                                                    ------------
JAPAN (20.1%)
Aeon Co., Ltd. (a)                                      161,900        1,907,310
Aisin Seiki Co., Ltd.                                    58,218        1,828,220
Asahi Glass Co., Ltd.                                   215,000        2,065,304
Brother Industries, Ltd.                                  5,900           75,372
Canon, Inc.                                              19,599          906,031
Chubu Electric Power Co., Inc.                           65,200        1,649,648
Chuo Mitsui Trust Holdings, Inc.                        648,000        2,343,333
Dai Nippon Printing Co., Ltd.                           119,000        1,502,473
Daicel Chemical Industries, Ltd.                        142,000          988,194
Dainippon Sumitomo Pharma Co., Ltd.                      95,000          857,090
Elpida Memory, Inc. *                                    57,500          589,505
FUJIFILM Holdings Corp.                                  15,800          527,190
Fujitsu, Ltd.                                             8,000           54,679
Fukuoka Financial Group, Inc.                            98,000          381,186
Hitachi, Ltd.                                           646,000        2,922,133
Honda Motor Co., Ltd.                                    29,200        1,065,744
KDDI Corp.                                                   94          506,387
Kyushu Electric Power Co., Inc.                          63,200        1,497,731
Meiji Holdings Co., Ltd. (a)                             12,100          558,612
Mitsubishi Chemical Holdings Corp.                      476,500        2,457,407
Mitsubishi Gas Chemical Co., Inc.                       297,000        1,838,027
Mitsubishi UFJ Financial Group, Inc.                     17,162           79,977
Mitsubishi UFJ Lease & Finance Co., Ltd.                      4              134
Mizuho Financial Group, Inc.                          1,320,400        1,919,806
NHK Spring Co., Ltd.                                    117,000          993,053
Nippon Electric Glass Co., Ltd.                          75,000          966,509
Nippon Telegraph & Telephone Corp.                       26,300        1,194,563
Nishi-Nippon City Bank, Ltd. (The)                      132,000          360,880
Nissan Motor Co., Ltd.                                  275,132        2,427,535
Nisshin Steel Co., Ltd.                                 233,000          419,846
Ricoh Co., Ltd.                                             500            6,996
Sapporo Hokuyo Holdings, Inc.                           125,600          518,196
Seiko Epson Corp.                                       123,900        1,975,441
Softbank Corp.                                            2,200           70,809
Sony Corp.                                               40,000        1,337,144
Sumitomo Corp. (a)                                      196,700        2,493,277
Sumitomo Mitsui Financial Group, Inc.                    71,400        2,140,137
Sumitomo Rubber Industries, Ltd.                        146,000        1,573,033
Sumitomo Trust & Banking Co., Ltd. (The)                 34,000          186,330
Suzuken Co., Ltd.                                        10,400          327,108
Takeda Pharmaceutical Co., Ltd.                             500           23,425
Toho Gas Co., Ltd.                                       94,000          496,458
Tokyo Tatemono Co., Ltd.                                 42,000          169,628
Toppan Printing Co., Ltd.                               209,000        1,683,012
Tosoh Corp. (a)                                         237,077          633,423
UNY Co., Ltd.                                            45,200          376,901
                                                                    ------------
                                                                      48,895,197
                                                                    ------------
JERSEY (0.1%)
Petrofac, Ltd.                                            7,523          176,357
                                                                    ------------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

NETHERLANDS (3.1%)
Fugro NV                                                    34,739      2,457,617
Koninklijke Boskalis Westminster NV                         55,879      2,263,177
Koninklijke DSM NV                                           6,298        336,773
Reed Elsevier NV                                           190,144      2,477,582
                                                                     ------------
                                                                        7,535,149
                                                                     ------------
NORWAY (0.3%)
DnB NOR ASA                                                 48,108        660,432
Statoil ASA                                                  3,870         84,515
                                                                     ------------
                                                                          744,947
                                                                     ------------
SINGAPORE (1.3%)
Jardine Cycle & Carriage, Ltd.                              32,194        977,535
Keppel Corp., Ltd.                                         153,000      1,179,742
Noble Group, Ltd. (a)                                          908          1,305
SembCorp Industries, Ltd.                                  293,000      1,036,808
                                                                     ------------
                                                                        3,195,390
                                                                     ------------
SPAIN (3.7%)
Banco Santander SA                                         139,591      1,793,424
Repsol YPF SA                                              101,034      2,801,836
Telefonica SA (c)                                          160,416      4,331,380
                                                                     ------------
                                                                        8,926,640
                                                                     ------------
SWEDEN (4.1%)
Atlas Copco AB, Class B                                      4,504         85,904
Boliden AB                                                   4,984         84,613
Kinnevik Investment AB, Class B                             83,923      1,732,573
Nordea Bank AB                                              22,729        250,270
SKF AB, Class B                                            105,966      2,736,541
Svenska Handelsbanken AB, Class A                           80,094      2,618,780
Swedish Match AB                                            28,951        809,197
Tele2 AB, Class B                                           62,351      1,372,167
Telefonaktiebolaget LM Ericsson, Class B                    18,891        207,586
                                                                     ------------
                                                                        9,897,631
                                                                     ------------
SWITZERLAND (7.1%)
Credit Suisse Group AG                                      47,729      1,971,631
Nestle SA (c)                                               67,499      3,697,166
Novartis AG (c)                                             85,572      4,961,011
Schindler Holding AG                                         2,858        310,763
Sika AG                                                        280        554,850
Swisscom AG                                                  6,198      2,589,297
Zurich Financial Services AG                                12,850      3,145,739
                                                                     ------------
                                                                       17,230,457
                                                                     ------------
TOTAL FOREIGN STOCKS                                                  234,336,436
                                                                     ------------
INVESTMENT COMPANIES (2.7%)
UNITED STATES (2.7%)
iShares MSCI EAFE Index Fund                                24,100      1,373,941
State Street Navigator Securities Lending Portfolio (d)  5,098,643      5,098,643
                                                                     ------------
                                                                        6,472,584
                                                                     ------------
TOTAL INVESTMENT COMPANIES                                              6,472,584
                                                                     ------------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

RIGHTS (0.0%)
AUSTRALIA (0.0%)
Tabcorp Holdings, Ltd. *                                    42,020         46,511
                                                                     ------------
SPAIN (0.0%)
Banco Santander SA *                                       139,591         23,120
                                                                     ------------
GREAT BRITAIN (0.0%)
Standard Chartered PLC *                                     6,449         54,303
                                                                     ------------
TOTAL RIGHTS                                                              123,934
                                                                     ------------
INVESTMENTS IN AFFILIATES (2.6%)
UNITED STATES (2.6%)
Fifth Third Institutional Money Market Fund (b)          6,235,895      6,235,895
                                                                     ------------
TOTAL INVESTMENTS IN AFFILIATES                                         6,235,895
                                                                     ------------
TOTAL INVESTMENTS (COST $211,433,711) - 101.6%                        247,168,849

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                         (3,864,578)
                                                                     ------------
NET ASSETS - 100.0%                                                  $243,304,271
                                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  All or part of this security was on loan.
(b)  Investment is in Institutional Shares of underlying fund.
(c) All or part of this security has been designated as collateral for futures contracts.
(d) Represents investments of cash collateral received in connection with securities lending.

AT OCTOBER 31, 2010, INTERNATIONAL EQUITY'S INDUSTRY INVESTMENT CONCENTRATIONS (UNAUDITED), AS A PERCENTAGE OF NET ASSETS, WERE AS FOLLOWS:

Aerospace & Defense                                               0.5%
Airlines                                                          1.0%
Auto Components                                                   1.8%
Automobiles                                                       2.7%
Beverages                                                         1.0%
Building Products                                                 0.9%
Capital Markets                                                   1.3%
Chemicals                                                         4.7%
Commercial Banks                                                 13.5%
Commercial Banks Non-U.S.                                         --^
Commercial Services & Supplies                                    1.3%
Communications Equipment                                          0.1%
Computers & Peripherals                                           0.8%
Construction & Engineering                                        2.1%
Distributors                                                      0.4%
Diversified Financial Services                                    0.7%
Diversified Telecommunication Services                            5.6%
Electric Utilities                                                2.9%
Electronic Equipment, Instruments & Components                    1.8%
Energy Equipment & Services                                       1.1%
Food & Staples Retailing                                          2.7%
Food Products                                                     2.3%

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Gambling (Non-Hotel)                                              --^
Gas Utilities                                                     0.3%
Health Care Equipment & Supplies                                  0.3%
Health Care Providers & Services                                  0.1%
Hotels, Restaurants & Leisure                                     1.5%
Household Durables                                                0.6%
Independent Power Producers & Energy Traders                      1.0%
Industrial Conglomerates                                          1.9%
Insurance                                                         6.1%
International Equity                                              0.6%
Investment Companies                                              2.1%
Machinery                                                         2.4%
Marine                                                            0.1%
Media                                                             2.9%
Metals & Mining                                                   5.2%
Multi-Utilities                                                   0.9%
Multiline Retail                                                  1.5%
Office Electronics                                                0.7%
Oil, Gas & Consumable Fuels                                       6.7%
Paper & Forest Products                                           1.0%
Pharmaceuticals                                                   7.4%
Real Estate Management & Development                              0.9%
Semiconductors & Semiconductor Equipment                          0.2%
Taxable Government / Agency-Money Market                          2.6%
Textiles, Apparel & Luxury Goods                                  0.3%
Tobacco                                                           1.8%
Trading Companies & Distributors                                  1.0%
Transportation Infrastructure                                     0.2%
Water Utilities                                                   1.0%
Wireless Telecommunication Services                               1.1%

^ Amount is less than 0.05%.

                     See notes to schedules of investments.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT             VALUE
                                                                                              -------------    --------------
ASSET-BACKED SECURITIES (3.3%)
AUTOMOBILE SEQUENTIAL (1.1%)
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1, 1.11%, 1/15/13 (a) (b)       $     759,965    $      762,435
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13                         250,000           253,483
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13                             415,000           420,951
                                                                                                               --------------
                                                                                                                    1,436,869
                                                                                                               --------------
MANUFACTURED HOUSING ABS OTHER (0.7%)
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40                                          1,007,630           929,511
                                                                                                               --------------
OTHER ABS (1.5%)
Aerco, Ltd., Series 2A, Class A3, 0.72%, 7/15/25 (a) (b) (f)                                        602,943           447,686
Dunkin Securitization, Series 2006-1, Class A2, 5.78%, 6/20/31 (b)                                  850,000           861,976
Residential Asset Securities Corp., Series 2006-KS3, Class AI3, 0.43%, 4/25/36 (a)                  550,036           530,672
                                                                                                               --------------
                                                                                                                    1,840,334
                                                                                                               --------------
TOTAL ASSET-BACKED SECURITIES                                                                                       4,206,714
                                                                                                               --------------
CORPORATE BONDS (24.4%)
AEROSPACE & DEFENSE (0.7%)
United Technologies Corp., 4.50%, 4/15/20                                                           850,000           944,220
                                                                                                               --------------
AUTO / TRUCK PARTS & EQUIPMENT-ORIGINAL (1.9%)
BorgWarner, Inc., 5.75%, 11/1/16                                                                  1,000,000         1,118,805
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)                                          1,194,000         1,298,475
                                                                                                               --------------
                                                                                                                    2,417,280
                                                                                                               --------------
CABLE / SATELLITE TV (1.7%)
COX Communications, Inc., 7.75%, 11/1/10                                                          1,000,000         1,000,000
DIRECTV Holdings LLC, 5.20%, 3/15/20                                                              1,000,000         1,086,091
                                                                                                               --------------
                                                                                                                    2,086,091
                                                                                                               --------------
COMMERCIAL BANKS-CENTRAL U.S. (0.4%)
SunTrust Bank, 3.00%, 11/16/11 (i)                                                                  500,000           513,732
                                                                                                               --------------
COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Emigrant Capital Trust, 2.82%, 12/10/33, (Callable 11/29/10 @ 100) (a) (b)                        1,000,000           410,812
                                                                                                               --------------
COMMERCIAL BANKS-SOUTHERN U.S. (0.4%)
Union Planters Corp., 4.38%, 12/1/10 (c)                                                            500,000           501,022
                                                                                                               --------------
DIVERSIFIED BANKS (0.7%)
JPMorgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (g)                                              800,000           852,808
                                                                                                               --------------
DIVERSIFIED FINANCIAL SERVICES (0.9%)
General Electric Capital Corp., 6.88%, 1/10/39                                                    1,000,000         1,149,775
                                                                                                               --------------
ELECTRIC-INTEGRATED (0.8%)
FPL Group Capital, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a)                             1,000,000           987,500
                                                                                                               --------------
ENTERPRISE SOFTWARE / SERVICES (0.7%)
CA, Inc., 5.38%, 12/1/19                                                                            850,000           920,705
                                                                                                               --------------
FINANCE-OTHER SERVICES (0.5%)
Cullen / Frost Capital Trust II, 1.85%, 3/1/34, (Callable 11/29/10 @ 100) (a)                     1,000,000           629,886
                                                                                                               --------------
FOOD-MISCELLANEOUS / DIVERSIFIED (0.9%)
Kraft Foods, Inc., 4.13%, 2/9/16                                                                  1,000,000         1,088,614
                                                                                                               --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FOOD-RETAIL (0.7%)
SUPERVALU, Inc., 7.50%, 5/15/12 (c)                                                                 875,000           910,000
                                                                                                               --------------
INSURANCE BROKERS (0.4%)
Marsh & McLennan Cos., Inc., 5.88%, 8/1/33                                                          500,000           474,442
                                                                                                               --------------
MACHINERY-CONSTRUCTION & MINING (0.5%)
Joy Global, Inc., 6.00%, 11/15/16                                                                   625,000           686,956
                                                                                                               --------------
MEDICAL INSTRUMENTS (0.7%)
Medtronic, Inc., 4.45%, 3/15/20                                                                     750,000           818,983
                                                                                                               --------------
MEDICAL-BIOMEDICAL / GENETICS (0.4%)
Amgen, Inc., 3.45%, 10/1/20                                                                         500,000           501,650
                                                                                                               --------------
MEDICAL-OUTPATIENT / HOME MEDICAL (0.9%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625) (b)                   1,000,000         1,103,750
                                                                                                               --------------
MONEY CENTER BANKS (0.8%)
Deutsche Bank Trust Corp., 7.25%, 10/15/11                                                        1,000,000         1,058,329
                                                                                                               --------------
MULTI-LINE INSURANCE (0.4%)
American Financial Group, Inc., 9.88%, 6/15/19                                                      375,000           459,260
                                                                                                               --------------
NETWORKING PRODUCTS (0.9%)
Cisco Systems, Inc., 5.90%, 2/15/39                                                               1,000,000         1,123,892
                                                                                                               --------------
REAL ESTATE INVESTMENT TRUSTS (3.5%)
CommonWealth, 5.88%, 9/15/20                                                                        500,000           500,518
HCP, Inc., 6.70%, 1/30/18                                                                           850,000           943,120
ProLogis, 5.63%, 11/15/15 (c)                                                                     1,850,000         1,961,981
Realty Income Corp., 6.75%, 8/15/19                                                                 900,000         1,041,261
                                                                                                               --------------
                                                                                                                    4,446,880
                                                                                                               --------------
REINSURANCE (0.6%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15                                                            690,000           733,462
                                                                                                               --------------
RETAIL-BUILDING PRODUCTS (0.8%)
Home Depot, Inc., 5.40%, 3/1/16                                                                     850,000           975,013
                                                                                                               --------------
RETAIL-DISCOUNT (0.8%)
Wal-Mart Stores, Inc., 2.88%, 4/1/15                                                              1,000,000         1,061,556
                                                                                                               --------------
RETAIL-DRUG STORE (0.5%)
CVS Pass-Through Trust, 7.77%, 1/10/12 (b)                                                          585,604           625,132
                                                                                                               --------------
RETAIL-OFFICE SUPPLIES (0.8%)
Staples, Inc., 9.75%, 1/15/14                                                                       850,000         1,052,865
                                                                                                               --------------
RETAIL-REGIONAL DEPARTMENT STORE (0.7%)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12                                                        850,000           889,312
                                                                                                               --------------
SPECIAL PURPOSE ENTITY (0.7%)
Capital One Capital VI, 8.88%, 5/15/40                                                              400,000           422,000
Capital One Capital V, 10.25%, 8/15/39                                                              400,000           434,000
                                                                                                               --------------
                                                                                                                      856,000
                                                                                                               --------------
SUPER-REGIONAL BANKS-U.S. (0.4%)
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (c) (g)                                      500,000           524,389
                                                                                                               --------------
WIRELESS EQUIPMENT (0.0%)
Motorola, Inc., 6.50%, 11/15/28 (c)                                                                  47,000            48,274
                                                                                                               --------------
TOTAL CORPORATE BONDS                                                                                              30,852,590
                                                                                                               --------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN BONDS (6.3%)
DIVERSIFIED BANKS (0.5%)
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19                                                   600,000           654,477
                                                                                                               --------------
DIVERSIFIED OPERATIONS (0.4%)
Hutchison Whampoa International (03/13), Ltd., 6.50%, 2/13/13 (b)                                   486,000           536,184
                                                                                                               --------------
GOLD MINING (0.9%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20                                                    1,000,000         1,067,997
                                                                                                               --------------
MULTI-LINE INSURANCE (0.7%)
AXA SA, 6.46%, 12/14/18 (a) (b) (g)                                                               1,000,000           935,000
                                                                                                               --------------
OIL & GAS EXPLORATION & PRODUCTION (0.7%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)                                                      850,000           932,721
                                                                                                               --------------
SOVEREIGN (2.7%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/12                                          BRL   1,660,000           960,721
Brazil, Federal Republic, Series F, 10.00%, 1/1/14                                                1,870,000         1,045,517
New Zealand Government Bond, 6.00%, 12/15/17                                                NZD   1,700,000         1,372,822
                                                                                                               --------------
                                                                                                                    3,379,060
                                                                                                               --------------
SPECIAL PURPOSE BANKS (0.4%)
Export-Import Bank of Korea, 8.13%, 1/21/14                                                   $     425,000           499,691
                                                                                                               --------------
TOTAL FOREIGN BONDS                                                                                                 8,005,130
                                                                                                               --------------
MORTGAGE-BACKED SECURITIES (4.2%)
CMBS OTHER (1.5%)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%,
    6/10/36 (a)                                                                                     875,000           958,310
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38                          205,917           207,605
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.62%, 7/12/34                             750,000           788,371
                                                                                                               --------------
                                                                                                                    1,954,286
                                                                                                               --------------
CMBS SUBORDINATED (0.8%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (a) (b)                       1,000,000           962,100
                                                                                                               --------------
WL COLLATERAL CMO OTHER (1.3%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.25%,
    1/25/34 (j)                                                                                     409,761           393,340
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class
    4A1, 3.04%, 4/20/35 (a)                                                                         234,102           191,492
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.46%, 12/25/32 (a)                17,670            18,369
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 4.92%,
    11/25/34 (a)                                                                                  1,000,000           996,013
                                                                                                               --------------
                                                                                                                    1,599,214
                                                                                                               --------------
WL COLLATERAL CMO SEQUENTIAL (0.6%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20                     787,140           800,474
                                                                                                               --------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                                    5,316,074
                                                                                                               --------------
U.S. GOVERNMENT AGENCIES (2.0%)
FANNIE MAE (0.7%)
2.82%, 7/1/18 (a)                                                                                   156,872           163,879
5.50%, 10/1/35                                                                                      605,130           653,783
                                                                                                               --------------
                                                                                                                      817,662
                                                                                                               --------------
FREDDIE MAC (1.3%)
2.58%, 10/1/32 (a)                                                                                  125,834           125,967

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

4.75%, 1/1/37 (a) (e)                                           497,932           522,869
6.50%, 9/1/22 (e)                                               451,033           495,285
6.50%, 8/1/37                                                   447,651           497,422
                                                                             ------------
                                                                                1,641,543
                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                  2,459,205
                                                                             ------------
U.S. TREASURY OBLIGATIONS (0.8%)
U.S. TREASURY BONDS (0.8%)
4.38%, 5/15/40 (c)                                            1,000,000         1,065,160
                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                 1,065,160
                                                                             ------------

                                                                SHARES
                                                              ---------
COMMON STOCKS (9.4%)
BEVERAGES (0.3%)
Diageo PLC, ADR                                                   4,491           332,334
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
BCE, Inc.                                                        33,928         1,136,927
Frontier Communications Corp. (c)                                75,000           658,500
                                                                             ------------
                                                                                1,795,427
                                                                             ------------
ELECTRIC UTILITIES (1.9%)
CPFL Energia SA, ADR (c)                                          9,700           696,751
Duke Energy Corp.                                                16,809           306,092
Entergy Corp. (c)                                                 3,676           273,972
Progress Energy, Inc. (c)                                        20,411           918,495
Southern Co.                                                      4,640           175,717
                                                                             ------------
                                                                                2,371,027
                                                                             ------------
GAS UTILITIES (0.7%)
Oneok, Inc.                                                      17,912           892,376
                                                                             ------------
HOUSEHOLD PRODUCTS (0.2%)
Kimberly-Clark Corp. (c)                                          3,730           236,258
                                                                             ------------
INSURANCE (0.6%)
Cincinnati Financial Corp. (c)                                   25,828           760,376
                                                                             ------------
MULTI-UTILITIES (0.4%)
Wisconsin Energy Corp.                                            8,355           497,457
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (0.1%)
Spectra Energy Corp.                                              4,000            95,080
                                                                             ------------
PHARMACEUTICALS (1.4%)
Novartis AG, ADR (c)                                              9,919           574,806
Pfizer, Inc.                                                     71,968         1,252,243
                                                                             ------------
                                                                                1,827,049
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS (0.9%)
Annaly Capital Management, Inc. (c)                              68,601         1,214,924
                                                                             ------------
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
VF Corp.                                                          2,853           237,484
                                                                             ------------
TOBACCO (c) (1.3%)
Altria Group, Inc.                                               20,850           530,007
                                                                             ------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Philip Morris International, Inc.                                             18,415       1,077,277
                                                                                       -------------
                                                                                           1,607,284
                                                                                       -------------
TOTAL COMMON STOCKS                                                                       11,867,076
                                                                                       -------------
INVESTMENT COMPANIES (18.5%)
American Income Fund, Inc. (c)                                               135,400       1,242,972
Eaton Vance Tax-Advantaged Dividend Income Fund                               23,600         387,984
ING Prime Rate Trust (c)                                                      80,000         464,000
Invesco Van Kampen Senior Income Trust                                       152,000         711,360
State Street Navigator Securities Lending Portfolio (h)                   20,016,552      20,016,552
Templeton Global Income Fund (c)                                              61,374         656,088
                                                                                       -------------
TOTAL INVESTMENT COMPANIES                                                                23,478,956
                                                                                       -------------
CONVERTIBLE PREFERRED STOCKS (3.1%)
FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland Co., 6.25% (c)                                         30,000       1,296,600
                                                                                       -------------
INSURANCE (0.9%)
XL Group PLC, 10.75%                                                          39,250       1,172,005
                                                                                       -------------
OIL, GAS & CONSUMABLE FUELS (1.2%)
Apache Corp., 6.00%                                                           24,995       1,454,709
                                                                                       -------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                         3,923,314
                                                                                       -------------
PREFERRED STOCKS (40.8%)
CABLE / SATELLITE TV (1.4%)
Comcast Corp., 7.00%                                                          20,000         508,600
Comcast Corp., Series B, 7.00% (c)                                            50,000       1,287,500
                                                                                       -------------
                                                                                           1,796,100
                                                                                       -------------
CAPITAL MARKETS (1.9%)
Ameriprise Financial, Inc., 7.75% (c)                                         35,000         952,700
Goldman Sachs Group, Inc. (The), Series A, 3.75%                              67,500       1,480,275
                                                                                       -------------
                                                                                           2,432,975
                                                                                       -------------
CLOSED-END FUNDS (1.0%)
Source Capital, Inc., 2.40%                                                   35,600       1,246,000
                                                                                       -------------
COMMERCIAL BANKS (1.9%)
Barclays Bank PLC, Series 5, 8.13%                                            36,000         938,520
HSBC USA, Inc., Series G, 4.00% (c)                                           26,500         612,680
Santander Finance Preferred SA Unipersonal, Series 6, 4.00%                   25,400         486,918
US Bancorp, Series B, 3.50% (c)                                               20,000         424,000
                                                                                       -------------
                                                                                           2,462,118
                                                                                       -------------
COMMERCIAL BANKS NON-U.S. (1.9%)
Barclays Bank PLC, Series 2, 6.63% (c)                                        36,650         885,098
Lloyds Banking Group PLC, 7.75%                                               57,000       1,496,250
                                                                                       -------------
                                                                                           2,381,348
                                                                                       -------------
COMMERCIAL BANKS-SOUTHERN U.S. (1.5%)
BB&T Capital Trust VI, 9.60%                                                   6,000         167,160
BB&T Capital Trust VII, 8.10% (c)                                             40,000       1,073,600
First Tennessee Bank NA, 3.75%                                                 1,000         620,000
                                                                                       -------------
                                                                                           1,860,760
                                                                                       -------------
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Citigroup Capital VII, 7.13%                                                  74,225       1,857,110

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Citigroup Capital XIII, 7.88%                                      20,000         530,000
                                                                             ------------
                                                                                2,387,110
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ING Groep NV, 8.50% (c)                                            20,000         510,600
                                                                             ------------
ELECTRIC UTILITIES (0.4%)
American Electric Power Co., Inc., 8.75% (c)                       16,000         458,720
                                                                             ------------
ELECTRIC-INTEGRATED (2.9%)
Entergy Arkansas, Inc., 6.00% (c)                                  45,600       1,140,000
SCANA Corp., 7.70% (c)                                              6,000         170,040
Southern California Edison Co., 0.29%                              15,150       1,502,122
Xcel Energy, Inc., 7.60% (c)                                       33,000         906,840
                                                                             ------------
                                                                                3,719,002
                                                                             ------------
FINANCE-CONSUMER LOANS (0.5%)
HSBC Finance Corp., 6.88% (c)                                      23,650         595,034
                                                                             ------------
FINANCE-CREDIT CARD (0.8%)
MBNA Capital, Series D, 8.13%                                      37,800         956,340
                                                                             ------------
FINANCE-INVESTMENT BANKER / BROKER (2.6%)
Credit Suisse, Ltd., 7.90%                                         51,800       1,376,844
JPMorgan Chase Capital XXIX, 6.70%                                 32,300         817,190
Merrill Lynch Preferred Capital Trust III, 7.00% (c)                9,800         233,730
Morgan Stanley Capital Trust VIII, 6.45% (c)                       33,100         812,605
                                                                             ------------
                                                                                3,240,369
                                                                             ------------
FINANCE-MORTGAGE LOAN / BANKER (0.5%)
Countrywide Capital IV, 6.75%                                      26,500         608,970
                                                                             ------------
FINANCIAL GUARANTEE INSURANCE (1.6%)
Assured Guaranty Municipal Holdings, Inc., 6.25%                   90,350       2,055,463
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group, Inc., Series A, 8.63%                  23,000         607,200
                                                                             ------------
INSURANCE (c) (2.6%)
Aegon NV, Series 1, 4.00%                                          43,800         972,360
MetLife, Inc., Series A, 4.00%                                     40,000         934,000
MetLife, Inc., Series B, 6.50%                                     30,000         750,000
RenaissanceRe Holdings, Ltd., Series D, 6.60%                      22,861         571,296
                                                                             ------------
                                                                                3,227,656
                                                                             ------------
INVESTMENT MANAGEMENT / ADVISOR SERVICES (0.7%)
Deutsche Bank Contingent Capital Trust III, 7.60%                  36,000         945,720
                                                                             ------------
LIFE / HEALTH INSURANCE (0.3%)
AAG Holding Co., Inc., 7.25% (c)                                   15,200         379,240
                                                                             ------------
MEDIA (0.5%)
CBS Corp., 7.25%                                                   26,000         654,420
                                                                             ------------
MULTI-LINE INSURANCE (2.0%)
Allianz SE, 8.38% (c)                                              25,000         669,532
American Financial Group, Inc., 7.00%                              36,000         900,000
ING Groep NV, 7.20% (c)                                            41,200         997,452
                                                                             ------------
                                                                                2,566,984
                                                                             ------------
MULTIMEDIA (1.2%)
Viacom, Inc., 6.85% (c)                                            60,000       1,529,400
                                                                             ------------

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

OFFICE AUTOMATION & EQUIPMENT (0.6%)
Pitney Bowes International Holdings, Inc., Series F, 6.13%               850            815,203
                                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (6.9%)
CBL & Associates Properties, Inc., Series D, 7.38%                    20,500            482,160
Duke Realty Corp., Series L, 6.60% (c)                                30,000            722,700
Duke Realty Corp., Series M, 6.95%                                    17,842            447,121
Equity Residential, Series N, 6.48%                                   51,350          1,280,155
Harris Preferred Capital Corp., Series A, 7.38%                       31,800            810,264
Kimco Realty Corp., Series H, 6.90% (c)                               30,000            744,000
Public Storage, Series L, 6.75% (c)                                   10,000            251,700
Public Storage, Series M, 6.63% (c)                                   40,000          1,004,400
Public Storage, Series P, 6.50%                                       37,000            924,260
Vornado Realty L.P., 7.88% (e)                                        48,775          1,311,072
Wachovia Preferred Funding Corp., Series A, 7.25%                     29,400            744,408
                                                                                 --------------
                                                                                      8,722,240
                                                                                 --------------
S&L / THRIFTS-SOUTHERN U.S. (0.2%)
BBC Capital Trust II, 8.50%                                           27,458            245,063
                                                                                 --------------
SPECIAL PURPOSE ENTITY (1.3%)
Corporate-Backed Trust Certificates, Series AIG, 6.13%                60,000          1,153,200
Corporate-Backed Trust Certificates, Series HSBC, 6.25%               20,500            501,840
                                                                                 --------------
                                                                                      1,655,040
                                                                                 --------------
SUPER-REGIONAL BANKS-U.S. (c) (1.8%)
National City Capital Trust III, 6.63%                                20,000            504,000
USB Capital XII, 6.30%                                                40,000          1,008,800
Wells Fargo Capital XII, 7.88%                                        30,000            789,900
                                                                                 --------------
                                                                                      2,302,700
                                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Telephone & Data Systems, Inc., 7.60%                                 50,011          1,259,277
                                                                                 --------------
TOTAL PREFERRED STOCKS                                                               51,621,052
                                                                                 --------------
INVESTMENTS IN AFFILIATES (2.4%)
Fifth Third Institutional Money Market Fund (d)                    3,064,924          3,064,924
                                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATES                                                       3,064,924
                                                                                 --------------
TOTAL INVESTMENTS (COST $141,010,382) - 115.2%                                      145,860,195

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.2)%                                    (19,260,581)
                                                                                 --------------
NET ASSETS - 100.0%                                                              $  126,599,614
                                                                                 ==============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for forward foreign currency contracts.
(f)  Illiquid Securities.
(g) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(h) Represents investments of cash collateral received in connection with securities lending.
(i)  FDIC guaranteed through Treasury Liquidity Guarantee Program.
(j) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
NZD - New Zealand Dollar
WL - Whole Loan

At October 31, 2010, Strategic Income's investments were in the following countries:

COUNTRY
----------------------------------------------------------------------
Bermuda                                                           0.4%
Brazil                                                            1.9%
Canada                                                            0.8%
Cayman Islands                                                    0.4%
France                                                            0.6%
Germany                                                           0.5%
Great Britain                                                     3.0%
Guernsey                                                          1.0%
Ireland                                                           0.8%
Isle Of Man                                                       0.7%
Luxembourg                                                        0.6%
Netherlands                                                       1.7%
New Zealand                                                       0.9%
South Korea                                                       0.3%
Spain                                                             0.3%
Switzerland                                                       0.4%
United States                                                    85.7%
                                                                ------
TOTAL                                                           100.0%
                                                                ======

                     See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                           ---------  --------------
INVESTMENTS IN AFFILIATES (a) (99.9%)
Fifth Third All Cap Value Fund                               524,146  $    7,778,332
Fifth Third Disciplined Large Cap Value Fund               1,615,587      16,285,119
Fifth Third High Yield Bond Fund                              16,160         159,985
Fifth Third Institutional Money Market Fund                3,263,753       3,263,753
Fifth Third International Equity Fund                      3,366,968      27,474,457
Fifth Third Mid Cap Growth Fund *                          1,096,181      10,841,226
Fifth Third Quality Growth Fund                            1,026,734      15,185,394
Fifth Third Short Term Bond Fund                             106,544       1,024,950
Fifth Third Small Cap Growth Fund *                          703,646       5,446,219
Fifth Third Small Cap Value Fund                             338,534       5,785,545
Fifth Third Structured Large Cap Plus Fund                 1,755,210      18,956,269
Fifth Third Total Return Bond Fund                           167,834       1,534,008
                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATES                                          113,735,257
                                                                      --------------
TOTAL INVESTMENTS (COST $119,384,580) - 99.9%                            113,735,257

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 116,251
                                                                      --------------
NET ASSETS - 100.0%                                                   $  113,851,508
                                                                      ==============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                           ---------  --------------
INVESTMENTS IN AFFILIATES (a) (99.9%)
Fifth Third All Cap Value Fund                               757,807  $   11,245,862
Fifth Third Disciplined Large Cap Value Fund               2,276,280      22,944,903
Fifth Third High Yield Bond Fund                             197,261       1,952,888
Fifth Third Institutional Money Market Fund                7,740,242       7,740,242
Fifth Third International Equity Fund                      4,571,575      37,304,053
Fifth Third Mid Cap Growth Fund *                          1,272,628      12,586,293
Fifth Third Quality Growth Fund                            1,310,638      19,384,337
Fifth Third Short Term Bond Fund                           1,189,414      11,442,160
Fifth Third Small Cap Growth Fund *                          922,711       7,141,779
Fifth Third Small Cap Value Fund                             412,739       7,053,712
Fifth Third Structured Large Cap Plus Fund                 2,431,118      26,256,079
Fifth Third Total Return Bond Fund                         3,111,246      28,436,785
                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATES                                          193,489,093
                                                                      --------------
TOTAL INVESTMENTS (COST $195,885,788) - 99.9%                            193,489,093

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 112,531
                                                                      --------------
NET ASSETS - 100.0%                                                   $  193,601,624
                                                                      ==============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                           ---------  --------------
INVESTMENTS IN AFFILIATES (a) (100.0%)
Fifth Third All Cap Value Fund                                725,318  $  10,763,722
Fifth Third Disciplined Large Cap Value Fund                2,249,819     22,678,176
Fifth Third High Yield Bond Fund                              403,364      3,993,302
Fifth Third Institutional Money Market Fund                10,137,130     10,137,130
Fifth Third International Equity Fund                       4,659,141     38,018,591
Fifth Third Mid Cap Growth Fund *                           1,479,115     14,628,448
Fifth Third Quality Growth Fund                             1,477,785     21,856,434
Fifth Third Short Term Bond Fund                            3,436,453     33,058,683
Fifth Third Small Cap Growth Fund *                           841,758      6,515,209
Fifth Third Small Cap Value Fund                              376,579      6,435,733
Fifth Third Structured Large Cap Plus Fund                  2,187,867     23,628,959
Fifth Third Total Return Bond Fund                          8,072,947     73,786,736
                                                                       -------------
TOTAL INVESTMENTS IN AFFILIATES                                          265,501,123
                                                                       -------------
TOTAL INVESTMENTS (COST $271,806,631) - 100.0%                           265,501,123

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                  20,262
                                                                       -------------
NET ASSETS - 100.0%                                                    $ 265,521,385
                                                                       =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                           ---------  --------------
INVESTMENTS IN AFFILIATES (a) (100.0%)
Fifth Third All Cap Value Fund                               129,476  $    1,921,424
Fifth Third Disciplined Large Cap Value Fund                 379,862       3,829,011
Fifth Third High Yield Bond Fund                             216,327       2,141,633
Fifth Third Institutional Money Market Fund                2,559,879       2,559,879
Fifth Third International Equity Fund                        632,886       5,164,352
Fifth Third Mid Cap Growth Fund *                            272,973       2,699,702
Fifth Third Quality Growth Fund                              244,692       3,618,990
Fifth Third Short Term Bond Fund                             871,399       8,382,859
Fifth Third Small Cap Growth Fund *                          166,600       1,289,484
Fifth Third Small Cap Value Fund                              85,583       1,462,613
Fifth Third Structured Large Cap Plus Fund                   467,784       5,052,066
Fifth Third Total Return Bond Fund                         2,116,955      19,348,971
                                                                       -------------
TOTAL INVESTMENTS IN AFFILIATES                                           57,470,984
                                                                       -------------
TOTAL INVESTMENTS (COST $57,293,050) - 100.0%                             57,470,984

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                 (18,537)
                                                                       -------------
NET ASSETS - 100.0%                                                    $  57,452,447
                                                                       =============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                           ---------  --------------
INVESTMENTS IN AFFILIATES (a) (99.7%)
Fifth Third All Cap Value Fund                                45,963  $      682,094
Fifth Third Disciplined Large Cap Value Fund                 150,390       1,515,932
Fifth Third High Yield Bond Fund                             281,462       2,786,471
Fifth Third Institutional Money Market Fund                2,215,579       2,215,579
Fifth Third International Equity Fund                        197,330       1,610,213
Fifth Third Mid Cap Growth Fund *                            125,941       1,245,558
Fifth Third Quality Growth Fund                               95,185       1,407,784
Fifth Third Short Term Bond Fund                             780,011       7,503,709
Fifth Third Small Cap Growth Fund *                           70,424         545,083
Fifth Third Small Cap Value Fund                              37,339         638,123
Fifth Third Structured Large Cap Plus Fund                   148,477       1,603,546
Fifth Third Total Return Bond Fund                         2,041,362      18,658,050
                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATES                                           40,412,142
                                                                      --------------
TOTAL INVESTMENTS (COST $41,352,526) - 99.7%                              40,412,142

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                 127,819
                                                                      --------------
NET ASSETS - 100.0%                                                   $   40,539,961
                                                                      ==============

NOTES TO SCHEDULE OF INVESTMENTS
*    Non-income producing security.
(a)  Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT          VALUE
                                                                                        -----------    -----------
CORPORATE BONDS (83.1%)
ADVERTISING SALES (0.5%)
Lamar Media Corp., 6.63%, 8/15/15, (Callable 11/29/10 @ 103.313) (c)                    $    70,000    $    71,837
Lamar Media Corp., 9.75%, 4/1/14 (c)                                                         49,000         56,595
Lamar Media Corp., Series B, 6.63%, 8/15/15, (Callable 11/29/10 @ 103.313)                  209,000        213,964
                                                                                                       -----------
                                                                                                           342,396
                                                                                                       -----------
AEROSPACE & DEFENSE (1.2%)
BE Aerospace, Inc., 8.50%, 7/1/18, (Callable 7/1/13 @ 104.25)                               446,000        499,520
Spirit Aerosystems, Inc., 7.50%, 10/1/17, (Callable 10/1/13 @ 103.75)                       250,000        262,500
TransDigm, Inc., 7.75%, 7/15/14, (Callable 11/29/10 @ 103.875) (b)                           38,000         39,045
                                                                                                       -----------
                                                                                                           801,065
                                                                                                       -----------
ATHLETIC EQUIPMENT (0.9%)
Icon Health & Fitness, 11.88%, 10/15/16, (Callable 10/15/13 @ 105.938) (b)                  621,000        614,790
                                                                                                       -----------
AUTO / TRUCK PARTS & EQUIPMENT-ORIGINAL (0.8%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75) (b)                               165,000        179,850
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25) (b)             245,000        262,456
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)                                     89,000         96,788
                                                                                                       -----------
                                                                                                           539,094
                                                                                                       -----------
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.4%)
Navistar International Corp., 8.25%, 11/1/21, (Callable 11/1/14 @ 104.125)                  265,000        290,506
                                                                                                       -----------
BROADCAST SERVICE / PROGRAM (1.3%)
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17, (Callable 12/15/12 @
    106.9375) (b)                                                                            12,000         12,960
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17, (Callable
    12/15/12 @ 106.9375) (b)                                                                294,000        321,195
Fisher Communications, Inc., 8.63%, 9/15/14, (Callable 11/29/10 @ 102.875)                  504,000        509,670
                                                                                                       -----------
                                                                                                           843,825
                                                                                                       -----------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.1%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 12/1/10 @ 104)              750,000        744,375
                                                                                                       -----------
BUILDING PRODUCTS-CEMENT & AGGREGATE (b) (0.9%)
Texas Industries, Inc., 9.25%, 8/15/20, (Callable 8/15/15 @ 104.625)                        362,000        381,005
US Concrete, Inc., 9.50%, 8/31/15                                                           201,000        229,140
                                                                                                       -----------
                                                                                                           610,145
                                                                                                       -----------
BUILDING-HEAVY CONSTRUCTION (0.4%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813) (b)                        250,000        253,750
                                                                                                       -----------
BUILDING-RESIDENTIAL / COMMERCIAL (2.7%)
Beazer Homes USA, Inc., 6.88%, 7/15/15, (Callable 11/15/10 @ 103.438) (c)                   750,000        707,812
M/I Homes, Inc., 6.88%, 4/1/12 (c)                                                          350,000        365,750
Meritage Homes Corp., 7.15%, 4/15/20                                                        750,000        727,500
                                                                                                       -----------
                                                                                                         1,801,062
                                                                                                       -----------
CABLE / SATELLITE TV (3.1%)
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable
   4/30/13 @ 105.906) (b)                                                                   344,000        365,500
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable
   4/30/15 @ 104.063) (b)                                                                   215,000        232,200
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%,
   11/15/17, (Callable 11/15/12 @ 106.469) (b)                                              640,000        684,800
CSC Holdings LLC, 8.63%, 2/15/19 (c)                                                        366,000        423,187

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Insight Communications Co., Inc., 9.38%, 7/15/18, (Callable 7/15/13 @ 107.031) (b)          352,000        381,920
                                                                                                       -----------
                                                                                                         2,087,607
                                                                                                       -----------
CAPACITORS (1.0%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25) (b)                                 597,000        656,700
                                                                                                       -----------
CELLULAR TELECOM (3.1%)
Cricket Communications, Inc., 10.00%, 7/15/15, (Callable 7/15/12 @ 105) (c)                 360,000        394,200
MetroPCS Wireless, Inc., 9.25%, 11/1/14, (Callable 11/8/10 @ 104.625) (b)                   153,000        160,268
Nextel Communications, Inc., Series E, 6.88%, 10/31/13, (Callable 11/29/10 @
    100.859)                                                                                277,000        279,077
NII Capital Corp., 10.00%, 8/15/16, (Callable 8/15/13 @ 105)                                500,000        566,875
Sprint Nextel Corp., 8.38%, 8/15/17 (c)                                                     626,000        690,165
                                                                                                       -----------
                                                                                                         2,090,585
                                                                                                       -----------
CHEMICALS-DIVERSIFIED (0.4%)
LBI Escrow Corp., 8.00%, 11/1/17, (Callable 5/1/13 @ 106) (b)                               222,000        243,090
                                                                                                       -----------
CHEMICALS-PLASTICS (0.2%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)                                 106,000        112,493
                                                                                                       -----------
COAL (1.6%)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.50%,
   12/15/19, (Callable 12/15/14 @ 104.25) (b)                                               304,000        334,400
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104) (b)                             106,000        116,070
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125) (b)                         106,000        118,190
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%,
   4/15/18, (Callable 4/15/14 @ 104.125)                                                    491,000        516,777
                                                                                                       -----------
                                                                                                         1,085,437
                                                                                                       -----------
COMMERCIAL BANKS-EASTERN U.S. (1.3%)
CIT Group, Inc., 7.00%, 5/1/16, (Callable 12/14/10 @ 103.5) (c)                             859,000        855,779
CIT Group, Inc., 7.00%, 5/1/17, (Callable 12/14/10 @ 103.5)                                  17,000         16,915
                                                                                                       -----------
                                                                                                           872,694
                                                                                                       -----------
COMMERCIAL SERVICES (0.3%)
PHH Corp., 9.25%, 3/1/16 (b) (c)                                                            216,000        221,670
                                                                                                       -----------
COMPUTER SERVICES (1.2%)
SunGard Data Systems, Inc., 9.13%, 8/15/13, (Callable 11/29/10 @ 102.281)                   750,000        767,813
                                                                                                       -----------
CONSUMER PRODUCTS-MISCELLANEOUS (1.7%)
Jarden Corp., 7.50%, 5/1/17, (Callable 5/1/12 @ 103.75)                                     598,000        636,122
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable
    10/15/14 @ 103.563) (b) (c)                                                             400,000        417,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.75%, 10/15/16,
    (Callable 10/15/12 @ 103.875) (b)                                                        60,000         63,600
                                                                                                       -----------
                                                                                                         1,116,722
                                                                                                       -----------
CONTAINERS-PAPER / PLASTIC (1.0%)
Solo Cup Co., 8.50%, 2/15/14, (Callable 11/29/10 @ 102.833) (c)                             750,000        675,000
                                                                                                       -----------
DATA PROCESSING / MANAGEMENT (0.7%)
First Data Corp., 9.88%, 9/24/15 (b)                                                         87,000         73,080
First Data Corp., 9.88%, 9/24/15, (Callable 9/30/11 @ 104.938) (c)                          456,000        385,320
                                                                                                       -----------
                                                                                                           458,400
                                                                                                       -----------
DIVERSIFIED BANKS (0.5%)
Ally Financial, Inc., 7.50%, 9/15/20 (b)                                                    300,000        324,000
                                                                                                       -----------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS (b) (1.1%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063)                       420,000        443,100
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)                                 296,000        320,420
                                                                                                       -----------
                                                                                                           763,520
                                                                                                       -----------
DIVERSIFIED OPERATOR / COMMERCIAL SERVICES (0.8%)
ARAMARK Corp., 8.50%, 2/1/15, (Callable 2/1/11 @ 104.25) (c)                                512,000        537,600
                                                                                                       -----------
ELECTRIC-INTEGRATED (1.1%)
North American Energy Alliance LLC / North American Energy Alliance Finance
    Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)                                  101,000        112,110
PNM Resources, Inc., 9.25%, 5/15/15                                                         430,000        465,475
Puget Sound Energy, Inc., Series A, 6.97%, 6/1/67, (Callable 6/1/17 @ 100) (a)              175,000        168,697
                                                                                                       -----------
                                                                                                           746,282
                                                                                                       -----------
FINANCE-AUTO LOANS (0.3%)
Ford Motor Credit Co. LLC, 8.13%, 1/15/20                                                   180,000        220,116
                                                                                                       -----------
FINANCE-LEASING COMPANY (1.0%)
International Lease Finance Corp., 8.75%, 3/15/17 (b)                                       567,000        644,963
                                                                                                       -----------
FOOD-RETAIL (0.6%)
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)                          382,000        422,110
                                                                                                       -----------
FORESTRY (0.9%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625) (b) (c)            591,000        583,613
                                                                                                       -----------
FUNERAL SERVICES&RELATED ITEMS (1.3%)
Service Corp. International, 8.00%, 11/15/21                                                290,000        316,100
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding,
    10.25%, 12/1/17, (Callable 12/1/13 @ 105.125) (b)                                       469,000        519,417
                                                                                                       -----------
                                                                                                           835,517
                                                                                                       -----------
GAS-TRANSPORTATION (1.1%)
Sabine Pass Liquified Natural Gas L.P., 7.25%, 11/30/13                                     734,000        706,475
                                                                                                       -----------
HOME FURNISHINGS (1.0%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 11/29/10 @ 102.75) (c)                        130,000        131,625
Simmons Bedding Co., 11.25%, 7/15/15, (Callable 1/20/12 @ 103) (b)                          520,000        562,250
                                                                                                       -----------
                                                                                                           693,875
                                                                                                       -----------
HOUSEWARES (1.2%)
Libbey Glass, Inc., 10.00%, 2/15/15, (Callable 2/15/12 @ 105) (b)                           715,000        777,563
                                                                                                       -----------
INDEPENDENT POWER PRODUCER (0.6%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)                              290,000        296,887
RRI Energy, Inc., 7.63%, 6/15/14 (c)                                                         85,000         85,638
                                                                                                       -----------
                                                                                                           382,525
                                                                                                       -----------
INDUSTRIAL AUTOMATS / ROBOTS (0.8%)
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)                     500,000        520,625
                                                                                                       -----------
INVESTMENT MANAGEMENT / ADVISOR SERVICES (0.4%)
Pinafore LLC / Pinafore, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)               257,000        274,990
                                                                                                       -----------
MACHINERY-FARM (0.6%)
Case New Holland, Inc., 7.88%, 12/1/17 (b)                                                  350,000        391,125
                                                                                                       -----------
MEDICAL INSTRUMENTS (0.4%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281)                                 244,000        257,420
                                                                                                       -----------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

MEDICAL PRODUCTS (0.7%)
Universal Hospital Services, Inc., 4.13%, 6/1/15, (Callable 11/29/10 @ 101) (a)             525,000        472,500
                                                                                                       -----------
MEDICAL-DRUGS (0.8%)
Axcan Intermediate Holdings, Inc., 9.25%, 3/1/15, (Callable 3/1/11 @ 106.938)               500,000        532,500
                                                                                                       -----------
MEDICAL-HOSPITALS (2.0%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938) (b)                    241,000        262,690
CHS / Community Health Systems, Inc., 8.88%, 7/15/15, (Callable 7/15/11 @
   104.438)                                                                                 258,000        276,060
HCA, Inc., 5.75%, 3/15/14                                                                   381,000        387,667
HCA, Inc., 9.63%, 11/15/16, (Callable 11/15/11 @ 104.813) (g)                               394,000        428,475
                                                                                                       -----------
                                                                                                         1,354,892
                                                                                                       -----------
MEDICAL-OUTPATIENT / HOME MEDICAL (0.9%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/11 @ 105.625) (b)             564,000        622,515
                                                                                                       -----------
MULTI-LINE INSURANCE (1.5%)
MetLife, Inc., 10.75%, 8/1/39, (Callable 8/1/34 @ 100) (c)                                  750,000      1,012,500
                                                                                                       -----------
MULTIMEDIA (0.2%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563) (b)            120,000        128,550
                                                                                                       -----------
MUSIC (0.5%)
WMG Acquisition Corp., 7.38%, 4/15/14, (Callable 11/29/10 @ 102.458) (c)                    362,000        336,208
                                                                                                       -----------
OIL & GAS EXPLORATION & PRODUCTION (4.5%)
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp., 12.13%, 8/1/17,
    (Callable 8/1/13 @ 106.063)                                                              98,000        114,660
Berry Petroleum Co., 8.25%, 11/1/16, (Callable 11/1/11 @ 104.125)                           676,000        713,180
Chesapeake Energy Corp., 6.50%, 8/15/17                                                     527,000        549,397
Chesapeake Energy Corp., 9.50%, 2/15/15                                                     346,000        401,360
Hilcorp Energy I L.P. / Hilcorp Finance Co., 7.75%, 11/1/15, (Callable 11/29/10 @
    103.875) (b)                                                                            506,000        521,180
Hilcorp Energy I L.P. / Hilcorp Finance Co., 9.00%, 6/1/16, (Callable 6/1/11 @
    104.5) (b)                                                                               87,000         91,785
Petrohawk Energy Corp., 7.88%, 6/1/15, (Callable 6/1/12 @ 103.938)                          250,000        265,000
Petrohawk Energy Corp., 10.50%, 8/1/14, (Callable 2/1/12 @ 110.5)                           292,000        333,610
                                                                                                       -----------
                                                                                                         2,990,172
                                                                                                       -----------
OIL FIELD MACHINERY & EQUIPMENT (0.5%)
Dresser-Rand Group, Inc., 7.38%, 11/1/14, (Callable 11/29/10 @ 102.458)                     350,000        353,063
                                                                                                       -----------
OIL FIELD SERVICES (2.5%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 4/15/11 @ 103.563)                   750,000        712,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b)             559,000        550,615
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 1/15/12 @ 104.75) (b)         356,000        368,460
                                                                                                       -----------
                                                                                                         1,631,575
                                                                                                       -----------
OIL REFINING & MARKETING (c) (2.0%)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable
    4/1/13 @ 108.156) (b)                                                                   520,000        553,800
United Refining Co., Series 2, 10.50%, 8/15/12, (Callable 11/29/10 @ 100)                   814,000        748,880
                                                                                                       -----------
                                                                                                         1,302,680
                                                                                                       -----------
PAPER & RELATED PRODUCTS (0.8%)
Clearwater Paper Corp., 7.13%, 11/1/18, (Callable 11/1/14 @ 103.563) (b)                    500,000        522,500
                                                                                                       -----------
PHARMACY SERVICES (0.7%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)                                  427,000        445,681
                                                                                                       -----------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

PIPELINES (5.9%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375)                  328,000        342,760
Copano Energy LLC / Copano Energy Finance Corp., 8.13%, 3/1/16, (Callable
    3/1/11 @ 104.0625)                                                                      590,000        609,175
Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.88%, 2/15/18, (Callable
    2/15/14 @ 104.438)                                                                      100,000        108,000
Enterprise Products Operating LLC, 7.00%, 6/1/67, (Callable 6/1/17 @ 100) (a)               550,000        533,500
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20,
    (Callable 11/1/15 @ 103.375) (h)                                                         47,000         48,057
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., Series B, 8.75%,
    4/15/18, (Callable 4/15/13 @ 104.375)                                                    36,000         39,510
Regency Energy Partners L.P. / Regency Energy Finance Corp., 9.38%, 6/1/16,
    (Callable 6/1/13 @ 104.688) (b)                                                         950,000      1,064,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.88%,
    10/15/18, (Callable 10/15/14 @ 103.938) (b)                                             370,000        392,200
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 8.25%,
    7/1/16, (Callable 7/1/12 @ 104.125) (b)                                                 403,000        427,180
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 11.25%,
    7/15/17, (Callable 7/15/13 @ 105.625) (b)                                               300,000        348,000
                                                                                                       -----------
                                                                                                         3,912,382
                                                                                                       -----------
PRINTING-COMMERCIAL (c) (1.1%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 11/29/10 @ 102.625)                                 362,000        353,855
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438) (b)                                350,000        351,750
                                                                                                       -----------
                                                                                                           705,605
                                                                                                       -----------
REAL ESTATE INVESTMENT TRUSTS (b) (2.0%)
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)            600,000        621,000
PPF Funding, Inc., 5.63%, 1/15/17                                                           400,000        364,892
PPF Funding, Inc., 5.70%, 4/15/17                                                           409,000        373,550
                                                                                                       -----------
                                                                                                         1,359,442
                                                                                                       -----------
RENTAL AUTO / EQUIPMENT (b) (0.9%)
Ashtead Capital, Inc., 9.00%, 8/15/16, (Callable 8/15/11 @ 104.5)                           329,000        346,272
RSC Equipment Rental, Inc. / RSC Holdings III LLC, 10.00%, 7/15/17, (Callable
   7/15/13 @ 105) (c)                                                                       119,000        132,983
United Rentals North America, Inc., 10.88%, 6/15/16, (Callable 6/15/13 @ 105.438)           125,000        142,500
                                                                                                       -----------
                                                                                                           621,755
                                                                                                       -----------
RETAIL-AUTOMOBILE (2.0%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 3/15/12 @ 103.813) (e)              18,000         17,640
Asbury Automotive Group, Inc., 8.00%, 3/15/14, (Callable 11/29/10 @ 102.667) (c)            750,000        761,250
Penske Automotive Group, Inc., 7.75%, 12/15/16, (Callable 12/15/11 @ 103.875)               548,000        553,480
                                                                                                       -----------
                                                                                                         1,332,370
                                                                                                       -----------
RETAIL-MAIL ORDER (0.7%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)                                  419,000        450,425
                                                                                                       -----------
RETAIL-PROPANE DISTRIBUTORS (0.4%)
Inergy L.P./Inergy Finance Corp., 7.00%, 10/1/18, (Callable 10/1/14 @ 103.5) (b)            264,000        275,880
                                                                                                       -----------
RUBBER-TIRES (0.9%)
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16, (Callable 5/15/12 @ 107.875) (c)         544,000        622,880
                                                                                                       -----------
SPECIAL PURPOSE ENTITY (0.8%)
Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.25%, 3/1/15, (Callable
   11/29/10 @ 103.125)                                                                      500,000        500,000
                                                                                                       -----------
STEEL PIPE & TUBE (0.6%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 6/1/12 @ 103.688) (c)                460,000        416,300
                                                                                                       -----------

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

STEEL-PRODUCERS (0.8%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (c)                            529,000        550,821
                                                                                                       -----------
TELECOMMUNICATION SERVICES (2.3%)
PAETEC Holding Corp., 8.88%, 6/30/17, (Callable 6/30/13 @ 104.438) (b)                      600,000        646,500
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)                            66,000         71,280
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313) (b)                                767,000        781,018
                                                                                                       -----------
                                                                                                         1,498,798
                                                                                                       -----------
TELEPHONE-INTEGRATED (2.6%)
Frontier Communications Corp., 8.13%, 10/1/18 (c)                                           180,000        205,200
Frontier Communications Corp., 8.50%, 4/15/20 (b)                                           588,000        679,140
Windstream Corp., 8.13%, 8/1/13 (c)                                                         181,000        199,326
Windstream Corp., 8.63%, 8/1/16, (Callable 8/1/11 @ 104.313)                                626,000        665,125
                                                                                                       -----------
                                                                                                         1,748,791
                                                                                                       -----------
TRANSPORTATION-AIR FREIGHT (0.2%)
AMGH Merger Sub, Inc., 9.25%, 11/1/18, (Callable 11/1/14 @ 104.625) (b)                     136,000        140,760
                                                                                                       -----------
TRANSPORTATION-MARINE (1.2%)
Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.88%, 4/1/18,
   (Callable 4/1/14 @ 104.438) (b)                                                          506,000        526,240
Overseas Shipholding Group, Inc., 8.75%, 12/1/13                                            280,000        301,000
                                                                                                       -----------
                                                                                                           827,240
                                                                                                       -----------
VITAMINS & NUTRITION PRODUCTS (0.8%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)                                  500,000        531,250
                                                                                                       -----------
WEB HOSTING / DESIGN (1.2%)
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063)                                   764,000        809,840
                                                                                                       -----------
WIRE & CABLE PRODUCTS (0.3%)
Belden, Inc., 7.00%, 3/15/17, (Callable 3/15/12 @ 103.5)                                    210,000        213,150
General Cable Corp., 7.13%, 4/1/17, (Callable 4/1/12 @ 103.563) (c)                          18,000         18,450
                                                                                                       -----------
                                                                                                           231,600
                                                                                                       -----------
WIRELESS EQUIPMENT (1.3%)
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656)                                  784,000        852,600
                                                                                                       -----------
TOTAL CORPORATE BONDS                                                                                   55,405,613
                                                                                                       -----------
FOREIGN BONDS (6.9%)
DIVERSIFIED OPERATIONS (0.4%)
Stena AB, 7.00%, 12/1/16, (Callable 11/29/10 @ 103.5) (e)                                   250,000        249,375
                                                                                                       -----------
ELECTRIC-GENERATION (1.3%)
Intergen NV, 9.00%, 6/30/17, (Callable 6/30/12 @ 104.5) (b) (e)                             800,000        864,000
                                                                                                       -----------
METAL-ALUMINUM (0.9%)
Novelis, Inc., 7.25%, 2/15/15, (Callable 11/29/10 @ 103.625)                                600,000        618,750
                                                                                                       -----------
MULTIMEDIA (0.8%)
Quebecor Media, Inc., 7.75%, 3/15/16, (Callable 3/15/11 @ 103.875) (c)                      209,000        218,144
Quebecor Media, Inc., 7.75%, 3/15/16, (Callable 3/15/11 @ 103.875) (e)                      302,000        315,212
                                                                                                       -----------
                                                                                                           533,356
                                                                                                       -----------
OIL & GAS DRILLING (1.2%)
Gibson Energy ULC / GEP Midstream Finance Corp., 11.75%, 5/27/14, (Callable
    6/1/12 @ 105.875)                                                                       426,000        470,730

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Transocean, Inc., 6.00%, 3/15/18                                                            300,000        325,115
                                                                                                       -----------
                                                                                                           795,845
                                                                                                       -----------
PAPER & RELATED PRODUCTS (b) (0.9%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)                              349,000        372,994
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938)                                200,000        214,750
PE Paper Escrow GmbH, 12.00%, 8/1/14, (Callable 8/1/12 @ 106)                                24,000         27,836
                                                                                                       -----------
                                                                                                           615,580
                                                                                                       -----------
RENTAL AUTO / EQUIPMENT (0.3%)
Ashtead Holdings PLC, 8.63%, 8/1/15, (Callable 11/29/10 @ 104.313) (b) (e)                  151,000        158,173
                                                                                                       -----------
TELECOMMUNICATION SERVICES (1.1%)
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875) (b)              650,000        741,000
                                                                                                       -----------
TOTAL FOREIGN BONDS                                                                                      4,576,079
                                                                                                       -----------

                                                                                            SHARES
                                                                                          ---------
COMMON STOCKS (0.5%)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.5%)
US Concrete, Inc. *                                                                          43,692        363,954
                                                                                                       -----------
TOTAL COMMON STOCKS                                                                                        363,954
                                                                                                       -----------
INVESTMENT COMPANIES (13.9%)
State Street Navigator Securities Lending Portfolio (f)                                   9,287,858      9,287,858
                                                                                                       -----------
TOTAL INVESTMENT COMPANIES                                                                               9,287,858
                                                                                                       -----------
INVESTMENTS IN AFFILIATES (4.4%)
Fifth Third Institutional Money Market Fund (d)                                           2,898,916      2,898,916
                                                                                                       -----------
TOTAL INVESTMENTS IN AFFILIATES                                                                          2,898,916
                                                                                                       -----------
TOTAL INVESTMENTS (COST $69,491,264) - 108.8%                                                           72,532,420

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%                                                          (5,886,166)
                                                                                                       -----------
NET ASSETS - 100.0%                                                                                    $66,646,254
                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS
*     Non-income producing security.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)   All or part of this security was on loan.
(d)   Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for when issued securities.
(f) Represents investments of cash collateral received in connection with securities lending.
(g) PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.
(h)   When Issued.

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At October 31, 2010, High Yield Bond's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------------
Country
Austria                                                                      --^
Canada                                                                      3.9%
Cayman Islands                                                              0.5%
Great Britain                                                               0.2%
Luxembourg                                                                  1.8%
Netherlands                                                                 1.2%
Sweden                                                                      0.3%
United States                                                              92.1%
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

^ Amount is less than 0.05%.

                     See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT          VALUE
                                                                                        -----------   ------------
ASSET-BACKED SECURITIES (4.7%)
AUTOMOBILE ABS OTHER (0.2%)
Hyundai Auto Receivables Trust, Series 2006-B, Class C, 5.25%, 5/15/13 (e)              $   571,041   $    573,583
                                                                                                      ------------
AUTOMOBILE SEQUENTIAL (0.1%)
Prestige Auto Receivables Trust, Series 2006-1A, Class A2, 5.25%, 6/17/13 (b)               355,222        355,907
                                                                                                      ------------
HOME EQUITY OTHER (0.9%)
New Century Home Equity Loan Trust, Series 2005-A, Class A5W, 5.29%, 8/25/35 (l)          4,000,000      2,590,328
                                                                                                      ------------
HOME EQUITY SEQUENTIAL (0.2%)
Residential Funding Mortgage Securities II, Inc., Series 2006-HI3, Class A4, 6.31%,
    2/25/36 (g) (l)                                                                       1,500,000        463,488
                                                                                                      ------------
MANUFACTURED HOUSING ABS OTHER (0.8%)
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40                                  2,406,152      2,219,608
                                                                                                      ------------
MANUFACTURED HOUSING SEQUENTIAL (0.9%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)             2,567,949      2,800,703
                                                                                                      ------------
OTHER ABS (1.6%)
Aerco, Ltd., Series 2A, Class A3, 0.72%, 7/15/25 (a) (b) (e) (g)                          1,244,256        923,860
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2,
    0.61%, 1/25/35 (a)                                                                       51,824         47,186
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3,
    6.02%, 3/25/25 (l)                                                                      600,000        210,963
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF4, 6.01%, 5/25/36 (l)          1,645,000      1,182,670
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class M1, 5.78%,
    8/25/32 (a)                                                                              63,900         63,674
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7,
    4.97%, 9/25/33 (l)                                                                    2,181,661      2,233,836
                                                                                                      ------------
                                                                                                         4,662,189
                                                                                                      ------------
TOTAL ASSET-BACKED SECURITIES                                                                           13,665,806
                                                                                                      ------------
CORPORATE BONDS (21.0%)
AEROSPACE & DEFENSE (0.5%)
Boeing Co. (The), 3.75%, 11/20/16 (c)                                                     1,450,000      1,594,578
                                                                                                      ------------
BEVERAGES-NON-ALCOHOLIC (0.6%)
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15                                           1,500,000      1,666,204
                                                                                                      ------------
CABLE / SATELLITE TV (0.9%)
Comcast Corp., 5.70%, 7/1/19 (c)                                                          1,000,000      1,143,495
Time Warner Cable, Inc., 5.85%, 5/1/17                                                    1,250,000      1,426,025
                                                                                                      ------------
                                                                                                         2,569,520
                                                                                                      ------------
COATINGS / PAINT (0.4%)
RPM International, Inc., 6.25%, 12/15/13                                                  1,000,000      1,115,418
                                                                                                      ------------
COMMERCIAL BANKS NON-U.S. (0.5%)
Westpac Capital Trust IV, 5.26%, 3/31/16 (a) (b) (c) (g) (h)                              1,445,000      1,418,701
                                                                                                      ------------
COMMERCIAL BANKS-EASTERN U.S. (0.4%)
Manufacturers & Traders Trust Co., 1.79%, 4/1/13, (Callable 1/1/11 @ 100) (a)             1,075,000      1,058,973
                                                                                                      ------------
COMMERCIAL BANKS-SOUTHERN U.S. (0.9%)
BB&T Corp., 5.25%, 11/1/19                                                                1,500,000      1,611,084

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Wachovia Bank NA, 5.85%, 2/1/37 (e)                                                       1,000,000        992,572
                                                                                                      ------------
                                                                                                         2,603,656
                                                                                                      ------------
COMPUTER SERVICES (0.5%)
International Business Machines Corp., 5.88%, 11/29/32                                    1,250,000      1,433,489
                                                                                                      ------------
CONSUMER PRODUCTS-MISCELLANEOUS (0.4%)
Clorox Co., 3.55%, 11/1/15                                                                1,215,000      1,311,123
                                                                                                      ------------
DIVERSIFIED BANKS (2.9%)
Bank of America Corp., 5.63%, 10/14/16                                                    2,665,000      2,855,638
Citigroup, Inc., 6.13%, 11/21/17                                                          2,000,000      2,226,072
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33 (c)                                       1,100,000      1,193,525
JPMorgan Chase & Co., 6.00%, 1/15/18                                                      1,265,000      1,443,981
Morgan Stanley, 5.75%, 10/18/16                                                             780,000        852,056
                                                                                                      ------------
                                                                                                         8,571,272
                                                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
General Electric Capital Corp., 4.80%, 5/1/13                                             2,725,000      2,948,360
                                                                                                      ------------
ELECTRIC-INTEGRATED (2.7%)
Alabama Power Capital Trust V, 3.39%, 10/1/42, (Callable 1/1/11 @ 100) (a)                  874,000        874,000
Duke Energy Indiana, Inc., 3.75%, 7/15/20                                                 1,775,000      1,831,239
Florida Power & Light Co., 5.96%, 4/1/39                                                    870,000        989,146
Southern Power Co., Series B, 6.25%, 7/15/12 (c)                                          2,260,000      2,457,935
Virginia Electric and Power Co., 6.35%, 11/30/37 (c)                                      1,450,000      1,703,221
                                                                                                      ------------
                                                                                                         7,855,541
                                                                                                      ------------
ENTERPRISE SOFTWARE / SERVICES (0.4%)
CA, Inc., 5.38%, 12/1/19                                                                  1,000,000      1,083,182
                                                                                                      ------------
FINANCE-INVESTMENT BANKER / BROKER (0.3%)
JPMorgan Chase Capital XXI, Series U, 1.24%, 1/15/87, (Callable 2/2/12 @ 100) (a)         1,000,000        750,763
                                                                                                      ------------
FOOD-MISCELLANEOUS / DIVERSIFIED (0.5%)
General Mills, Inc., 5.65%, 2/15/19                                                       1,250,000      1,459,345
                                                                                                      ------------
FOOD-RETAIL (0.4%)
Kroger Co. (The), 7.50%, 1/15/14                                                          1,000,000      1,183,988
                                                                                                      ------------
LIFE / HEALTH INSURANCE (0.4%)
Prudential Financial, Inc., 3.88%, 1/14/15 (c)                                            1,250,000      1,319,444
                                                                                                      ------------
METALS & MINING (0.2%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20                                                 500,000        499,375
                                                                                                      ------------
MULTI-LINE INSURANCE (0.4%)
MetLife, Inc., 6.75%, 6/1/16 (c)                                                          1,000,000      1,198,416
                                                                                                      ------------
MULTIMEDIA (0.7%)
Walt Disney Co. (The), 4.70%, 12/1/12 (c)                                                 1,800,000      1,948,815
                                                                                                      ------------
NETWORKING PRODUCTS (0.4%)
Cisco Systems, Inc., 4.95%, 2/15/19 (c)                                                   1,000,000      1,137,322
                                                                                                      ------------
PIPELINES (0.7%)
Kinder Morgan Energy Partners L.P., 5.63%, 2/15/15 (c)                                    1,250,000      1,409,311
TransCanada PipeLines, Ltd., 5.85%, 3/15/36                                                 500,000        536,844
                                                                                                      ------------
                                                                                                         1,946,155
                                                                                                      ------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

REINSURANCE (0.9%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15                                                  2,580,000      2,742,512
                                                                                                      ------------
RETAIL-DISCOUNT (0.5%)
Target Corp., 5.38%, 5/1/17                                                               1,150,000      1,342,801
                                                                                                      ------------
RETAIL-DRUG STORE (0.5%)
CVS Caremark Corp., 5.75%, 6/1/17                                                         1,275,000      1,470,812
                                                                                                      ------------
RETAIL-RESTAURANTS (0.4%)
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100) (c)                            1,275,000      1,275,367
                                                                                                      ------------
TELEPHONE-INTEGRATED (1.4%)
AT&T, Inc., 6.30%, 1/15/38                                                                1,450,000      1,595,722
Verizon Communications, Inc., 4.90%, 9/15/15 (c)                                          2,175,000      2,486,473
                                                                                                      ------------
                                                                                                         4,082,195
                                                                                                      ------------
TRANSPORTATION-RAIL (0.9%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17                                           1,000,000      1,153,612
Union Pacific Corp., 5.45%, 1/31/13                                                       1,380,000      1,507,857
                                                                                                      ------------
                                                                                                         2,661,469
                                                                                                      ------------
U.S. GOVERNMENT AGENCIES (0.3%)
SunTrust Bank, 3.00%, 11/16/11 (k)                                                        1,000,000      1,027,463
                                                                                                      ------------
TOTAL CORPORATE BONDS                                                                                   61,276,259
                                                                                                      ------------
FOREIGN BONDS (5.5%)
COMMERCIAL BANKS-EASTERN U.S. (0.8%)
Credit Suisse, 5.30%, 8/13/19                                                             2,000,000      2,219,626
                                                                                                      ------------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
Gazprom International SA, 7.20%, 2/1/20 (b)                                               1,747,805      1,874,521
                                                                                                      ------------
OIL COMPANY-INTEGRATED (1.6%)
Husky Energy, Inc., 5.90%, 6/15/14                                                        1,360,000      1,521,306
Shell International Finance BV, 4.38%, 3/25/20 (c)                                        2,850,000      3,135,818
                                                                                                      ------------
                                                                                                         4,657,124
                                                                                                      ------------
SOVEREIGN (2.5%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14                                   BRL  8,340,000      4,662,895
New Zealand Government Bond, 6.00%, 12/15/17                                         NZD  3,150,000      2,543,758
                                                                                                      ------------
                                                                                                         7,206,653
                                                                                                      ------------
TOTAL FOREIGN BONDS                                                                                     15,957,924
                                                                                                      ------------
MORTGAGE-BACKED SECURITIES (15.6%)
AGENCY COLLATERAL OTHER (1.3%)
Restructured Assets Certificates, Series 2006-9, Class P, 12.07%, 12/31/49 (b) (g) (m) $  5,250,000      3,813,600
                                                                                                       ------------
CMBS OTHER (5.0%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%,
    1/12/41 (a)                                                                           2,000,000      2,170,002
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
    5.22%, 7/15/44 (a)                                                                    2,960,000      3,262,705
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%,
    1/11/35                                                                               1,000,000      1,054,105
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A5, 4.88%,
    6/10/36                                                                               5,125,000      5,200,806
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38 (e)            1,008,995      1,017,266

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class
    A4, 5.20%, 12/15/44 (a)                                                                 500,000        551,138
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30                  149,261        149,543
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.04%, 3/15/30 (a)               1,000,000      1,117,877
                                                                                                      ------------
                                                                                                        14,523,442
                                                                                                      ------------
CMBS SUBORDINATED (a) (3.4%)
GS Mortgage Securities Corp. II, Series 2004-C1, Class B, 4.46%, 10/10/28                 2,740,000      2,739,579
GS Mortgage Securities Corp. II, Series 2004-C1, Class C, 4.52%, 10/10/28                 4,093,000      4,107,903
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (b)                   1,675,000      1,611,518
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class C, 5.05%,
    3/18/36                                                                               1,417,000      1,441,126
                                                                                                      ------------
                                                                                                         9,900,126
                                                                                                      ------------
WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.98%, 8/25/29 (a)                       307,121         81,245
                                                                                                      ------------
WL COLLATERAL CMO OTHER (2.8%)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-4, Class A2, 5.05%,
    9/25/35 (a)                                                                              94,366         94,244
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.71%, 12/25/34 (a) (e)                 1,034,445        661,426
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37 (a) (e)                   362,893        239,308
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)                     451,774        431,939
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.82%, 4/25/35 (a)                   2,474,907      2,351,008
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.86%, 4/25/35 (a)                  1,700,007      1,629,113
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.91%, 6/25/35 (a)                  1,341,471      1,184,833
Residential Accredit Loans, Inc., Series 2004-QA1, Class A1, 0.53%, 3/25/34 (a) (e)         805,390        554,554
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34 (l)        951,529        928,243
                                                                                                      ------------
                                                                                                         8,074,668
                                                                                                      ------------
WL COLLATERAL CMO SEQUENTIAL (1.5%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20           1,955,872      1,989,003
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34               224,504        219,387
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%,
    10/25/19                                                                                825,925        849,303
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 1A2, 5.50%, 12/25/35              1,352,526      1,123,728
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.72%, 6/25/36 (a)                     361,160        323,819
                                                                                                      ------------
                                                                                                         4,505,240
                                                                                                      ------------
WL COLLATERAL PAC (0.2%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34              418,454        419,192
                                                                                                      ------------
WL COLLATERAL SUPPORT (1.4%)
Chaseflex Trust, Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                              4,824,805      2,937,694
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A18, 6.00%, 3/25/36              2,788,956      1,273,180
                                                                                                      ------------
                                                                                                         4,210,874
                                                                                                      ------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                        45,528,387
                                                                                                      ------------
MUNICIPAL BONDS (1.7%)
DELAWARE (0.4%)
State of Delaware, Build America Bonds, Series 21C, GO, 3.25%, 7/1/20                     1,275,000      1,267,401
                                                                                                      ------------
MISSISSIPPI (0.2%)
State of Mississippi, Series 21D, GO, 2.10%, 11/1/15 (j)                                    500,000        499,145
                                                                                                      ------------
TEXAS (0.2%)
Board of Regents of the University of Texas System, Build America Bonds, Series C,
   4.79%, 8/15/46                                                                           745,000        714,552
                                                                                                      ------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

UTAH (0.5%)
State of Utah, Build America Bonds, Series B, GO, 3.29%, 7/1/20                           1,375,000      1,374,601
                                                                                                      ------------
VIRGINIA (0.4%)
Virginia College Building Authority, 21st Century College and Equipment Programs,
    Series B, 2.70%, 2/1/17                                                               1,275,000      1,278,073
                                                                                                      ------------
TOTAL MUNICIPAL BONDS                                                                                    5,133,772
                                                                                                      ------------
U.S. GOVERNMENT AGENCIES (40.1%)
FANNIE MAE (23.6%)
0.51%, 8/25/44 (a)                                                                          567,605        562,729
0.56%, 4/25/36 (a) (e)                                                                    2,309,716      2,308,764
3.75%, 8/25/18                                                                            2,634,170      2,768,033
4.00%, 8/1/40                                                                             1,081,923      1,116,482
4.50%, 4/1/20                                                                             2,749,925      2,942,123
5.00%, 6/1/23                                                                             1,839,915      1,961,869
5.00%, 5/1/25                                                                             1,039,135      1,113,207
5.00%, 1/1/34 (e)                                                                         6,691,906      7,175,277
5.00%, 6/1/40                                                                               823,053        875,302
5.08%, 8/1/34 (a)                                                                            48,855         51,111
5.50%, 12/25/20                                                                           1,164,837      1,216,415
5.50%, 2/1/25                                                                               657,053        712,442
5.50%, 3/1/33 (e)                                                                         4,514,736      4,894,660
5.50%, 5/25/34                                                                            3,150,000      3,347,859
5.50%, 3/1/35                                                                               806,992        873,388
5.50%, 6/1/35                                                                               370,886        401,402
5.50%, 11/1/35                                                                              672,244        734,277
5.50%, 11/1/36                                                                              982,726      1,079,243
5.50%, 1/1/37 (e)                                                                         1,859,526      2,031,117
5.50%, 1/1/37                                                                               812,417        887,384
5.50%, 4/25/37                                                                            3,432,778      3,741,096
5.50%, 5/1/37                                                                             2,469,313      2,684,827
5.50%, 8/1/37                                                                             2,129,143      2,338,256
6.00%, 5/1/17                                                                                81,373         88,549
6.00%, 5/1/18                                                                               279,292        303,923
6.00%, 2/1/22                                                                             1,740,697      1,895,514
6.00%, 1/1/33                                                                               227,316        252,589
6.00%, 8/25/33 (a)                                                                        1,385,976      1,378,176
6.00%, 7/1/35                                                                             2,207,669      2,420,009
6.00%, 9/1/35                                                                             1,021,540      1,119,795
6.00%, 1/1/36 (e)                                                                         2,068,167      2,269,836
6.00%, 12/1/36                                                                              621,538        680,543
6.00%, 1/1/37                                                                             1,983,767      2,160,933
6.00%, 1/1/38                                                                               425,892        463,129
6.00%, 7/1/38                                                                             5,375,370      5,840,316
6.00%, 7/1/39                                                                               938,558      1,041,736
6.50%, 7/1/16                                                                               261,946        287,483
6.50%, 6/1/17                                                                                72,128         79,385
6.50%, 8/1/28                                                                                85,381         96,715
6.50%, 6/1/29                                                                                64,607         73,102
6.50%, 4/1/32                                                                               222,309        250,986
6.50%, 6/1/32                                                                               320,167        361,467
6.50%, 7/1/32                                                                               500,099        564,954
6.50%, 3/1/33                                                                               102,188        115,306
6.50%, 8/1/36                                                                               211,335        230,869
7.00%, 6/1/32                                                                               163,847        190,232
7.00%, 8/1/32                                                                               250,189        286,586
7.00%, 9/1/36                                                                               588,538        662,867

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

7.50%, 6/1/28                                                                                 87,756       100,537
                                                                                                      ------------
                                                                                                        69,032,800
                                                                                                      ------------
FREDDIE MAC (13.7%)
0.66%, 7/15/36 (a) (e)                                                                       647,025       648,834
4.00%, 5/1/19                                                                              1,986,545     2,100,589
4.50%, 6/1/34                                                                                700,877       739,910
4.50%, 9/1/34                                                                                642,475       678,256
4.50%, 8/1/40                                                                              1,880,806     1,971,446
5.00%, 12/1/18                                                                               721,192       774,866
5.00%, 10/1/21                                                                               900,220       961,310
5.00%, 2/15/25                                                                             3,245,000     3,621,245
5.00%, 8/1/33                                                                                254,390       271,931
5.00%, 5/1/34                                                                                125,696       134,363
5.00%, 7/1/35                                                                                278,017       296,752
5.00%, 8/1/35                                                                                695,940       744,482
5.00%, 11/1/35                                                                             2,794,469     2,987,878
5.00%, 4/1/36                                                                                274,922       293,449
5.00%, 7/1/36                                                                              1,112,919     1,184,787
5.00%, 11/1/39                                                                             2,111,215     2,260,084
5.21%, 3/1/37 (a)                                                                            295,042       315,188
5.59%, 4/1/37 (a)                                                                          1,490,782     1,582,264
5.80%, 10/1/36 (a)                                                                         1,020,473     1,090,304
5.85%, 3/1/37 (a) (e)                                                                      3,107,828     3,330,787
6.00%, 12/15/21                                                                            1,089,515     1,123,464
6.00%, 9/1/33                                                                                179,614       198,714
6.00%, 2/1/38                                                                              3,698,466     4,096,381
6.00%, 5/1/38                                                                                726,421       793,679
6.01%, 1/1/37 (a)                                                                          3,212,713     3,460,537
6.08%, 2/1/37 (a)                                                                          2,706,144     2,913,087
6.50%, 1/1/29                                                                                735,745       831,803
6.50%, 7/1/32                                                                                105,944       119,445
6.50%, 9/1/32                                                                                 48,431        54,572
6.94%, 7/15/32, IO (a) (g)                                                                 3,698,172       182,854
7.00%, 6/1/26                                                                                332,613       371,795
7.00%, 1/1/32                                                                                 61,445        69,752
                                                                                                      ------------
                                                                                                        40,204,808
                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (a) (g) (2.2%)
0.39%, 3/16/46, IO                                                                        11,767,096       259,377
0.47%, 4/16/46, IO                                                                        55,167,667     1,326,816
0.61%, 6/16/49, IO                                                                        50,563,660     2,169,287
0.73%, 6/17/45, IO                                                                         9,745,232       286,975
0.82%, 2/16/48, IO                                                                        49,601,982     1,722,870
0.98%, 2/16/48, IO                                                                        14,433,434       621,709
                                                                                                      ------------
                                                                                                         6,387,034
                                                                                                      ------------
SMALL BUSINESS ADMINISTRATION (0.6%)
4.94%, 8/10/15 (e)                                                                         1,647,617     1,759,618
                                                                                                      ------------
                                                                                                       117,384,260
TOTAL U.S. GOVERNMENT AGENCIES                                                                        ------------

U.S. TREASURY OBLIGATIONS (6.2%)
U.S. TREASURY NOTES (4.9%)
1.25%, 7/15/20 (c) (f)                                                                     3,833,792     4,116,833
2.38%, 7/31/17 (c)                                                                         2,000,000     2,068,750
4.50%, 11/15/15                                                                            6,900,000     8,039,038
                                                                                                      ------------
                                                                                                        14,224,621
                                                                                                      ------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. TREASURY STRIPS (1.3%)
8.21%, 11/15/27 ** (e)                                                                    7,400,000      3,855,023
                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                         18,079,644
                                                                                                      ------------

                                                                                           SHARES
                                                                                         ----------
INVESTMENT COMPANIES (6.7%)
State Street Navigator Securities Lending Portfolio (i)                                  19,607,936     19,607,936
                                                                                                      ------------
TOTAL INVESTMENT COMPANIES                                                                              19,607,936
                                                                                                      ------------
PREFERRED STOCKS (2.4%)
FOOD-MISCELLANEOUS / DIVERSIFIED (0.7%)
HJ Heinz Finance Co., 8.00%                                                                      20      2,185,000
                                                                                                      ------------
OFFICE AUTOMATION & EQUIPMENT (0.4%)
Pitney Bowes International Holdings, Inc., Series F, 6.13%                                    1,250      1,198,828
                                                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Public Storage, Series P, 6.50%                                                              60,000      1,498,800
                                                                                                      ------------
SUPER-REGIONAL BANKS-U.S. (0.7%)
Wells Fargo Capital XII, 7.88% (c)                                                           80,000      2,106,400
                                                                                                      ------------
THRIFTS & MORTGAGE FINANCE (0.1%)
Fannie Mae, 8.25%                                                                           160,000         88,000
Freddie Mac, 8.38%                                                                          161,000         85,330
                                                                                                      ------------
                                                                                                           173,330
                                                                                                      ------------
TOTAL PREFERRED STOCKS                                                                                   7,162,358
                                                                                                      ------------
INVESTMENTS IN AFFILIATES (2.2%)
Fifth Third Institutional Money Market Fund (d)                                           6,463,812      6,463,812
                                                                                                      ------------
TOTAL INVESTMENTS IN AFFILIATES                                                                          6,463,812
                                                                                                      ------------
TOTAL INVESTMENTS (COST $315,229,112) - 106.1%                                                         310,260,158

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%                                                         (17,930,539)
                                                                                                      ------------
NET ASSETS - 100.0%                                                                                   $292,329,619
                                                                                                      ============

NOTES TO SCHEDULE OF INVESTMENTS
**      Rate represents the effective yield at purchase.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)     All or part of this security was on loan.
(d)     Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for futures contracts and when issued securities.
(f) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)     Illiquid Securities.
(h) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(i) Represents investments of cash collateral received in connection with securities lending.
(j)     When Issued.
(k)     FDIC guaranteed through Treasury Liquidity Guarantee Program.
(l) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(m) The Fund's security was fair valued at October 31, 2010 using procedures approved by the Board of Trustees.

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
IO - Interest Only
NZD - New Zealand Dollar
PAC - Planned Amortization Class
WL - Whole Loan

                     See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT            VALUE
                                                                                          --------------   -------------
ASSET-BACKED SECURITIES (6.3%)
AUTOMOBILE SEQUENTIAL (3.2%)
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%,
    1/15/16                                                                               $    2,467,162   $   2,511,027
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13                           800,000         811,971
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13                    1,030,000       1,044,349
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16                        3,000,000       3,160,383
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14                  1,408,000       1,425,664
Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11                                 380,127         380,508
                                                                                                           -------------
                                                                                                               9,333,902
                                                                                                           -------------
CREDIT CARD BULLET (2.6%)
Chase Issuance Trust, Series 2008-A11, 5.40%, 7/15/15                                          2,710,000       3,040,592
Discover Card Master Trust, Series 2010-A1, Class A1, 0.91%, 9/15/15 (a)                       2,100,000       2,111,566
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A, 2.54%, 9/15/14               2,300,000       2,334,884
                                                                                                           -------------
                                                                                                               7,487,042
                                                                                                           -------------
HOME EQUITY SEQUENTIAL (0.3%)
GMAC Mortgage Corp. Loan Trust, Series 2006-HE2, Class A2, 6.18%, 5/25/36 (a)                    871,831         841,556
                                                                                                           -------------
OTHER ABS (0.2%)
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (f)                          519,011         521,540
                                                                                                           -------------
TOTAL ASSET-BACKED SECURITIES                                                                                 18,184,040
                                                                                                           -------------
CORPORATE BONDS (25.2%)
BREWERY (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13                                           1,500,000       1,544,204
                                                                                                           -------------
CABLE / SATELLITE TV (0.4%)
Comcast Cable Communications LLC, 6.75%, 1/30/11                                               1,000,000       1,014,895
                                                                                                           -------------
CELLULAR TELECOM (0.4%)
New Cingular Wireless Services, Inc., 7.88%, 3/1/11                                            1,250,000       1,280,679
                                                                                                           -------------
COATINGS / PAINT (0.4%)
RPM International, Inc., 6.25%, 12/15/13                                                       1,000,000       1,115,418
                                                                                                           -------------
COMMERCIAL BANKS-CENTRAL U.S. (0.5%)
US Bank NA, 6.38%, 8/1/11                                                                      1,275,000       1,330,544
                                                                                                           -------------
COMMERCIAL BANKS-SOUTHERN U.S. (0.5%)
BB&T Corp., 3.85%, 7/27/12                                                                     1,500,000       1,573,967
                                                                                                           -------------
COMPUTER SERVICES (0.8%)
International Business Machines Corp., 1.00%, 8/5/13                                           2,300,000       2,313,535
                                                                                                           -------------
COSMETICS & TOILETRIES (0.9%)
Procter & Gamble Co. (The), 1.38%, 8/1/12 (c)                                                  2,700,000       2,739,012
                                                                                                           -------------
DIVERSIFIED BANKS (1.9%)
Bank of America Corp., 6.25%, 4/15/12                                                          1,150,000       1,223,529
Citigroup, Inc., 6.00%, 2/21/12                                                                1,000,000       1,058,421
Goldman Sachs Group, Inc. (The), 6.60%, 1/15/12                                                1,500,000       1,596,171
Morgan Stanley, 6.75%, 4/15/11 (c)                                                             1,500,000       1,540,860
                                                                                                           -------------
                                                                                                               5,418,981
                                                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (0.9%)
General Electric Capital Corp., 4.80%, 5/1/13                                                  2,500,000       2,704,917
                                                                                                           -------------

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

E-COMMERCE / SERVICES (0.3%)
eBay, Inc., 0.88%, 10/15/13                                          1,000,000       1,001,638
                                                                                 -------------
ELECTRIC-INTEGRATED (2.2%)
Duke Energy Ohio, Inc., 2.10%, 6/15/13                               2,000,000       2,059,136
FPL Group Capital, Inc., 5.35%, 6/15/13                              1,515,000       1,661,919
Georgia Power Co., 1.30%, 9/15/13                                    1,600,000       1,617,931
PSEG Power LLC, 2.50%, 4/15/13                                       1,000,000       1,032,444
                                                                                 -------------
                                                                                     6,371,430
                                                                                 -------------
FIDUCIARY BANKS (1.2%)
Bank of New York Mellon Corp. (The), 5.13%, 8/27/13                  3,000,000       3,341,118
                                                                                 -------------
FINANCE-AUTO LOANS (0.6%)
Toyota Motor Credit Corp., 1.38%, 8/12/13                            1,800,000       1,826,545
                                                                                 -------------
FINANCE-CREDIT CARD (0.4%)
American Express Credit Corp., 5.00%, 12/2/10                        1,100,000       1,103,651
                                                                                 -------------
FINANCE-INVESTMENT BANKER / BROKER (1.3%)
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12 (c)                       2,000,000       2,111,770
Credit Suisse USA, Inc., 6.13%, 11/15/11                             1,500,000       1,583,227
                                                                                 -------------
                                                                                     3,694,997
                                                                                 -------------
FOOD-RETAIL (0.5%)
Kroger Co. (The), 6.20%, 6/15/12                                     1,250,000       1,354,215
                                                                                 -------------
LIFE / HEALTH INSURANCE (0.4%)
Prudential Financial, Inc., 2.75%, 1/14/13                           1,100,000       1,127,322
                                                                                 -------------
MEDICAL-DRUGS (0.8%)
Novartis Capital Corp., 1.90%, 4/24/13                               2,300,000       2,367,431
                                                                                 -------------
NETWORKING PRODUCTS (0.9%)
Cisco Systems, Inc., 5.25%, 2/22/11                                  2,500,000       2,536,787
                                                                                 -------------
OIL COMPANY-INTEGRATED (0.4%)
Chevron Corp., 3.45%, 3/3/12                                         1,250,000       1,295,149
                                                                                 -------------
REINSURANCE (1.0%)
Berkshire Hathaway, Inc., 0.83%, 2/11/13 (a)                         3,000,000       3,014,880
                                                                                 -------------
RETAIL-BUILDING PRODUCTS (0.6%)
Home Depot, Inc., 5.20%, 3/1/11                                      1,625,000       1,650,010
                                                                                 -------------
RETAIL-DISCOUNT (1.1%)
Wal-Mart Stores, Inc., 4.25%, 4/15/13                                3,000,000       3,258,420
                                                                                 -------------
S&L / THRIFTS-SOUTHERN U.S. (1.1%)
US Central Federal Credit Union, 1.90%, 10/19/12                     3,000,000       3,079,104
                                                                                 -------------
SUPER-REGIONAL BANKS-U.S. (2.0%)
SunTrust Banks, Inc., 5.25%, 11/5/12                                 1,250,000       1,321,164
US Bancorp, 2.00%, 6/14/13                                           1,250,000       1,286,826
Wells Fargo & Co., 5.30%, 8/26/11                                    3,000,000       3,116,178
                                                                                 -------------
                                                                                     5,724,168
                                                                                 -------------
TRANSPORTATION-RAIL (0.4%)
Union Pacific Corp., 5.45%, 1/31/13                                  1,000,000       1,092,650
                                                                                 -------------
U.S. GOVERNMENT AGENCIES (h) (2.8%)
Ally Financial, Inc., 2.20%, 12/19/12                                2,000,000       2,071,952

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

American Express Bank FSB, Series G, 3.15%, 12/9/11                                              2,000,000       2,061,634
Citigroup Funding, Inc., 1.88%, 10/22/12 (c)                                                     2,350,000       2,413,831
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12 (c)                                              1,500,000       1,569,114
                                                                                                             -------------
                                                                                                                 8,116,531
                                                                                                             -------------
TOTAL CORPORATE BONDS                                                                                           72,992,198
                                                                                                             -------------
FOREIGN BONDS (5.6%)
COMMERCIAL BANKS NON-U.S. (2.9%)
Bank of Montreal, 2.13%, 6/28/13                                                                 2,775,000       2,868,862
Bank of Nova Scotia, 2.25%, 1/22/13                                                              3,200,000       3,299,491
Barclays Bank PLC, 5.45%, 9/12/12                                                                2,000,000       2,167,424
                                                                                                             -------------
                                                                                                                 8,335,777
                                                                                                             -------------
MONEY CENTER BANKS (0.5%)
Deutsche Bank AG, 2.38%, 1/11/13                                                                 1,500,000       1,540,850
                                                                                                             -------------
OIL COMPANY-INTEGRATED (0.9%)
Shell International Finance BV, 1.30%, 9/22/11 (c)                                               2,650,000       2,674,730
                                                                                                             -------------
REGIONAL AUTHORITY (0.9%)
Province of Ontario Canada, Series 1, 1.88%, 11/19/12                                            2,500,000       2,562,197
                                                                                                             -------------
SOVEREIGN (0.4%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14                                         BRL  2,100,000       1,174,110
                                                                                                             -------------
TOTAL FOREIGN BONDS                                                                                             16,287,664
                                                                                                             -------------
MORTGAGE-BACKED SECURITIES (12.6%)
CMBS Other (5.5%)
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43           $   2,500,000       2,594,036
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%,
    7/10/42 (e)                                                                                    179,157         179,065
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4,
    4.80%, 3/15/36                                                                               2,025,000       2,165,124
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C3, Class A3,
    4.30%, 7/15/36 (e)                                                                             287,805         287,580
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 6/10/48                   1,341,452       1,357,627
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%,
    8/10/42 (e)                                                                                  1,701,401       1,724,153
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 8/10/38                         514,793         519,013
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
    5.86%, 10/12/35                                                                              1,905,589       1,965,226
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30                         796,057         797,561
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.74%, 12/15/35                 1,674,727       1,755,302
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%,
    11/15/34                                                                                     2,490,000       2,631,339
                                                                                                             -------------
                                                                                                                15,976,026
                                                                                                             -------------
WL COLLATERAL CMO OTHER (5.7%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 4.52%,
    4/25/34 (a)                                                                                  1,480,787       1,466,267
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.25%,
    1/25/34 (i)                                                                                    823,620         790,612
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class
    4A1, 3.04%, 4/20/35 (a)                                                                      1,216,157         994,802
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 2.49%, 6/19/34 (a) (e)                 5,127,524       4,541,340
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.71%, 12/25/34 (a)                              833,763         533,109
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37 (a)                            1,265,836         837,579

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (i)              730,781         723,581
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A3, 4.90%, 2/25/35 (a)                     905,569         921,735
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.31%, 4/25/35 (a)                   1,096,164       1,107,875
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.91%, 6/25/35 (a) (e)              2,149,708       1,898,695
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.46%, 12/25/32 (a)        56,189          58,414
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.79%,
    10/25/35 (a)                                                                          1,185,831       1,137,557
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.66%,
    2/25/37 (a) (e)                                                                       2,182,229       1,369,759
                                                                                                      -------------
                                                                                                         16,381,325
                                                                                                      -------------
WL COLLATERAL CMO SEQUENTIAL (1.3%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 5.05%, 12/25/35 (a)                792,148         755,550
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (e) (i)       1,480,116       1,396,603
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.72%, 6/25/36 (a)                   1,137,652       1,020,030
RAAC Series, Series 2005-SP1, Class 2A2, 5.25%, 9/25/34                                     660,426         676,547
                                                                                                      -------------
                                                                                                          3,848,730
                                                                                                      -------------
WL COLLATERAL PAC (0.1%)
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34             238,422          238,842
                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                         36,444,923
                                                                                                      -------------
MUNICIPAL BONDS (0.9%)
ILLINOIS (0.9%)
City of Chicago, GO, 1.63%, 4/1/12, (Callable 9/1/11 @ 100)                               2,400,000       2,404,416
                                                                                                      -------------
OHIO (0.0%)
State of Ohio, Economic Enterprise, Series 3, 4.05%, 3/1/11                                  65,000          65,586
                                                                                                      -------------
TOTAL MUNICIPAL BONDS                                                                                     2,470,002
                                                                                                      -------------
U.S. GOVERNMENT AGENCIES (41.1%)
FANNIE MAE (5.3%)
1.25%, 6/22/12 (c)                                                                        4,000,000       4,057,308
1.75%, 5/7/13 (c)                                                                         4,000,000       4,122,460
1.80%, 2/8/13                                                                             3,225,000       3,257,602
2.64%, 4/1/33 (a)                                                                           728,386         760,312
2.93%, 4/1/35 (a)                                                                           726,575         758,299
4.65%, 12/25/12                                                                           1,495,946       1,581,495
5.27%, 9/1/34 (a)                                                                           865,204         908,048
                                                                                                      -------------
                                                                                                         15,445,524
                                                                                                      -------------
FEDERAL FARM CREDIT BANK (6.5%)
1.38%, 6/25/13 (c)                                                                        4,000,000       4,091,160
1.75%, 2/21/13                                                                            3,000,000       3,078,015
1.88%, 12/7/12 (c)                                                                        6,350,000       6,537,808
2.13%, 6/18/12                                                                            3,000,000       3,085,047
2.25%, 4/24/12                                                                            2,000,000       2,054,920
                                                                                                      -------------
                                                                                                         18,846,950
                                                                                                      -------------
FEDERAL HOME LOAN BANK (15.7%)
1.13%, 5/18/12                                                                            3,000,000       3,035,550
1.40%, 7/12/13                                                                            3,000,000       3,028,386
1.63%, 3/20/13 (c)                                                                        3,000,000       3,080,250
1.63%, 6/14/13 (c)                                                                        5,000,000       5,140,890
1.75%, 12/14/12                                                                           2,500,000       2,566,437
1.75%, 3/8/13 (c)                                                                         5,000,000       5,135,470
1.88%, 11/19/12                                                                           3,000,000       3,002,448

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

2.05%, 8/10/12                                                          2,500,000       2,530,663
3.13%, 12/13/13                                                         3,750,000       4,027,496
3.63%, 10/18/13 (c)                                                     4,000,000       4,361,688
4.88%, 11/18/11                                                         3,000,000       3,142,533
4.88%, 11/27/13                                                         2,500,000       2,823,040
5.25%, 9/13/13                                                          3,000,000       3,393,120
                                                                                    -------------
                                                                                       45,267,971
                                                                                    -------------
FREDDIE MAC (10.1%)
1.15%, 10/7/13                                                          3,000,000       3,015,696
1.63%, 4/15/13 (c)                                                      3,500,000       3,592,512
1.70%, 12/17/12 (c)                                                     3,000,000       3,004,674
2.00%, 4/27/12                                                          3,000,000       3,022,536
2.13%, 3/23/12                                                          3,000,000       3,073,671
2.13%, 9/21/12 (c)                                                      4,000,000       4,129,272
2.72%, 7/1/35 (a) (e)                                                   1,404,792       1,466,659
2.82%, 3/1/34 (a)                                                         992,316       1,044,209
4.13%, 12/21/12 (c)                                                     2,650,000       2,854,808
4.25%, 12/15/19                                                         1,805,865       1,917,346
4.50%, 7/15/28 (e)                                                        733,275         737,477
5.59%, 4/1/37 (a)                                                       1,337,619       1,419,703
                                                                                    -------------
                                                                                       29,278,563
                                                                                    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.5%)
2.87%, 2/16/20 (e)                                                      1,391,485       1,404,023
3.72%, 12/16/26 (e)                                                     2,237,988       2,271,387
3.95%, 11/16/30 (e)                                                     2,691,444       2,799,218
4.00%, 5/16/27                                                          1,468,138       1,528,110
4.09%, 8/16/30                                                          1,972,119       2,042,163
                                                                                    -------------
                                                                                       10,044,901
                                                                                    -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                        118,883,909
                                                                                    -------------
U.S. TREASURY OBLIGATIONS (c) (6.4%)
U.S. TREASURY NOTES (6.4%)
1.38%, 2/15/13                                                          6,000,000       6,132,654
1.38%, 3/15/13                                                          6,000,000       6,135,960
1.50%, 7/15/12                                                          6,000,000       6,124,218
                                                                                    -------------
                                                                                       18,392,832
                                                                                    -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        18,392,832
                                                                                    -------------

                                                                         SHARES
                                                                       ----------
INVESTMENT COMPANIES (16.4%)
State Street Navigator Securities Lending Portfolio (g)                47,442,418      47,442,418
                                                                                    -------------
TOTAL INVESTMENT COMPANIES                                                             47,442,418
                                                                                    -------------
INVESTMENTS IN AFFILIATES (2.0%)
Fifth Third Institutional Money Market Fund (d)                         5,807,654       5,807,654
                                                                                    -------------
TOTAL INVESTMENTS IN AFFILIATES                                                         5,807,654
                                                                                    -------------
TOTAL INVESTMENTS (COST $334,823,401) - 116.5%                                        336,905,640

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%                                       (47,765,991)
                                                                                   --------------
NET ASSETS - 100.0%                                                                $  289,139,649
                                                                                   ==============

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)  All or part of this security was on loan.
(d)  Investment is in Institutional Shares of underlying fund.
(e) All or part of this security has been designated as collateral for futures contracts.
(f)  Illiquid Securities.
(g) Represents investments of cash collateral received in connection with securities lending.
(h)  FDIC guaranteed through Treasury Liquidity Guarantee Program.
(i) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
PAC - Planned Amortization Class
WL - Whole Loan

                      See notes to schedule of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                            ------------     ------------
CORPORATE BONDS (10.4%)
COMPUTER SERVICES (1.5%)
International Business Machines Corp., 0.87%, 7/28/11, (Next Reset: 1/28/2011) (a)          $ 10,000,000     $ 10,046,978
International Business Machines Corp., 0.48%, 11/4/11, (Next Reset: 11/4/2010) (a)             4,260,000        4,262,313
                                                                                                             ------------
                                                                                                               14,309,291
                                                                                                             ------------
COSMETICS & TOILETRIES (0.8%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11                                     7,500,000        7,560,924
                                                                                                             ------------
DIVERSIFIED BANKS (0.9%)
JPMorgan Chase & Co., 4.50%, 11/15/10                                                          3,550,000        3,555,330
JPMorgan Chase & Co., 5.60%, 6/1/11                                                            5,000,000        5,141,872
                                                                                                             ------------
                                                                                                                8,697,202
                                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (2.7%)
General Electric Capital Corp., 0.92%, 2/1/11, (Next Reset: 11/1/2010) (a)                    10,337,000       10,348,148
General Electric Capital Corp., 5.20%, 2/1/11                                                  5,000,000        5,060,222
General Electric Capital Corp., Series A, 4.25%, 12/1/10                                       6,590,000        6,609,565
General Electric Capital Corp., Series A, 6.13%, 2/22/11                                       4,100,000        4,172,767
                                                                                                             ------------
                                                                                                               26,190,702
                                                                                                             ------------
DIVERSIFIED MANUFACTURING OPERATIONS (0.2%)
3M Co., 4.50%, 11/1/11                                                                         2,105,000        2,191,663
                                                                                                             ------------
FIDUCIARY BANKS (1.1%)
Northern Trust Corp., 5.30%, 8/29/11                                                           9,750,000       10,141,133
                                                                                                             ------------
FINANCE-INVESTMENT BANKER/BROKER (1.0%)
Bear Stearns Cos. LLC (The), 5.50%, 8/15/11                                                    9,365,000        9,730,110
                                                                                                             ------------
REINSURANCE (0.6%)
Berkshire Hathaway, Inc., 0.39%, 2/10/11, (Next Reset: 11/10/2010) (a)                         5,000,000        5,000,000
Berkshire Hathaway Finance Corp., 4.20%, 12/15/10                                              1,175,000        1,180,217
                                                                                                             ------------
                                                                                                                6,180,217
                                                                                                             ------------
RETAIL-DISCOUNT (0.3%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11                                                          2,377,000        2,403,199
                                                                                                             ------------
U.S. GOVERNMENT AGENCIES (d) (1.3%)
Citibank NA, Series 1, 0.29%, 7/12/11, (Next Reset: 1/12/2011) (a)                             5,000,000        5,004,289
Regions Bank, 2.75%, 12/10/10                                                                  7,013,000        7,031,138
                                                                                                             ------------
                                                                                                               12,035,427
                                                                                                             ------------
TOTAL CORPORATE BONDS                                                                                          99,439,868
                                                                                                             ------------
MUNICIPAL BONDS (0.8%)
WASHINGTON (0.8%)
State of Washington, Series 2011T, GO, 1.00%, 8/1/11                                           8,000,000        8,021,411
                                                                                                             ------------
TOTAL MUNICIPAL BONDS                                                                                           8,021,411
                                                                                                             ------------
U.S. GOVERNMENT AGENCIES (7.5%)
FEDERAL FARM CREDIT BANK (2.1%)
0.32%, 7/1/11                                                                                 10,000,000       10,001,494
0.27%, 10/12/11, (Next Reset: 1/12/2011) (a)                                                  10,000,000        9,999,055
                                                                                                             ------------
                                                                                                               20,000,549
                                                                                                             ------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (0.2%)
3.63%, 9/16/11                                                                                 2,075,000        2,134,994
                                                                                                             ------------
FREDDIE MAC (0.5%)
1.50%, 1/7/11                                                                                  5,000,000        5,010,182
                                                                                                             ------------
STRAIGHT-A FUNDING LLC ** (b) (4.7%)
0.29%, 11/3/10                                                                                10,032,000       10,031,838
0.25%, 12/6/10                                                                                14,517,000       14,513,471
0.25%, 1/4/11                                                                                  5,000,000        4,997,778
0.25%, 1/10/11                                                                                10,000,000        9,995,139
0.26%, 1/24/11                                                                                 5,000,000        4,996,967
                                                                                                             ------------
                                                                                                               44,535,193
                                                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                 71,680,918
                                                                                                             ------------
CERTIFICATES OF DEPOSIT (5.8%)
COMMERCIAL BANKS (2.1%)
Bank of Montreal, 0.25%, 1/6/11                                                               15,000,000       15,000,000
Toronto Dominion, 0.45%, 11/5/10                                                               5,000,000        5,000,000
                                                                                                             ------------
                                                                                                               20,000,000
                                                                                                             ------------
COMMERCIAL BANKS-CENTRAL U.S. (0.5%)
Bank of Nova Scotia, 0.38%, 9/29/11                                                            5,000,000        5,000,000
                                                                                                             ------------
COMMERCIAL BANKS-EASTERN U.S. (3.2%)
Rabobank Nederland NV, 0.39%, 12/30/10                                                         5,000,000        5,000,204
Rabobank Nederland NV, 0.44%, 1/28/11                                                         15,000,000       15,000,000
Rabobank Nederland NV, 0.33%, 3/7/11                                                           5,000,000        5,000,000
Rabobank Nederland NV, 0.34%, 4/1/11                                                           5,000,000        5,000,000
                                                                                                             ------------
                                                                                                               30,000,204
                                                                                                             ------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                  55,000,204
                                                                                                             ------------
COMMERCIAL PAPER (30.5%)
ASSET BACKED SECURITIES ** (b) (4.6%)
Falcon Asset Securitization Co. LLC, 0.24%, 11/4/10                                           10,000,000        9,999,800
Falcon Asset Securitization Co. LLC, 0.32%, 12/10/10                                          10,000,000        9,996,533
Falcon Asset Securitization Co. LLC, 0.26%, 1/11/11                                           10,000,000        9,994,872
Old Line Funding LLC, 0.27%, 12/2/10                                                           8,035,000        8,033,132
Old Line Funding LLC, 0.28%, 1/4/11                                                            5,885,000        5,882,071
                                                                                                             ------------
                                                                                                               43,906,408
                                                                                                             ------------
BEVERAGES-NON-ALCOHOLIC (0.5%)
Coca-Cola Co. (The), 0.50%, 2/1/11 ** (b)                                                      5,000,000        4,993,739
                                                                                                             ------------
COMMERCIAL BANKS NON-U.S. ** (3.1%)
Bank of Nova Scotia, 0.33%, 7/1/11                                                            10,000,000        9,978,153
National Australia Funding, 0.37%, 1/3/11 (b)                                                 10,000,000        9,993,700
Societe Generale North America, Inc., 0.25%, 11/5/10                                          10,000,000        9,999,722
                                                                                                             ------------
                                                                                                               29,971,575
                                                                                                             ------------
COSMETICS & TOILETRIES ** (b) (2.6%)
Procter & Gamble Co. (The), 0.27%, 11/17/10                                                   15,000,000       14,998,200
Procter & Gamble Co. (The), 0.27%, 1/11/11                                                    10,000,000        9,994,675
                                                                                                             ------------
                                                                                                               24,992,875
                                                                                                             ------------
FIDUCIARY BANKS ** (3.2%)
State Street Corp., 0.29%, 1/6/11                                                              5,000,000       4,997,342
State Street Corp., 0.37%, 1/19/11                                                            10,000,000       9,992,100

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

State Street Corp., 0.30%, 2/24/11                                                             5,000,000        4,995,208
State Street Corp., 0.35%, 3/15/11                                                            10,000,000        9,987,344
                                                                                                             ------------
                                                                                                               29,971,994
                                                                                                             ------------
FINANCE-AUTO LOANS ** (3.7%)
Toyota Motor Credit Corp., 0.27%, 11/18/10                                                    10,000,000        9,998,725
Toyota Motor Credit Corp., 0.27%, 1/5/11                                                      10,000,000        9,995,125
Toyota Motor Credit Corp., 0.43%, 6/9/11                                                       5,000,000        4,987,167
Toyota Motor Credit Corp., 0.42%, 7/6/11                                                      10,000,000        9,971,869
                                                                                                             ------------
                                                                                                               34,952,886
                                                                                                             ------------
FINANCE-INVESTMENT BANKER / BROKER ** (2.8%)
BNP Paribas Finance, Inc., 0.31%, 11/22/10                                                    15,000,000       14,997,288
BNP Paribas Finance, Inc., 0.29%, 1/10/11                                                     12,000,000       11,993,233
                                                                                                             ------------
                                                                                                               26,990,521
                                                                                                             ------------
FOOD-MISCELLANEOUS/DIVERSIFIED ** (b) (2.1%)
Nestle Capital Corp., 0.29%, 11/4/10                                                          10,000,000        9,999,758
Nestle Capital Corp., 0.39%, 12/6/10                                                          10,000,000        9,996,306
                                                                                                             ------------
                                                                                                               19,996,064
                                                                                                             ------------
MEDICAL-HOSPITALS (1.8%)
Essentia Health, 0.32%, 11/19/10 **                                                           17,400,000       17,397,216
                                                                                                             ------------
SCHOOLS (4.9%)
University of Michigan, 0.27%, 11/29/10 (b)                                                    7,680,000        7,680,000
University of Michigan, 0.28%, 12/7/10                                                         6,095,000        6,095,000
University of Michigan, 0.24%, 1/5/11                                                          5,000,000        5,000,000
University of Michigan, 0.26%, 1/5/11                                                          3,760,000        3,760,000
University of Michigan, 0.28%, 1/12/11                                                         7,000,000        7,000,000
University of Texas, 0.26%, 12/3/10                                                            7,000,000        7,000,000
University of Texas, 0.22%, 12/15/10                                                          10,000,000       10,000,000
                                                                                                             ------------
                                                                                                               46,535,000
                                                                                                             ------------
TRANSPORTATION-SERVICES (0.7%)
Metropolitan Transportation Authority, 0.30%, 1/6/11                                           7,000,000        7,000,000
                                                                                                             ------------
WATER (0.5%)
Massachusetts State Water Resources, 0.30%, 12/8/10                                            4,400,000        4,400,000
                                                                                                             ------------
TOTAL COMMERCIAL PAPER                                                                                        291,108,278
                                                                                                             ------------
DEMAND NOTES (a) (4.8%)
BREWERY (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.33%, 7/1/15 (LOC: Wells Fargo & Co.), (Next
   Reset: 11/4/2010)                                                                             965,000          965,000
                                                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Harry W. Albright Jr., Series 1996, 0.51%, 5/1/21 (LOC: Bank of America), (Next Reset:
   11/4/2010)                                                                                  4,700,000        4,700,000
                                                                                                             ------------
MACHINERY TOOLS & RELATED PRODUCTS (0.0%)
SGS Tool Co., Series 1999, 0.45%, 12/1/12 (LOC: JP Morgan, Inc.), (Next Reset: 11/4/2010)        350,000          350,000
                                                                                                             ------------
NON-PROFIT CHARITY (1.1%)
First Church of God Vancouver, 1.26%, 4/1/15 (LOC: U.S. Bancorp), (Next Reset:
   11/4/2010)                                                                                    740,000          740,000
World Wildlife Fund, 0.31%, 7/1/30 (LOC: JP Morgan, Inc.), (Next Reset: 11/4/2010)             9,650,000        9,650,000
                                                                                                             ------------
                                                                                                               10,390,000
                                                                                                             ------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIAL PURPOSE ENTITY (3.1%)
Capital One Funding Corp., Series 1996-H, 0.34%, 10/1/21 (LOC: JP Morgan, Inc.), (Next
   Reset: 11/4/2010)                                                                             251,000          251,000
Capital One Funding Corp., Series 1997-D, 0.41%, 7/2/18 (LOC: JP Morgan, Inc.), (Next
   Reset: 11/4/2010)                                                                             401,000          401,000
Capital One Funding Corp., Series 2001-C, 0.29%, 1/4/27 (LOC: JP Morgan, Inc.), (Next
   Reset: 11/4/2010)                                                                           1,046,000        1,046,000
Metrodev Newark LLC, 0.39%, 7/1/33 (LOC: PNC Bank NA), (Next Reset: 11/4/2010)                 7,700,000        7,700,000
Racetrac Capital LLC, Series 2000, 0.32%, 9/1/20 (LOC: Bank of America), (Next Reset:
   11/4/2010)                                                                                  5,000,000        5,000,000
Rush Medical Foundation, 0.29%, 12/1/31 (LOC: U.S. Bancorp), (Next Reset: 11/4/2010)           5,400,000        5,400,000
Saddleback Valley Community Church, 0.26%, 11/1/38 (LOC: FHLB), (Next Reset:
   11/4/2010)                                                                                  9,755,000        9,755,000
                                                                                                             ------------
                                                                                                               29,553,000
                                                                                                             ------------
TOTAL DEMAND NOTES                                                                                             45,958,000
                                                                                                             ------------
MUNICIPAL DEMAND NOTES (a) (27.8%)
CALIFORNIA (0.9%)
County of Riverside, CP, 0.25%, 11/1/20, (LOC: State Street Corp.), (Next Reset: 11/3/10)      5,900,000        5,900,000
Statewide Communities Development Authority, Broadway Studios, 0.40%, 4/1/50, (LOC:
   FHLB), (Next Reset: 11/4/10)                                                                2,300,000        2,300,000
                                                                                                             ------------
                                                                                                                8,200,000
                                                                                                             ------------
COLORADO (1.2%)
Housing & Finance Authority, Single Family Mortgage Bonds, Series A1, 0.26%, 11/1/30,
   (LOC: FNMA/FHLMC), (Next Reset: 11/3/10)                                                    3,760,000        3,760,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series I-B1, 0.25%, 5/1/38,
   (LOC: FNMA/FHLMC), (Next Reset: 11/3/10)                                                    6,425,000        6,425,000
Pueblo Housing Authority, 0.33%, 12/1/18, (LOC: Wells Fargo & Co.), (Next Reset: 11/4/10)      1,400,000        1,400,000
                                                                                                             ------------
                                                                                                               11,585,000
                                                                                                             ------------
DELAWARE (0.6%)
County of New Castle, Airport Facility Revenue, FlightSafety Internationl, Inc. Project, AMT,
   0.30%, 12/1/32, (LOC: Berkshire Hathaway), (Next Reset: 11/4/10)                            5,185,000        5,185,000
                                                                                                             ------------
DISTRICT OF COLUMBIA (0.2%)
District of Columbia, Pew Charitables Trust, Series B, 0.28%, 4/1/38, (LOC: PNC Bank NA),
   (Next Reset: 11/4/10)                                                                       1,535,000        1,535,000
                                                                                                             ------------
FLORIDA (3.6%)
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.24%,
   7/1/37, (LOC: Societe Generale), (Next Reset: 11/4/10)                                     19,000,000       19,000,000
Miami-Dade County Industrial Development Authority, Miami Stadium Project, 0.23%,
   7/1/37, (LOC: TD Bank N.A.), (Next Reset: 11/4/10)                                          5,000,000        5,000,000
Municipal Power Agency, All Required Project, Series D, 0.32%, 10/1/25, (LOC: Bank of
   America), (Next Reset: 11/4/10)                                                             9,995,000        9,995,000
                                                                                                             ------------
                                                                                                               33,995,000
                                                                                                             ------------
GEORGIA (1.0%)
Savannah College of Art & Design, Inc., Series 2004 BD, 0.31%, 4/1/24, (LOC: Bank of
   America), (Next Reset: 11/1/10)                                                             9,638,000        9,638,000
                                                                                                             ------------
ILLINOIS (1.1%)
Finance Authority, CHF-Dekalb LLC, Series B, 0.50%, 7/1/13, (LOC: Banco Santander SA),
   (Next Reset: 11/4/10)                                                                         440,000          440,000
Finance Authority, Fairview Ministries, Inc., Series D, 0.28%, 8/15/42, (LOC: Bank of
   America), (Next Reset: 11/4/10)                                                             4,455,000        4,455,000

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Finance Authority, Franciscan Communities, Series B, 0.40%, 5/1/36, (LOC: Bank of
   America), (Next Reset: 11/4/10)                                                             5,780,000        5,780,000
                                                                                                             ------------
                                                                                                               10,675,000
                                                                                                             ------------
INDIANA (0.2%)
Finance Authority, Hamilton Grove Project, Series B, 0.28%, 4/1/38, (LOC: Bank of America),
   (Next Reset: 11/4/10)                                                                       2,065,000        2,065,000
                                                                                                             ------------
IOWA (0.4%)
Dallas County Industrial Development, Sioux City Brick and Tile, Series B, 0.27%, 9/1/21,
   (LOC: U.S. Bancorp), (Next Reset: 11/4/10)                                                  4,070,000        4,070,000
                                                                                                             ------------
KENTUCKY (2.8%)
Louisville & Jefferson County Regional Airport Authority, AMT, 0.25%, 1/1/29,
   (LOC: United Parcel Service, Inc.), (Next Reset: 11/1/10)                                  26,800,000       26,800,000
                                                                                                             ------------
MARYLAND (0.8%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.26%,
   1/1/35, (LOC: Deutsche Bank), (Next Reset: 11/4/10)                                         7,990,000        7,990,000
                                                                                                             ------------
MICHIGAN (1.1%)
University of Michigan, Series A, 0.24%, 4/1/38, (LOC: University of Michigan),
   (Next Reset: 11/1/10)                                                                      10,200,000       10,200,000
                                                                                                             ------------
MISSISSIPPI (1.9%)
Business Finance Corp., Chevron USA, Inc. Project, 0.24%, 12/1/30, (LOC: Chevron U.S.A.,
   Inc.), (Next Reset: 11/3/10)                                                               13,000,000       13,000,000
Business Finance Corp., Industrial Development Revenue, Central Mississippi Baking Co.,
   LLP, AMT, 0.50%, 11/1/25, (LOC: Bank of America), (Next Reset: 11/4/10)                     4,665,000        4,665,000
                                                                                                             ------------
                                                                                                               17,665,000
                                                                                                             ------------
NEW MEXICO (0.1%)
City of Portales, CHF-Portales LLC Project at Eastern New Mexico University, Series B,
   0.50%, 7/1/13, (LOC: Banco Santander SA), (Next Reset: 11/4/10)                               240,000          240,000
City of Roswell, Series B, 0.50%, 7/1/14, (LOC: Banco Santander SA), (Next Reset: 11/4/10)       240,000          240,000
                                                                                                             ------------
                                                                                                                  480,000
                                                                                                             ------------
NEW YORK (0.4%)
Albany Industrial Development Agency, Living Resources Corp. Project, Series B, 0.44%,
   2/1/12, (LOC: HSBC Holdings PLC), (Next Reset: 11/4/10)                                       275,000          275,000
New York City Housing Development Corp., 0.26%, 1/1/16, (LOC: JP Morgan, Inc.), (Next
   Reset: 11/4/10)                                                                             3,710,000        3,710,000
                                                                                                             ------------
                                                                                                                3,985,000
                                                                                                             ------------
OHIO (2.2%)
County of Butler, 0.28%, 5/1/30, (LOC: U.S. Bancorp), (Next Reset: 11/4/10)                   11,760,000       11,760,000
County of Hamilton Hospital Facilities Revenue, Elizabeth Gamble, Series A, 0.28%, 6/1/27,
   (LOC: Northern Trust Company), (Next Reset: 11/3/10)                                        9,600,000        9,600,000
                                                                                                             ------------
                                                                                                               21,360,000
                                                                                                             ------------
OREGON (1.1%)
State Economic Development Revenue, Georgia-Pacific Corp. Project, 0.35%, 12/1/25, (LOC:
   Bank of America), (Next Reset: 11/4/10)                                                    10,500,000       10,500,000
                                                                                                             ------------
PENNSYLVANIA (1.5%)
Blair County Industrial Development Authority, 0.28%, 10/1/28, (LOC: PNC Bank NA),
   (Next Reset: 11/4/10)                                                                       5,000,000        5,000,000
Economic Development Financing Authority, Delancy Corp. Project, Series C, 0.30%, 9/1/14,
   (LOC: PNC Bank NA), (Next Reset: 11/4/10)                                                     830,000          830,000

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Pittsburgh Water & Sewer Authority, Series B2, 0.25%, 9/1/39, (LOC: PNC Bank NA), (Next
   Reset: 11/4/10)                                                                             8,745,000        8,745,000
                                                                                                             ------------
                                                                                                               14,575,000
                                                                                                             ------------
TEXAS (1.4%)
Port of Port Arthur Navigation District Fina Oil and Chemical Co. Project, AMT, 0.29%,
   5/1/33, (LOC: Total SA), (Next Reset: 11/3/10)                                              5,025,000        5,025,000
Veterns Housing Assistance Program, Series A, GO, AMT, 0.30%, 12/1/34, (LOC: State Street
   Corp.), (Next Reset: 11/3/10)                                                               8,430,000        8,430,000
                                                                                                             ------------
                                                                                                               13,455,000
                                                                                                             ------------
UTAH (2.6%)
Telecommunication Open Infrastructure Agency, 0.26%, 6/1/40, (LOC: FHLB), (Next Reset:
   11/4/10)                                                                                   25,000,000       25,000,000
                                                                                                             ------------
VIRGINIA (1.6%)
Capital Beltway Funding Corp., AMT, 0.27%, 12/31/47, (LOC: National Australia Bank),
   (Next Reset: 11/4/10)                                                                      15,000,000       15,000,000
                                                                                                             ------------
WASHINGTON (0.9%)
State Housing Finance Commission, Series A, AMT, 0.34%, 8/1/32, (LOC: U.S. Bancorp),
   (Next Reset: 11/1/10)                                                                       5,620,000        5,620,000
State Housing Finance Commission, Multi-Family, Monticello Park Project, Series B, 0.27%,
   9/1/34, (LOC: FNMA), (Next Reset: 11/4/10)                                                  3,360,000        3,360,000
                                                                                                             ------------
                                                                                                                8,980,000
                                                                                                             ------------
WISCONSIN (0.2%)
City of Whitewater, Husco International, Inc. Project, AMT, 0.55%, 12/1/12, (LOC: JP
   Morgan, Inc.), (Next Reset: 11/3/10)                                                        2,300,000        2,300,000
                                                                                                             ------------
TOTAL MUNICIPAL DEMAND NOTES                                                                                  265,238,000
                                                                                                             ------------

                                                                                                SHARES
                                                                                              ----------
MONEY MARKETS (c) (2.1%)
AIM STIT Liquid Assets Portfolio                                                              18,755,219       18,755,219
Goldman Sachs Financial Square Prime Obligations Fund                                          1,110,576        1,110,576
                                                                                                             ------------
TOTAL MONEY MARKETS                                                                                            19,865,795
                                                                                                             ------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                            ------------
REPURCHASE AGREEMENTS (10.3%)
Barclays PLC, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $195,003,413,
   Collateralized by U.S. Treasury Security, 4.5%, 3/31/12, value $198,900,032)             $ 25,000,000       25,000,000
Deutsche Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $190,003,325,
   Collateralized by U.S. Treasury Security, 1.875%, 9/30/17, value $193,800,010)             25,000,000       25,000,000
Toronto Dominion, 0.22%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $225,004,125, Collateralized by U.S. Treasury Security, 2.375%, 1/15/25, value
   $229,500,134)                                                                              30,000,000       30,000,000
UBS Investment Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $18,534,324, Collateralized by U.S. Treasury Security, 3.625%, 4/15/28,
   value $18,904,735)                                                                         18,534,000       18,534,000
                                                                                                             ------------
TOTAL REPURCHASE AGREEMENTS                                                                                    98,534,000
                                                                                                             ------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $954,846,474) (+) - 100.0%                                                            954,846,474

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                                                     (170,733)
                                                                                                             ------------
NET ASSETS - 100.0%                                                                                          $954,675,741
                                                                                                             ============

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2010, Prime Money Market's investments were in the following countries:

COUNTRY
-------------------------------------------------------------------
Canada                                                         3.1%
Luxembourg                                                     0.8%
Netherlands                                                    3.2%
United States                                                 92.9%
                                                             ------
TOTAL                                                        100.0%
                                                             ======

                      See notes to schedule of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT           VALUE
                                                                                            ------------   --------------
CORPORATE BONDS (8.9%)
COMMERCIAL BANKS NON-U.S. (0.5%)
Royal Bank of Canada, 5.65%, 7/20/11                                                        $ 14,000,000   $   14,528,565
                                                                                                           --------------
COMPUTER SERVICES (0.3%)
International Business Machines Corp., 0.87%, 7/28/11, (Next Reset: 1/28/2011) (a)            10,000,000       10,046,877
                                                                                                           --------------
COSMETICS & TOILETRIES (1.2%)
Procter & Gamble International Funding SCA, 1.35%, 8/26/11                                    35,000,000       35,284,312
                                                                                                           --------------
DIVERSIFIED BANKS (0.7%)
JPMorgan Chase & Co., 5.60%, 6/1/11                                                           21,760,000       22,385,269
                                                                                                           --------------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
General Electric Capital Corp., 0.37%, 1/26/11, (Next Reset: 11/1/2010) (a)                   15,000,000       14,991,064
General Electric Capital Corp., 5.20%, 2/1/11                                                 15,000,000       15,180,667
General Electric Capital Corp., 0.38%, 4/28/11, (Next Reset: 1/28/2011) (a)                   10,000,000        9,990,749
General Electric Capital Corp., 5.50%, 4/28/11                                                 5,890,000        6,035,960
General Electric Capital Corp., 0.45%, 8/15/11, (Next Reset: 11/15/2010) (a)                  11,160,000       11,145,878
General Electric Capital Corp., 5.00%, 11/15/11                                                5,000,000        5,230,736
General Electric Capital Corp., Series A, 4.25%, 12/1/10                                      14,580,000       14,623,626
General Electric Capital Corp., Series A, 6.13%, 2/22/11                                      15,000,000       15,266,219
                                                                                                           --------------
                                                                                                               92,464,899
                                                                                                           --------------
FIDUCIARY BANKS (0.9%)
Northern Trust Corp., 5.30%, 8/29/11                                                          25,000,000       26,002,571
                                                                                                           --------------
FINANCE-INVESTMENT BANKER / BROKER (1.1%)
Bear Stearns Cos. LLC (The), 0.52%, 1/31/11, (Next Reset: 1/31/2011) (a)                      32,426,000       32,442,270
                                                                                                           --------------
REINSURANCE (0.5%)
Berkshire Hathaway Finance Corp., 4.20%, 12/15/10                                              4,595,000        4,615,738
Berkshire Hathaway, Inc., 0.39%, 2/10/11, (Next Reset: 11/10/2010) (a)                        10,000,000       10,000,000
                                                                                                           --------------
                                                                                                               14,615,738
                                                                                                           --------------
U.S. GOVERNMENT AGENCIES (0.6%)
Citibank NA, Series 1, 0.29%, 7/12/11, (Next Reset: 1/12/2011) (a) (d)                        18,665,000       18,681,011
                                                                                                           --------------
TOTAL CORPORATE BONDS                                                                                         266,451,512
                                                                                                           --------------
MUNICIPAL BONDS (0.4%)
TEXAS (0.4%)
Tax and Revenue Anticipation Notes, 2.00%, 8/31/11                                            11,775,000       11,935,664
                                                                                                           --------------
TOTAL MUNICIPAL BONDS                                                                                          11,935,664
                                                                                                           --------------
U.S. GOVERNMENT AGENCIES (7.8%)
FANNIE MAE (0.6%)
2.75%, 4/11/11                                                                                 9,200,000        9,295,918
1.38%, 4/28/11                                                                                 9,600,000        9,646,627
                                                                                                           --------------
                                                                                                               18,942,545
                                                                                                           --------------
FEDERAL FARM CREDIT BANK (a) (2.2%)
0.32%, 7/1/11, (Next Reset: 11/2/2010)                                                        25,000,000       25,003,735
0.27%, 10/12/11, (Next Reset: 1/12/2011)                                                      40,000,000       39,996,219
                                                                                                           --------------
                                                                                                               64,999,954
                                                                                                           --------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FREDDIE MAC (1.6%)
1.50%, 1/7/11                                                                                 24,800,000       24,852,418
0.35%, 5/4/11, (Next Reset: 11/4/2010) (a)                                                    15,000,000       14,995,414
0.26%, 1/15/42, (Next Reset: 11/3/2010) (a)                                                    7,296,395        7,296,396
                                                                                                           --------------
                                                                                                               47,144,228
                                                                                                           --------------
STRAIGHT-A FUNDING LLC ** (b) (3.4%)
0.27%, 11/4/10                                                                                25,000,000       24,999,438
0.24%, 12/2/10                                                                                25,000,000       24,994,833
0.26%, 12/13/10                                                                               41,754,000       41,741,335
0.25%, 1/4/11                                                                                 10,120,000       10,115,502
                                                                                                           --------------
                                                                                                              101,851,108
                                                                                                           --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                232,937,835
                                                                                                           --------------
CERTIFICATES OF DEPOSIT (6.7%)
COMMERCIAL BANKS (2.7%)
Bank of Montreal, 0.25%, 1/6/11                                                               35,000,000       35,000,000
Toronto Dominion, 0.46%, 11/5/10                                                              20,000,000       20,000,000
Toronto Dominion, 0.50%, 1/4/11                                                               25,000,000       25,000,000
                                                                                                           --------------
                                                                                                               80,000,000
                                                                                                           --------------
COMMERCIAL BANKS-EASTERN U.S. (3.5%)
Rabobank Nederland NV, 0.39%, 12/30/10                                                        25,000,000       25,001,022
Rabobank Nederland NV, 0.44%, 1/28/11                                                         35,000,000       35,000,000
Rabobank Nederland NV, 0.33%, 3/7/11                                                          25,000,000       24,999,998
Rabobank Nederland NV, 0.34%, 4/1/11                                                          20,000,000       20,000,000
                                                                                                           --------------
                                                                                                              105,001,020
                                                                                                           --------------
COMMERCIAL BANKS-NON-U.S. (0.5%)
Bank of Nova Scotia, 0.37%, 9/29/11                                                           15,000,000       15,000,000
                                                                                                           --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                 200,001,020
                                                                                                           --------------
COMMERCIAL PAPER (31.5%)
ASSET-BACKED SECURITIES ** (7.2%)
Falcon Asset Securitization Co. LLC, 0.24%, 11/4/10 (b)                                       40,000,000       39,999,200
Falcon Asset Securitization Co. LLC, 0.32%, 12/10/10 (b)                                      25,000,000       24,991,333
Falcon Asset Securitization Co. LLC, 0.26%, 1/11/11 (b)                                       40,000,000       39,979,489
Old Line Funding LLC, 0.25%, 11/1/10 (b)                                                      36,385,000       36,385,000
Old Line Funding LLC, 0.27%, 12/2/10 (b)                                                      10,000,000        9,997,675
Old Line Funding LLC, 0.25%, 12/7/10 (b)                                                      30,000,000       29,992,500
Old Line Funding LLC, 0.28%, 1/4/11 (b)                                                       35,000,000       34,982,578
                                                                                                           --------------
                                                                                                              216,327,775
                                                                                                           --------------
BEVERAGES-NON-ALCOHOLIC (0.7%)
Coca-Cola Co. (The), 0.50%, 2/1/11 ** (b)                                                     20,000,000       19,974,956
                                                                                                           --------------
COMMERCIAL BANKS NON-U.S. ** (3.8%)
Bank of Nova Scotia, 0.33%, 7/1/11                                                            40,000,000       39,912,611
National Australia Funding, 0.37%, 1/3/11 (b)                                                 35,000,000       34,977,950
Societe Generale North America, Inc., 0.25%, 11/5/10                                          40,000,000       39,998,889
                                                                                                           --------------
                                                                                                              114,889,450
                                                                                                           --------------
COSMETICS & TOILETRIES ** (b) (1.4%)
Procter & Gamble Co. (The), 0.26%, 12/16/10                                                   17,580,000       17,574,287
Procter & Gamble Co. (The), 0.27%, 1/11/11                                                    25,000,000       24,986,687
                                                                                                           --------------
                                                                                                               42,560,974
                                                                                                           --------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FIDUCIARY BANKS ** (2.8%)
State Street Corp., 0.29%, 1/6/11                                                             15,000,000       14,992,025
State Street Corp., 0.37%, 1/19/11                                                            25,000,000       24,980,250
State Street Corp., 0.30%, 2/24/11                                                            25,000,000       24,976,041
State Street Corp., 0.35%, 3/15/11                                                            20,000,000       19,974,689
                                                                                                           --------------
                                                                                                               84,923,005
                                                                                                           --------------
FINANCE-AUTO LOANS ** (3.2%)
Toyota Motor Credit Corp., 0.27%, 11/18/10                                                    25,000,000       24,996,812
Toyota Motor Credit Corp., 0.27%, 1/5/11                                                      25,000,000       24,987,812
Toyota Motor Credit Corp., 0.43%, 6/9/11                                                      20,000,000       19,948,667
Toyota Motor Credit Corp., 0.42%, 7/6/11                                                      25,000,000       24,929,674
                                                                                                           --------------
                                                                                                               94,862,965
                                                                                                           --------------
FINANCE-INVESTMENT BANKER / BROKER ** (4.4%)
BNP Paribas Finance, Inc., 0.31%, 11/22/10                                                    35,000,000       34,993,671
BNP Paribas Finance, Inc., 0.29%, 12/2/10                                                     25,000,000       24,993,757
BNP Paribas Finance, Inc., 0.29%, 12/23/10                                                    35,000,000       34,985,339
BNP Paribas Finance, Inc., 0.29%, 1/10/11                                                     38,000,000       37,978,572
                                                                                                           --------------
                                                                                                              132,951,339
                                                                                                           --------------
FOOD-MISCELLANEOUS / DIVERSIFIED ** (b) (1.7%)
Nestle Capital Corp., 0.39%, 12/6/10                                                          25,000,000       24,990,764
Nestle Capital Corp., 0.40%, 12/14/10                                                         25,000,000       24,988,354
                                                                                                           --------------
                                                                                                               49,979,118
                                                                                                           --------------
REGIONAL AUTHORITY (0.5%)
Texas Public Finance Authority, 0.31%, 2/8/11                                                 16,000,000       16,000,000
                                                                                                           --------------
SCHOOLS (2.9%)
University of Michigan, 0.27%, 11/29/10 (b)                                                   25,000,000       25,000,000
University of Michigan, 0.24%, 1/5/11                                                         12,000,000       12,000,000
University of Michigan, 0.27%, 1/5/11                                                          7,000,000        7,000,000
University of Texas, 0.26%, 12/3/10                                                           16,000,000       16,000,000
University of Texas, 0.22%, 12/15/10                                                          25,000,000       25,000,000
                                                                                                           --------------
                                                                                                               85,000,000
                                                                                                           --------------
U.S. MUNICIPALS (0.8%)
Walnut Energy Center Authority, 0.30%, 12/7/10 (LOC: State Street Corp.) **                   24,980,000       24,972,506
                                                                                                           --------------
WATER (2.1%)
Massachusetts State Water Resources, 0.30%, 12/8/10 (LOC: Bayerische Landesbank)              63,000,000       63,000,000
                                                                                                           --------------
TOTAL COMMERCIAL PAPER                                                                                        945,442,088
                                                                                                           --------------
DEMAND NOTES (4.1%)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.8%)
Sioux City Brick & Tile Co., 0.31%, 12/1/36 (LOC: U.S. Bancorp), (Next Reset:
   11/4/2010) (a) (b)                                                                         23,450,000       23,450,000
                                                                                                           --------------
FINANCE-OTHER SERVICES (1.0%)
Lexington Financial Services LLC, 0.28%, 1/1/33 (LOC: Bank of America), (Next Reset:
   11/4/2010) (a)                                                                             29,335,000       29,335,000
                                                                                                           --------------
NON-PROFIT CHARITY (0.4%)
World Wildlife Fund, 0.31%, 7/1/30 (LOC: JP Morgan, Inc.), (Next Reset: 11/4/2010) (a)        12,350,000       12,350,000
                                                                                                           --------------
SPECIAL PURPOSE ENTITY (a) (1.9%)
Corporate Finance Managers, Inc., 0.28%, 2/2/43 (LOC: Wells Fargo & Co.), (Next Reset:
   11/4/2010)                                                                                 11,795,000       11,795,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Gulf Gate Apartments, Series 2003, 0.28%, 9/1/28 (LOC: Wells Fargo & Co.), (Next Reset:
   11/4/2010)                                                                                  7,295,000        7,295,000
Pershing Drive Associates L.P., 0.38%, 12/15/28 (LOC: Royal Bank of Canada), (Next Reset:
   11/4/2010)                                                                                 11,090,000       11,090,000
Racetrac Capital LLC, Series 2000, 0.32%, 9/1/20 (LOC: Bank of America), (Next Reset:
   11/4/2010)                                                                                 10,100,000       10,100,000
Rush Medical Foundation, 0.29%, 12/1/31 (LOC: U.S. Bancorp), (Next Reset: 11/5/2010)           5,400,000        5,400,000
Saddleback Valley Community Church, 0.26%, 11/1/38 (LOC: FHLB), (Next Reset:
   11/4/2010)                                                                                 11,070,000       11,070,000
                                                                                                           --------------
                                                                                                               56,750,000
                                                                                                           --------------
TOTAL DEMAND NOTES                                                                                            121,885,000
                                                                                                           --------------
MUNICIPAL DEMAND NOTES (a) (28.5%)
ARIZONA (0.4%)
Glendale Industrial Development Authority, Thunderbird, Garvin School, Series B, 0.35%,
   7/1/35, (LOC: Bank of New York Co., Inc.), (Next Reset: 11/1/10)                           11,255,000       11,255,000
                                                                                                           --------------
CALIFORNIA (0.5%)
Housing Finance Agency, Housing Program Bonds, Series B, 0.25%, 8/1/36, (LOC:
   FNMA/FHLMC), (Next Reset: 11/3/10)                                                          9,155,000        9,155,000
Kern Water Bank Authority, Series B, 0.28%, 7/1/28, (LOC: Wells Fargo & Co.), (Next Reset:
   11/4/10)                                                                                    3,716,000        3,716,000
Sacramento County Housing Authority, Multi-Family, Natomas Park Apartments, Series B,
   0.28%, 7/15/35, (LOC: FNMA), (Next Reset: 11/4/10)                                            915,000          915,000
Statewide Communities Development Authority, Multi-Family Housing, Series X-T, 0.32%,
   10/15/32, (LOC: FNMA), (Next Reset: 11/4/10)                                                  200,000          200,000
Statewide Communities Development Authority, Multi-Family, Valley Palms Apartments,
   Series C-T, 0.25%, 5/15/35, (LOC: FNMA), (Next Reset: 11/4/10)                              1,720,000        1,720,000
                                                                                                           --------------
                                                                                                               15,706,000
                                                                                                           --------------
COLORADO (0.6%)
Housing & Finance Authority, Single Family Mortgage Bonds, Series I, 0.26%, 11/1/36,
   (LOC: FNMA/FHLMC), (Next Reset: 11/3/10)                                                    6,430,000        6,430,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series I-B2, 0.25%, 11/1/33,
   (LOC: FNMA/FHLMC), (Next Reset: 11/3/10)                                                   12,405,000       12,405,000
                                                                                                           --------------
                                                                                                               18,835,000
                                                                                                           --------------
FLORIDA (2.9%)
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.24%,
   7/1/37, (LOC: Societe Generale), (Next Reset: 11/4/10)                                     45,000,000       45,000,000
Municipal Power Agency, All Required Project, Series D, 0.32%, 10/1/25, (LOC: Bank of
   America), (Next Reset: 11/4/10)                                                            32,285,000       32,285,000
University South Florida Research Foundation, Inc., Series C, 0.34%, 8/1/34, (LOC: Bank of
   America), (Next Reset: 11/3/10)                                                             9,700,000        9,700,000
                                                                                                           --------------
                                                                                                               86,985,000
                                                                                                           --------------
GEORGIA (0.3%)
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.34%, 5/15/33, (LOC:
   FNMA), (Next Reset: 11/3/10)                                                                  500,000          500,000
Winder-Barrow County JT Development Authority, Republic Services, Inc. Project, 0.27%,
   11/1/34, (LOC: Wells Fargo & Co.), (Next Reset: 11/4/10)                                    8,800,000        8,800,000
                                                                                                           --------------
                                                                                                                9,300,000
                                                                                                           --------------
ILLINOIS (2.4%)
City of Chicago Midway Airport Revenue, Series A-2, 0.30%, 1/1/25, (LOC: JP Morgan,
   Inc.), (Next Reset: 11/1/10)                                                               26,975,000       26,975,000
County of Will, Exxon Mobil Project, AMT, 0.24%, 4/1/26, (LOC: Exxon Mobil Corp.), (Next
   Reset: 11/1/10)                                                                            26,815,000       26,815,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Finance Authority, Fairview Village, Series E, 0.28%, 8/15/42, (LOC: Bank of America), (Next
   Reset: 11/4/10)                                                                             6,020,000        6,020,000
Finance Authority, Franciscan Communities, Series B, 0.40%, 5/1/36, (LOC: Bank of
   America), (Next Reset: 11/4/10)                                                            11,655,000       11,655,000
                                                                                                           --------------
                                                                                                               71,465,000
                                                                                                           --------------
INDIANA (2.1%)
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B,
   0.50%, 11/1/36, (LOC: FHLB), (Next Reset: 11/4/10)                                            951,000          951,000
County of Vigo, Republic Services, Inc. Project, AMT, 0.34%, 7/1/33, (LOC: Wells Fargo &
   Co.), (Next Reset: 11/3/10)                                                                10,000,000       10,000,000
Health Facility Financing Authority, Community Foundation of Northwest Indiana, Series B,
   0.26%, 8/1/25, (LOC: Bank of Montreal), (Next Reset: 11/4/10)                              19,615,000       19,615,000
Housing & Community Development Authority, Series A-2, AMT, 0.29%, 1/1/37, (LOC:
   FNMA/FHLMC), (Next Reset: 11/4/10)                                                         25,000,000       25,000,000
Terre Haute, Westminister Village, Series B, 0.28%, 8/1/36, (LOC: Banco Santander SA),
   (Next Reset: 11/4/10)                                                                       9,115,000        9,115,000
                                                                                                           --------------
                                                                                                               64,681,000
                                                                                                           --------------
KENTUCKY (2.8%)
County of Boone, Northern Kentucky University Metropolitan Education and Training
   Services Center Project, 0.43%, 6/1/23, (LOC: U.S. Bancorp), (Next Reset: 11/4/10)          4,445,000        4,445,000
Louisville & Jefferson County Regional Airport Authority, Series A, AMT, 0.25%, 1/1/29,
   (LOC: United Parcel Service, Inc.), (Next Reset: 11/1/10)                                  37,000,000       37,000,000
Louisville & Jefferson County Regional Airport Authority, Series C, AMT, 0.24%, 1/1/29,
   (LOC: United Parcel Service, Inc.), (Next Reset: 11/1/10)                                  42,500,000       42,500,000
                                                                                                           --------------
                                                                                                               83,945,000
                                                                                                           --------------
MARYLAND (1.2%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.26%,
   1/1/35, (LOC: Deutsche Bank), (Next Reset: 11/4/10)                                        21,995,000       21,995,000
Health & Higher Educational Facilities Authority, Charlestown Community, Series B, 0.28%,
   1/1/28, (LOC: Bank of America), (Next Reset: 11/3/10)                                      14,500,000       14,500,000
                                                                                                           --------------
                                                                                                               36,495,000
                                                                                                           --------------
MASSACHUSETTS (1.2%)
Development Finance Agency, Briarwood, Series B, 0.28%, 1/1/35, (LOC: Banco Santander
   SA), (Next Reset: 11/4/10)                                                                  8,650,000        8,650,000
Development Finance Agency, Linden Ponds, Inc., Series C, 0.41%, 11/1/42, (LOC: Banco
   Santander SA), (Next Reset: 11/4/10)                                                       10,000,000       10,000,000
Simmons College, Series C, 0.25%, 10/1/22, (LOC: JP Morgan, Inc.), (Next Reset: 11/4/10)      16,555,000       16,555,000
                                                                                                           --------------
                                                                                                               35,205,000
                                                                                                           --------------
MICHIGAN (0.8%)
Charter Township of Canton, GO, 2.75%, 3/1/11, (LOC: Comerica Bank), (Next Reset:
   11/3/10)                                                                                      500,000          500,000
Charter Township of Ypsilanti, Capital Improvements, Series B, GO, 2.75%, 4/1/19, (LOC:
   Comerica Bank), (Next Reset: 11/3/10)                                                       2,280,000        2,280,000
University of Michigan, Series A, 0.28%, 12/1/35, (LOC: University of Michigan), (Next
   Reset: 11/1/10)                                                                            20,035,000       20,035,000
                                                                                                           --------------
                                                                                                               22,815,000
                                                                                                           --------------
MINNESOTA (0.8%)
City of Plymouth, Carlson Center Project, Series D, 0.33%, 4/1/12, (LOC: U.S. Bancorp),
   (Next Reset: 11/4/10)                                                                         400,000          400,000
City of St Paul, 0.28%, 11/1/25, (LOC: U.S. Bancorp), (Next Reset: 11/4/10)                   12,100,000       12,100,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Office of Higher Education, Supplemental Student Loan, Series A, 0.27%, 12/1/43, (LOC:
   U.S. Bancorp), (Next Reset: 11/4/10)                                                       10,600,000       10,600,000
                                                                                                           --------------
                                                                                                               23,100,000
                                                                                                           --------------
MISSISSIPPI (2.1%)
Business Finance Corp., Chevron USA, Inc. Project, Series A, 0.24%, 12/1/30, (LOC: Chevron
   U.S.A., Inc.), (Next Reset: 11/3/10)                                                       44,000,000       44,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series B, 0.25%, 12/1/30, (LOC: Chevron
   U.S.A., Inc.), (Next Reset: 11/3/10)                                                       20,000,000       20,000,000
                                                                                                           --------------
                                                                                                               64,000,000
                                                                                                           --------------
NEW MEXICO (0.2%)
City of Albuquerque Industrial, KTECH Corp. Project, 0.33%, 11/1/22, (LOC: Wells Fargo &
   Co.), (Next Reset: 11/4/10)                                                                 3,940,000        3,940,000
City of Albuquerque Industrial, KTECH Corp. Project, 0.33%, 8/1/25, (LOC: Wells Fargo &
   Co.), (Next Reset: 11/4/10)                                                                 1,395,000        1,395,000
                                                                                                           --------------
                                                                                                                5,335,000
                                                                                                           --------------
NEW YORK (1.7%)
New York City Housing Development Corp., Verde Apartments, 0.26%, 1/1/16, (LOC: JP
   Morgan, Inc.), (Next Reset: 11/4/10)                                                        6,300,000        6,300,000
State Housing Finance Agency Revenue, Series A, AMT, 0.27%, 11/1/41, (LOC: Bank of New
   York Co., Inc.), (Next Reset: 11/1/41)                                                     44,000,000       44,000,000
                                                                                                           --------------
                                                                                                               50,300,000
                                                                                                           --------------
OHIO (2.4%)
Air Quality Development Authority, AK Steel Project, 0.37%, 6/1/24, (LOC: Bank of
   America), (Next Reset: 11/3/10)                                                            26,000,000       26,000,000
City of Cleveland, Airport System, Series B, 0.26%, 1/1/20, (LOC: U.S. Bancorp), (Next Reset:
   11/4/10)                                                                                   10,320,000       10,320,000
County of Cuyahoga Health Care Facilities, Franciscan Communities, Series F, 0.40%,
   5/15/12, (LOC: Bank of America), (Next Reset: 11/4/10)                                        605,000          605,000
County of Hamilton Hospital Facilities Revenue, Elizabeth Gamble, Series A, 0.28%, 6/1/27,
   (LOC: Northern Trust Company), (Next Reset: 11/3/10)                                       35,000,000       35,000,000
                                                                                                           --------------
                                                                                                               71,925,000
                                                                                                           --------------
PENNSYLVANIA (0.4%)
Berks County Municipal Authority, Phoebe-Devitt Homes Project, Series C, 0.28%, 5/15/22,
   (LOC: Banco Santander SA), (Next Reset: 11/4/10)                                            2,645,000        2,645,000
Blair County Industrial Development Authority, 0.28%, 10/1/28, (LOC: PNC Bank NA),
   (Next Reset: 11/4/10)                                                                       9,000,000        9,000,000
                                                                                                           --------------
                                                                                                               11,645,000
                                                                                                           --------------
SOUTH CAROLINA (1.2%)
Jobs-Economic Development Authority, Republic Services, Inc. Project, 0.27%, 4/1/34, (LOC:
   Wells Fargo & Co.), (Next Reset: 11/4/10)                                                   6,750,000        6,750,000
Jobs-Economic Development Authority, University Medical Associations Refinance Project,
   0.30%, 7/1/37, (LOC: Wells Fargo & Co.), (Next Reset: 11/1/10) (b)                         28,100,000       28,100,000
                                                                                                           --------------
                                                                                                               34,850,000
                                                                                                           --------------
TENNESSEE (1.0%)
Johnson City Health & Educational Facilities Board, Series B1, 0.30%, 7/1/33, (LOC: U.S.
   Bancorp), (Next Reset: 11/7/10)                                                            20,600,000       20,600,000
Johnson City Health & Educational Facilities Board, Series B2, 0.30%, 7/1/33, (LOC: PNC
   Bank NA), (Next Reset: 11/3/10)                                                            10,000,000       10,000,000
                                                                                                           --------------
                                                                                                               30,600,000
                                                                                                           --------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

TEXAS (2.6%)
Gulf Coast Waste Disposal Authority, Exxon Mobil Project, AMT, 0.24%, 6/1/30, (LOC:
   Exxon Mobil Corp.), (Next Reset: 11/1/10)                                                  25,000,000       25,000,000
Port of Port Arthur Navigation District, AMT, 0.29%, 5/1/33, (LOC: Total SA), (Next Reset:
   11/3/10)                                                                                    5,500,000        5,500,000
State Veterans Housing Fund, Series A-2, AMT, GO, 0.28%, 12/1/29, (LOC: Wells Fargo &
   Co.), (Next Reset: 11/3/10)                                                                14,700,000       14,700,000
Veterans Housing Assistance Program, Series A, GO, AMT, 0.30%, 12/1/34, (LOC: State
   Street Corp.), (Next Reset: 11/3/10)                                                       29,110,000       29,110,000
Veterans Housing Assistance Program, Series A-2, GO, 0.25%, 12/1/29, (LOC: JP Morgan,
   Inc.), (Next Reset: 11/3/10)                                                                5,000,000        5,000,000
                                                                                                           --------------
                                                                                                               79,310,000
                                                                                                           --------------
UTAH (0.1%)
Telecommunication Open Infrastructure Agency, 0.26%, 6/1/40, (LOC: FHLB), (Next Reset:
   11/4/10)                                                                                    2,000,000        2,000,000
                                                                                                           --------------
VIRGINIA (0.3%)
Alexandria Industrial Development Authority, American Academy of Otolaryngology,
   Series A, 0.32%, 7/1/30, (LOC: Bank of America), (Next Reset: 11/4/10)                      8,450,000        8,450,000
                                                                                                           --------------
WASHINGTON (0.2%)
State Housing Finance Commission, Multi-Family, Granite Falls Retirement Plaza, Series B,
   0.30%, 10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 11/4/10)                               740,000          740,000
State Housing Finance Commission, Multi-Family, Vintage At Everett, Series B, 0.28%,
   1/15/38, (LOC: FNMA), (Next Reset: 11/4/10)                                                 1,175,000        1,175,000
State Housing Finance Commission, Rockwood Retirement Communities, Series B, 0.25%,
   1/1/30, (LOC: Wells Fargo & Co.), (Next Reset: 11/4/10)                                     3,945,000        3,945,000
State Housing Finance Commission, Summer Ridge, Series B, 0.31%, 12/1/29, (LOC: U.S.
   Bancorp), (Next Reset: 11/1/10)                                                               405,000          405,000
                                                                                                           --------------
                                                                                                                6,265,000
                                                                                                           --------------
WEST VIRGINIA (0.3%)
Brooke County, Bethany College Project, Series B, 0.30%, 12/1/37, (LOC: PNC Bank NA),
   (Next Reset: 11/4/10)                                                                       5,000,000        5,000,000
Economic Development Authority, Appalachian Power Co., 0.23%, 12/1/42, (LOC: U.S.
   Bancorp), (Next Reset: 11/4/10)                                                             5,600,000        5,600,000
                                                                                                           --------------
                                                                                                               10,600,000
                                                                                                           --------------
TOTAL MUNICIPAL DEMAND NOTES                                                                                  855,067,000
                                                                                                           --------------

                                                                                               SHARES
                                                                                            ------------
MONEY MARKETS (c) (2.5%)
AIM STIT Liquid Assets Portfolio                                                              75,586,684       75,586,684
Goldman Sachs Financial Square Prime Obligations Fund                                          1,280,244        1,280,243
                                                                                                           --------------
TOTAL MONEY MARKETS                                                                                            76,866,927
                                                                                                           --------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                            ------------
REPURCHASE AGREEMENTS (9.5%)
Barclays PLC, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $5,000,068,
   Collateralized by U.S. Treasury Security, 3.125%, 1/31/17, value $5,100,032)             $  5,000,000        5,000,000
Deutsche Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $140,002,450,
   Collateralized by Freddie Mac Discount Note, zero coupon, 2/3/12, value $142,800,715)     140,000,000      140,000,000
Toronto Dominion, 0.22%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $135,002,475, Collateralized by U.S. Treasury Securities, 0.375-1.00%,
   10/31/11-9/30/12, value $137,700,072)                                                     135,000,000      135,000,000

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

UBS Investment Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $5,129,090, Collateralized by U.S. Treasury Security, 3.625%, 4/15/28, value $5,231,600)    5,129,000        5,129,000
                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                   285,129,000
                                                                                                           --------------
TOTAL INVESTMENTS (COST $2,995,716,046) (+) - 99.9%                                                         2,995,716,046

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                                    2,408,637
                                                                                                           --------------
NET ASSETS - 100.0%                                                                                        $2,998,124,683
                                                                                                           ==============

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2010, Institutional Money Market's investments were in the following countries:

COUNTRY
-------------------------------------------------------------------
Canada                                                         3.4%
Luxembourg                                                     1.2%
Netherlands                                                    3.5%
United States                                                 91.9%
                                                             ------
TOTAL                                                        100.0%
                                                             ======

                     See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT           VALUE
                                                                                            ------------   --------------
CORPORATE BONDS (6.3%)
U.S. GOVERNMENT AGENCIES (6.3%)
Bank of America NA, 0.47%, 12/23/10, (Next Reset: 12/23/10) (a) (d)                         $  8,025,000   $    8,029,729
Bank of America NA, 1.70%, 12/23/10 (d)                                                        7,641,000        7,656,893
Citibank NA, 1.38%, 8/10/11 (d)                                                                9,562,000        9,642,624
Citibank NA, Series 1, 1.50%, 7/12/11 (d)                                                     10,000,000       10,082,043
General Electric Capital Corp., Series G, 1.63%, 1/7/11 (d)                                   19,104,000       19,143,331
Goldman Sachs Group, Inc. (The), 0.37%, 3/15/11, (Next Reset: 12/15/10) (a) (d)                5,560,000        5,565,120
Morgan Stanley, 2.90%, 12/1/10 (d)                                                            22,600,000       22,646,629
State Street Bank and Trust Co., 0.49%, 9/15/11, (Next Reset: 12/15/10) (a) (d)                7,400,000        7,415,167
SunTrust Bank, 0.94%, 12/16/10, (Next Reset: 12/16/10) (a) (d)                                 5,000,000        5,004,011
US Central Federal Credit Union, 1.25%, 10/19/11 (e)                                          14,800,000       14,933,782
                                                                                                           --------------
TOTAL CORPORATE BONDS                                                                                         110,119,329
                                                                                                           --------------
MORTGAGE-BACKED SECURITIES (a) (11.2%)
CMBS OTHER (11.2%)
Freddie Mac, 0.26%, 8/15/21, (Next Reset: 11/3/10)                                             2,485,000        2,485,000
Freddie Mac, 0.26%, 1/15/42, (Next Reset: 11/3/10)                                            41,042,225       41,042,225
Freddie Mac, 0.26%, 7/15/43, (Next Reset: 11/4/10)                                             7,045,000        7,045,000
Freddie Mac, 0.26%, 10/15/45, (Next Reset: 11/3/10)                                           25,257,407       25,257,407
Overseas Private Investment Corp., 0.24%, 12/31/11, (Next Reset: 11/3/10)                     28,840,000       28,840,000
Overseas Private Investment Corp., 0.24%, 5/15/21, (Next Reset: 11/3/10)                      49,114,000       49,114,000
Overseas Private Investment Corp., 0.24%, 3/15/24, (Next Reset: 11/3/10)                      40,432,456       40,432,456
                                                                                                           --------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                              194,216,088
                                                                                                           --------------
U.S. GOVERNMENT AGENCIES (51.8%)
FANNIE MAE (5.5%)
0.33%, 11/15/10 **                                                                            15,000,000       14,998,133
6.63%, 11/15/10                                                                                2,588,000        2,594,247
0.35%, 12/1/10 **                                                                             12,000,000       11,996,600
5.50%, 3/15/11                                                                                10,000,000       10,187,649
1.75%, 3/23/11                                                                                 8,179,000        8,224,511
0.26%, 5/13/11, (Next Reset: 11/13/10) (a)                                                     5,500,000        5,498,837
0.40%, 6/1/11 **                                                                              10,000,000        9,977,033
0.28%, 7/6/11 **                                                                              10,000,000        9,981,132
0.43%, 7/6/11 **                                                                               5,000,000        4,985,592
3.63%, 8/15/11                                                                                16,249,000       16,673,319
                                                                                                           --------------
                                                                                                               95,117,053
                                                                                                           --------------
FEDERAL FARM CREDIT BANK (8.1%)
3.75%, 12/6/10                                                                                 7,475,000        7,499,988
0.61%, 1/4/11, (Next Reset: 11/4/10) (a)                                                       3,400,000        3,402,585
1.60%, 1/12/11                                                                                10,000,000       10,024,110
0.18%, 1/24/11, (Next Reset: 11/24/10) (a)                                                    25,000,000       24,999,426
0.30%, 1/28/11                                                                                 2,675,000        2,675,786
0.35%, 5/18/11, (Next Reset: 11/18/10) (a)                                                    21,500,000       21,516,474
0.32%, 7/1/11                                                                                 25,000,000       25,003,735
0.33%, 7/1/11, (Next Reset: 11/1/10) (a)                                                       5,400,000        5,404,367
3.88%, 8/25/11                                                                                14,735,000       15,159,006
0.27%, 10/12/11, (Next Reset: 1/12/11) (a)                                                    25,000,000       24,997,637
                                                                                                           --------------
                                                                                                              140,683,114
                                                                                                           --------------
FEDERAL HOME LOAN BANK (21.1%)
4.25%, 11/2/10                                                                                25,000,000       25,002,727
0.28%, 11/5/10 **                                                                             20,000,000       19,999,378
0.17%, 11/18/10, (Next Reset: 11/18/10) (a)                                                   25,000,000       25,000,000
0.20%, 11/19/10, (Next Reset: 11/19/10) (a)                                                   26,500,000       26,499,407
0.19%, 11/26/10, (Next Reset: 11/26/10) (a)                                                   20,000,000       20,000,137

                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

3.50%, 12/10/10                                                                                6,375,000        6,396,605
4.88%, 12/10/10                                                                                2,200,000        2,210,577
0.88%, 1/20/11                                                                                 1,000,000        1,000,984
1.63%, 1/21/11                                                                                13,625,000       13,661,640
0.95%, 2/3/11                                                                                  8,800,000        8,814,331
3.25%, 3/11/11                                                                                15,410,000       15,562,911
1.63%, 3/16/11                                                                                 4,290,000        4,309,830
0.80%, 5/6/11                                                                                  9,000,000        9,023,825
0.60%, 5/10/11                                                                                 6,135,000        6,138,240
0.26%, 5/13/11, (Next Reset: 11/13/10) (a)                                                     3,000,000        2,999,986
2.63%, 5/20/11                                                                                 1,500,000        1,519,165
1.13%, 6/3/11                                                                                 11,450,000       11,497,034
0.16%, 6/7/11, (Next Reset: 11/7/10) (a)                                                      13,155,000       13,151,276
3.13%, 6/10/11                                                                                 7,275,000        7,393,324
4.25%, 6/10/11                                                                                 4,700,000        4,807,271
3.38%, 6/24/11                                                                                10,000,000       10,191,670
3.63%, 7/1/11                                                                                 18,225,000       18,622,086
0.16%, 7/11/11, (Next Reset: 11/11/10) (a)                                                    25,000,000       24,994,834
0.15%, 7/15/11, (Next Reset: 1/15/10) (a)                                                      9,600,000        9,595,120
1.63%, 7/27/11                                                                                 7,525,000        7,599,815
5.38%, 8/19/11                                                                                 4,300,000        4,474,659
5.00%, 9/9/11                                                                                  5,335,000        5,548,433
0.27%, 9/30/11, (Next Reset: 12/30/10) (a)                                                    25,000,000       25,000,000
4.88%, 10/5/11                                                                                 2,550,000        2,657,341
5.00%, 10/13/11                                                                                3,400,000        3,550,576
0.28%, 10/20/11, (Next Reset: 11/1/10) (a)                                                    30,000,000       30,000,000
                                                                                                           --------------
                                                                                                              367,223,182
                                                                                                           --------------
FREDDIE MAC (12.5%)
0.32%, 11/9/10 **                                                                             10,000,000        9,999,311
0.35%, 12/16/10 **                                                                             5,000,000        4,997,875
4.50%, 12/16/10                                                                                2,000,000        2,010,067
0.27%, 12/30/10, (Next Reset: 12/30/10) (a)                                                   16,000,000       16,001,927
0.26%, 1/3/11 **                                                                              15,000,000       14,993,175
1.50%, 1/7/11                                                                                 10,000,000       10,020,363
0.27%, 1/14/11, (Next Reset: 1/14/11) (a)                                                      1,620,000        1,620,136
0.53%, 1/28/11, (Next Reset: 1/28/11) (a)                                                      6,750,000        6,752,906
0.33%, 2/1/11, (Next Reset: 11/1/10) (a)                                                      13,842,000       13,840,324
3.25%, 2/25/11                                                                                 6,300,000        6,359,874
0.36%, 3/9/11, (Next Reset: 12/9/10) (a)                                                      64,865,000       64,900,869
1.63%, 4/26/11                                                                                 8,000,000        8,046,915
0.23%, 5/2/11 **                                                                               5,350,000        5,343,779
0.35%, 5/4/11, (Next Reset: 11/4/10) (a)                                                      30,000,000       30,003,933
3.50%, 5/5/11                                                                                  8,820,000        8,957,975
5.25%, 7/18/11                                                                                 5,950,000        6,152,506
1.25%, 8/15/11                                                                                 6,659,000        6,706,412
                                                                                                           --------------
                                                                                                              216,708,347
                                                                                                           --------------
STRAIGHT-A FUNDING LLC ** (b) (4.6%)
0.29%, 11/3/10                                                                                20,000,000       19,999,678
0.27%, 11/8/10                                                                                15,000,000       14,999,213
0.24%, 11/17/10                                                                               10,000,000        9,998,933
0.25%, 1/4/11                                                                                  5,000,000        4,997,778
0.25%, 1/10/11                                                                                15,000,000       14,992,708
0.26%, 1/24/11                                                                                15,000,000       14,990,900
                                                                                                           --------------
                                                                                                               79,979,210
                                                                                                           --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                899,710,906
                                                                                                           --------------

                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               SHARES
                                                                                            ------------
MONEY MARKETS (c) (0.0%)
AIM STIT Government & Agency Portfolio                                                           123,146          123,146
Goldman Sachs Financial Square Government Fund                                                   285,613          285,613
                                                                                                           --------------
TOTAL MONEY MARKETS                                                                                               408,759
                                                                                                           --------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                            ------------
REPURCHASE AGREEMENTS (30.5%)
Bank of America Securities, LLC, 0.21, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $155,002,713, Collateralized by U.S. Government Agency Securities, 0.00%-3.00%,
   5/2/11-8/11/17, value $158,100,171)                                                      $155,000,000      155,000,000
Barclays PLC, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $75,001,313,
   Collateralized by U.S. Treasury Securities, 1.125%-1.375%, 12/15/12-1/15/13, value
   $76,500,051)                                                                               75,000,000       75,000,000
Deutsche Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $135,002,363,
   Collateralized by U.S. Government Agency Securities, 0.00%-4.75%, 2/3/12-11/19/12,
   value $137,700,809)                                                                       135,000,000      135,000,000
Toronto Dominion, 0.22%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $160,002,933, Collateralized by U.S. Treasury Security, 1.00%, 10/31/11, value
   $163,200,095)                                                                             160,000,000      160,000,000
UBS Investment Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $3,824,067, Collateralized by U.S. Treasury Security, 3.625%, 4/15/28, value $3,900,519)    3,824,000        3,824,000
                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                   528,824,000
                                                                                                           --------------
TOTAL INVESTMENTS (COST $1,733,279,082) (+) - 99.8%                                                         1,733,279,082

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                                    2,938,458
                                                                                                           --------------
NET ASSETS - 100.0%                                                                                        $1,736,217,540
                                                                                                           ==============

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.
(e) This security is guaranteed by the National Credit Union Administration (the "NCUA") under the Temporary Corporate Credit Union Liquidity Guarantee Program.

                      See notes to schedule of investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT           VALUE
                                                                                            ------------   --------------
CORPORATE BONDS (c) (8.8%)
U.S. GOVERNMENT AGENCIES (8.8%)
American Express Bank FSB, 1.11%, 12/10/10, (Next Reset: 11/10/2010) (a)                    $ 38,700,000   $   38,738,792
Bank of America Corp., 0.80%, 12/2/10, (Next Reset: 12/2/2010) (a)                            14,825,000       14,832,390
Citibank NA, Series 1, 1.50%, 7/12/11                                                         17,100,000       17,229,383
General Electric Capital Corp., Series G, 1.63%, 1/7/11                                       15,000,000       15,034,134
Morgan Stanley, 2.90%, 12/1/10                                                                21,594,000       21,639,151
Regions Bank, 2.75%, 12/10/10                                                                 12,502,000       12,535,539
SunTrust Bank, 0.94%, 12/16/10, (Next Reset: 12/16/2010) (a)                                  14,685,000       14,698,643
                                                                                                           --------------
TOTAL CORPORATE BONDS                                                                                         134,708,032
                                                                                                           --------------
MORTGAGE-BACKED SECURITIES (2.0%)
CMBS OTHER (2.0%)
Overseas Private Investment Corp., 0.24%, 12/15/19, (Next Reset: 11/3/2010) (a)               30,000,000       30,000,000
                                                                                                           --------------
TOTAL MORTGAGE-BACKED SECURITIES                                                                               30,000,000
                                                                                                           --------------
U.S. TREASURY BILLS ** (12.4%)
0.25%, 11/18/10                                                                               15,000,000       14,998,229
0.14%, 11/26/10                                                                               50,000,000       49,995,139
0.21%, 12/30/10                                                                               25,000,000       24,991,601
0.20%, 1/13/11                                                                                25,000,000       24,990,241
0.20%, 1/27/11                                                                                25,000,000       24,988,098
0.19%, 2/24/11                                                                                25,000,000       24,985,226
0.19%, 3/17/11                                                                                25,000,000       24,982,433
                                                                                                           --------------
TOTAL U.S. TREASURY BILLS                                                                                     189,930,967
                                                                                                           --------------
U.S. TREASURY NOTES (15.8%)
0.88%, 1/31/11                                                                                50,000,000       50,070,924
0.88%, 2/28/11                                                                                40,000,000       40,063,376
0.88%, 3/31/11                                                                                25,000,000       25,050,106
0.88%, 4/30/11                                                                                40,000,000       40,125,780
0.88%, 5/31/11                                                                                25,000,000       25,092,002
1.00%, 7/31/11                                                                                20,000,000       20,101,971
4.63%, 8/31/11                                                                                25,000,000       25,895,405
1.00%, 10/31/11                                                                               15,000,000       15,111,959
                                                                                                           --------------
TOTAL U.S. TREASURY NOTES                                                                                     241,511,523
                                                                                                           --------------

                                                                                               SHARES
                                                                                            ------------
MONEY MARKETS (b) (0.1%)
AIM STIT Treasury Portfolio                                                                      601,130          601,130
Goldman Sachs Financial Square Treasury Obligations Fund                                         681,160          681,160
                                                                                                           --------------
TOTAL MONEY MARKETS                                                                                             1,282,290
                                                                                                           --------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                            ------------
REPURCHASE AGREEMENTS (60.8%)
Bank of America Security, LLC, 0.20%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $119,815,997, Collateralized by U.S. Treasury Security, 3.00%, 9/30/16, value
   $122,210,284)                                                                            $119,814,000      119,814,000
Barclays PLC, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $195,003,413,
   Collateralized by U.S. Treasury Security, 4.5%, 3/31/12, value $198,900,032)              195,000,000      195,000,000

                                    Continued

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

BMO Nesbitt Burns, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $200,003,500, Collateralized by U.S. Treasury Securities, 0.00%-5.375%,
   11/4/10-5/15/40, value $204,000,005)                                                      200,000,000      200,000,000
Deutsche Bank, 0.21%, dated 10/29/10, due 11/1/10, (Repurchase proceeds, $190,003,325,
   Collateralized by U.S. Treasury Security, 1.875%, 9/30/17, value $193,800,010)            190,000,000      190,000,000
Toronto Dominion, 0.22%, dated 10/29/10, due 11/1/10, (Repurchase proceeds,
   $225,004,125, Collateralized by U.S. Treasury Security, 2.375%, 1/15/25, value
   $229,500,134)                                                                             225,000,000      225,000,000
                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                   929,814,000
                                                                                                           --------------
TOTAL INVESTMENTS (COST $1,527,246,812) (+) - 99.9%                                                         1,527,246,812

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                                    1,187,746
                                                                                                           --------------
NET ASSETS - 100.0%                                                                                        $1,528,434,558
                                                                                                           ==============

NOTES TO SCHEDULE OF INVESTMENTS
**  Rate represents the effective yield at purchase.
(+) Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2010.
(b) Investment is in Institutional Shares of underlying fund/portfolio.
(c) FDIC guaranteed through Treasury Liquidity Guarantee Program.

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Futures contracts

                            NUMBER                                                                       UNREALIZED
                              OF                                                           NOTIONAL    APPRECIATION/      MARKET
                           CONTRACTS   TYPE   DESCRIPTION                                   AMOUNT     (DEPRECIATION)      VALUE
                           ---------   ---------------------------------------             --------    --------------   ----------
Structured Large Cap Plus       9      Long   S+P 500 Index Futures, 12/16/10            $ 2,597,460      $  56,865     $2,654,325
                              ===                                                        ===========      =========     ==========
Equity Index                   48      Long   S+P 500 Index Futures, 12/16/10             13,386,885        769,515     14,156,400
                              ===                                                        ===========      =========     ==========
International Equity            6      Long   ASX SPI 200 Index Futures, 12/16/10            685,978         (3,183)       682,795
                                7      Long   Australian Dollar Futures, 12/13/10            677,484          4,456        681,940
                               16      Long   British Pound Futures, 12/13/10              1,581,179         20,121      1,601,300
                               62      Long   DJ EURO STOXX 50 Index Futures, 12/17/10     2,405,421         44,398      2,449,819
                               14      Long   Euro Currency Futures, 12/13/10              2,401,198         29,202      2,430,400
                               18      Long   FTSE 100 Index Futures, 12/17/10             1,624,473          8,290      1,632,763
                               12      Long   Japanese Yen Futures, 12/13/10               1,817,966         46,384      1,864,350
                               18      Long   TOPIX Index Futures, 12/10/10                1,860,482        (57,574)     1,802,908
                              ---                                                        -----------      ---------     ----------
                              153                                                         13,054,181         92,094     13,146,275
                              ===                                                        ===========      =========     ==========
Total Return Bond              50      Long   U.S. Treasury 5-Year Note, 12/31/10          5,998,174         80,732      6,078,906
                               55      Long   U.S. Treasury 10-Year Note, 12/21/10         6,891,790         53,679      6,945,469
                               40      Long   U.S. Treasury 30-Year Bond, 12/21/10         5,352,602       (115,102)     5,237,500
                              ---                                                        -----------      ---------     ----------
                              145                                                         18,242,566         19,309     18,261,875
                              ===                                                        ===========      =========     ==========
Short Term Bond                15      Long   U.S. Treasury 2-Year Note, 12/31/10          3,285,742         14,024      3,299,766
                              ===                                                        ===========      =========     ==========

Forward foreign currency contracts

                                                                                                                          NET
                                                                    DELIVERY      UNREALIZED       UNREALIZED         APPRECIATION
FUND                                               COUNTERPARTY       DATE       APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
    STRATEGIC INCOME
644,282 Canadian Dollar (buy) vs. 52,000,000
    Japanese Yen (sell)                            UBS Warburg        4/5/11     $         --     $     (18,072)      $    (18,072)
3,691,871 Norwegian Krone (buy) vs. 52,000,000
    Japanese Yen (sell)                            UBS Warburg        4/5/11               --           (21,992)           (21,992)
                                                                                 ------------     -------------       ------------
                                                                                 $         --     $     (40,064)      $    (40,064)
                                                                                 ============     =============       ============

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

FUND NAME
---------
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value") Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third International Equity Fund ("International Equity")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third LifeModel Aggressive Fund(SM) ("LifeModel Aggressive(SM)")
Fifth Third LifeModel Moderately Aggressive Fund(SM) ("LifeModel Moderately
  Aggressive(SM)")
Fifth Third LifeModel Moderate Fund(SM) ("LifeModel Moderate(SM)")
Fifth Third LifeModel Moderately Conservative Fund(SM) ("LifeModel Moderately
  Conservative(SM)")
Fifth Third LifeModel Conservative Fund(SM) ("LifeModel Conservative(SM)") (the foregoing five funds collectively the "LifeModel Funds(SM)")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

SECURITIES VALUATION--All investments in securities are recorded at their estimated fair value as described in Note 7.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

proceeds. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

FOREIGN CURRENCY TRANSLATION--The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

LENDING PORTFOLIO SECURITIES--Each Fund may lend securities up to 33 1/3% of the Fund's total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Board of Trustees ("Trustees") and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street"), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of October 31, 2010 cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. The non-cash collateral is made up of U.S. Treasury and U.S. agency

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

bonds. The maturities of the non-cash collateral for Equity Index and Dividend Growth range from February 28, 2011 to August 15, 2040, with interest rates ranging from .01% to 3.875%. The non-cash collateral for Short Term Bond is held in a tri-party account at Bank of New York.

                                        MARKET VALUE OF               CASH              NON-CASH
FUND                                   SECURITIES ON LOAN          COLLATERAL          COLLATERAL
----                                   ------------------         ------------         ----------
Small Cap Growth                          $12,354,563              $12,673,769         $        -
Mid Cap Growth                             10,976,580               11,214,529                  -
Quality Growth                             16,707,377               17,095,773                  -
Equity Index                               15,530,550               15,688,791            213,743
All Cap Value                              14,591,056               15,007,497                  -
Disciplined Large Cap Value                19,331,395               19,824,723                  -
Strategic Income                           19,534,034               20,016,552                  -
Dividend Growth                             1,910,016                1,941,407             11,820
International Equity                        4,839,354                5,098,643                  -
High Yield Bond                             9,098,171                9,287,858                  -
Total Return Bond                          19,207,991               19,607,936                  -
Short Term Bond                            52,569,590               47,442,418          6,214,725

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution fees.

(3) SECURITIES AND OTHER INVESTMENTS

REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SHORT SALES--Structured Large Cap Plus sells securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

As described in the Fund's Prospectuses, the Fund may sell securities short as part if its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to bankruptcy, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. A partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102) (the "Disputed Amount"). Subsequently, the Fund filed a motion for summary judgment with the U.S. Bankruptcy Court for the Southern District of New York (the "Court") seeking an order that the Fund is entitled to the Disputed Amount and the Liquidation Trustee filed a motion to strike the Fund's summary judgment motion and to uphold the Liquidation Trustee's determination that the Fund is not entitled to the Disputed Amount.

On June 1, 2010, the Court granted the Liquidation Trustee's motion to uphold the Liquidation Trustee's determination regarding the Disputed Amount and expunged the Fund's objection to that determination. On June 28, 2010, the Fund filed a notice of appeal. The Fund settled with the Liquidation Trustee on November 15, 2010.

Given the above circumstances, the Fund's per-share net asset value continues to reflect a negative outcome.

In accordance with the Fund's prospectuses, the Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. The Fund had incurred $350,233 and $263,410 of extraordinary legal expenses for the years ended July 31, 2009 and 2010, respectively.

Beginning in March 2009, the new prime broker for the Fund's short sales is Pershing, LLC. Pershing, LLC is a subsidiary of the Bank of New York Mellon Corporation.

The LifeModel Funds(SM) invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus also affects the return on investments by the LifeModel Funds(SM).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery ("TBAs") transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4) FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS--The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by a Fund based on the daily change in the market value of the position ("variation margin") are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

SWAP AGREEMENTS--The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party - typically, a corporate issuer or sovereign issuer of an emerging country - on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, "bullet-type" payments as "notional principal contracts" for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a "notional principal contract" for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds' maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. As of October 31, 2010, no funds held open swap positions.

(5) RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Trustees, and in accordance with the Trust's Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At October 31, 2010, Quality Growth, Strategic Income, Total Return Bond and Short Term Bond held the following restricted securities:

                                                         ACQUISITION       ACQUISITION                      VALUE AS % OF
                                      SECURITY TYPE          DATE              COST         FAIR VALUE        NET ASSETS
                                    -----------------    -----------       -----------      ----------      -------------
QUALITY GROWTH

                                      Asset-Backed
Aerco, Ltd., Series 2A, Class 3A       Securities          2/28/2007           $76,618         $40,699              0.01%
                                                                           ===========      ==========      =============

STRATEGIC INCOME

                                      Asset-Backed
Aerco, Ltd., Series 2A, Class 3A       Securities          2/28/2007          $922,178        $447,686              0.35%
                                                                           ===========      ==========      =============

TOTAL RETURN BOND
                                      Asset-Backed
Aerco, Ltd., Series 2A, Class 3A       Securities          2/28/2007        $1,850,253        $923,860              0.32%

Westpac Capital Trust IV             Corporate Bonds        2/8/2007         1,386,386       1,418,701              0.49%

Restructured Assets Certificates,       Mortgage-
Series 2006-9, Class P              Backed Securities      8/10/2006         5,234,953       3,813,600              1.30%
                                                                           -----------      ----------      -------------
                                                                            $8,471,592      $6,156,161              2.11%
                                                                           ===========      ==========      =============
SHORT TERM BOND
SVO VOI Mortgage Corp., Series         Asset-Backed
2005-AA, Class A                        Securities        11/16/2005        $1,289,252        $521,540              0.18%
                                                                           ===========      ==========      =============

(6) PRINCIPAL RISKS

CONCENTRATION RISK - International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

MARKET AND CREDIT RISK - In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

INTEREST RATE RISK - Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

FOREIGN CURRENCY AND MARKET RISK - If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(7) SECURITIES VALUATIONS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
    o Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
    o Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
    o Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety,

The Funds' policy is to recognize transfers between levels at the end of the reporting period. There were no significant transfers between level 1 and level 2 during the period ended October 31, 2010.

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

(8) FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

EQUITY SECURITIES (COMMON AND PREFERRED STOCK) - Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 2. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

CORPORATE DEBT SECURITIES - Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

SHORT-TERM NOTES - Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

ASSET-BACKED SECURITIES - Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

OPEN-END INVESTMENT COMPANIES - Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. GOVERNMENT ISSUERS - Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, and similar data, etc. Although most U.S. Government bonds are

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

DERIVATIVE INSTRUMENTS - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties' creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The market value of fair valued securities as a percentage of total net assets as of this reports date was 1.30% for Total Return Bond.

The following is a summary of the fair value hierarchy according to the inputs used as of October 31, 2010 in valuing the Funds' assets and liabilities:

                                               QUOTED PRICES          SIGNIFICANT
                                             IN ACTIVE MARKETS          OTHER             SIGNIFICANT
                                                FOR IDENTICAL         OBSERVABLE         UNOBSERVABLE
                                                INVESTMENTS             INPUTS              INPUTS               VALUE AT
                                                  (LEVEL 1)            (LEVEL 2)           (LEVEL 3)             10/31/10
                                             ----------------------------------------------------------------------------
SMALL CAP GROWTH
-----------------------------------
Assets
Common Stocks*                               $      44,567,412     $           --       $          --      $   44,567,412
Investment Companies                                12,673,769                 --                  --          12,673,769
Investments in Affiliates                              828,827                 --                  --             828,827
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      58,070,008     $           --       $          --      $   58,070,008
                                             =================     ================     ===============    ==============
MID CAP GROWTH
-----------------------------------
Assets
Common Stocks*                               $      80,949,892     $           --       $          --      $   80,949,892
Investment Companies                                11,214,529                 --                  --          11,214,529
Investments in Affiliates                            1,494,963                 --                  --           1,494,963
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      93,659,384     $           --       $          --      $   93,659,384
                                             =================     ================     ===============    ==============
QUALITY GROWTH
-----------------------------------
Assets
Common Stocks*                               $     300,252,768     $           --       $          --      $  300,252,768
Investment Companies                                17,095,773                 --                  --          17,095,773
Asset-Backed Securities
  Other ABS                                               --                   --                40,699            40,699
  Other                                                   --                 75,582                --              75,582
Corporate Bonds                                           --                194,494                --             194,494
Mortgage-Backed Securities                                --                676,107                --             676,107
U.S. Government Agencies                                  --                835,459                --             835,459
Investments in Affiliates                            7,167,849                 --                  --           7,167,849
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     324,516,390     $      1,781,642     $        40,699    $  326,338,731
                                             =================     ================     ===============    ==============

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND GROWTH
-----------------------------------
Assets
Common Stocks*                               $       6,731,817     $           --       $          --      $    6,731,817
Investment Companies                                 1,941,407                 --                  --           1,941,407
Investments in Affiliates                               50,031                 --                  --              50,031
                                             -----------------     ----------------     ---------------    --------------
Total                                        $       8,723,255     $           --       $          --      $    8,723,255
                                             =================     ================     ===============    ==============
MICRO CAP VALUE
-----------------------------------
Assets
Common Stocks*                               $      35,820,344     $           --       $          --      $   35,820,344
Investments in Affiliates                            3,559,444                 --                  --           3,559,444
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      39,379,788     $           --       $          --      $   39,379,788
                                             =================     ================     ===============    ==============
SMALL CAP VALUE
-----------------------------------
Assets
Common Stocks*                               $      66,608,019     $           --       $          --      $   66,608,019
Investments in Affiliates                            3,366,691                 --                  --           3,366,691
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      69,974,710     $           --       $          --      $   69,974,710
                                             =================     ================     ===============    ==============

ALL CAP VALUE
-----------------------------------
Assets
Common Stocks*                               $     118,011,261     $           --       $          --      $  118,011,261
Investment Companies                                15,007,497                 --                  --          15,007,497
Investments in Affiliates                              751,454                 --                  --             751,454
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     133,770,212     $           --       $          --      $  133,770,212
                                             =================     ================     ===============    ==============
DISCIPLINED LARGE CAP VALUE
-----------------------------------
Assets
Common Stocks*                               $     230,765,778     $           --       $          --      $  230,765,778
Investment Companies                                19,824,723                 --                  --          19,824,723
Investments in Affiliates                            1,921,598                 --                  --           1,921,598
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     252,512,099     $           --       $          --      $  252,512,099
                                             =================     ================     ===============    ==============
STRUCTURED LARGE CAP PLUS
-----------------------------------
Assets
Common Stocks*                               $     108,693,238     $           --       $          --      $  108,693,238
Investments in Affiliates                              933,003                 --                  --             933,003
Other Financial Instruments**
  Equity Contracts                                      56,865                 --                  --              56,865
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     109,683,106     $           --       $          --      $  109,683,106
                                             =================     ================     ===============    ==============
Liabilities
Securities Sold Short                        $     (25,077,164)    $           --       $          --      $  (25,077,164)
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     (25,077,164)    $           --       $          --      $  (25,077,164)
                                             =================     ================     ===============    ==============
EQUITY INDEX
-----------------------------------
Assets
Common Stocks*                               $     313,388,339     $          --        $          --      $  313,388,339
Investment Companies                                15,688,791                --                   --          15,688,791
Investments in Affiliates                           14,115,663                --                   --          14,115,663
Other Financial Instruments**
  Equity Contracts                                     769,515                --                   --             769,515
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     343,962,308     $           --       $         $--      $  343,962,308
                                             =================     ================     ===============    ==============

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
-----------------------------------
Assets
Foreign Stocks*                              $     234,336,436     $           --       $          --      $  234,336,436
Investment Companies                                 6,472,584                 --                  --           6,472,584
Rights                                                 123,934                 --                  --             123,934
Investments in Affiliates                            6,235,895                 --                  --           6,235,895
Other Financial Instruments**
  Foreign Exchange Contracts                           100,163                                                    100,163
  Equity Contracts                                      52,688                 --                  --              52,688
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     247,321,700     $           --       $          --      $  247,321,700
                                             =================     ================     ===============    ==============
Liabilities
Other Financial Instruments**
  Equity Contracts                           $         (60,757)    $           --       $          --      $      (60,757)
                                             -----------------     ----------------     ---------------    --------------
Total                                        $         (60,757)    $           --       $          --      $      (60,757)
                                             =================     ================     ===============    ==============
STRATEGIC INCOME
-----------------------------------
Assets
Asset-Backed Securities
  Other ABS                                  $            --       $      1,392,648     $       447,686    $    1,840,334
  Other                                                   --              2,366,380                --           2,366,380
Corporate Bonds                                           --             30,852,590                --          30,852,590
Foreign Bonds*                                            --              8,005,130                --           8,005,130
Mortgage-Backed Securities                                --              5,316,074                --           5,316,074
U.S. Government Agencies                                  --              2,459,205                --           2,459,205
U.S. Treasury Obligations                                 --              1,065,160                --           1,065,160
Common Stocks*                                      11,867,076                 --                  --          11,867,076
Investment Companies                                23,478,956                 --                  --          23,478,956
Convertible Preferred Stocks                         3,923,314                 --                  --           3,923,314
Preferred Stocks                                    51,621,052                 --                  --          51,621,052
Investments in Affiliates                            3,064,924                 --       $          --           3,064,924
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      93,955,322     $     51,457,187     $     447,686      $  145,860,195
                                             =================     ================     ===============    ==============

Liabilities
Other Financial Instruments**
  Foreign Exchange Contracts                 $         (40,064)    $           --       $          --      $      (40,064)
                                             -----------------     ----------------     ---------------    --------------
Total                                        $         (40,064)    $           --       $          --      $      (40,064)
                                             =================     ================     ===============    ==============
LIFEMODEL AGGRESSIVE(SM)
-----------------------------------
Assets
Investments in Affiliates                    $     113,735,257     $           --       $          --      $  113,735,257
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     113,735,257     $           --       $          --      $  113,735,257
                                             =================     ================     ===============    ==============
LIFEMODEL MODERATELY AGGRESSIVE(SM)
-----------------------------------
Assets
Investments in Affiliates                    $     193,489,093     $           --       $          --      $  193,489,093
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     193,489,093     $           --       $          --      $  193,489,093
                                             =================     ================     ===============    ==============

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

LIFEMODEL MODERATE(SM)
-----------------------------------
Assets
Investments in Affiliates                    $     265,501,123     $          --        $          --      $  265,501,123
                                             -----------------     ----------------     ---------------    --------------
Total                                        $     265,501,123     $          --        $          --      $  265,501,123
                                             =================     ================     ===============    ==============
LIFEMODEL MODERATELY CONSERVATIVE(SM)
-----------------------------------
Assets
Investments in Affiliates                    $      57,470,984     $           --       $          --      $   57,470,984
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      57,470,984     $           --       $          --      $   57,470,984
                                             =================     ================     ===============    ==============
LIFEMODEL CONSERVATIVE(SM)
-----------------------------------
Assets
Investments in Affiliates                    $      40,412,142     $           --       $         --       $   40,412,142
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      40,412,142     $           --       $         --       $   40,412,142
                                             =================     ================     ===============    ==============
HIGH YIELD BOND
-----------------------------------
Assets
Corporate Bonds
  Building Products-Cement & Aggregate       $            --       $        381,005     $       229,140    $      610,145
  Other                                                   --             54,795,468                --          54,795,468
Foreign Bonds*                                            --              4,576,079                --           4,576,079
Common Stocks*                                         363,954                 --                  --             363,954
Investment Companies                                 9,287,858                 --                  --           9,287,858
Investments in Affiliates                            2,898,916                 --       $          --           2,898,916
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      12,550,728     $     59,752,552     $       229,140    $   72,532,420
                                             =================     ================     ===============    ==============
TOTAL RETURN BOND
-----------------------------------
Assets
Asset-Backed Securities
   Other ABS                                 $              --     $      3,738,329     $       923,860    $    4,662,189
   Other                                                    --            9,003,617                --           9,003,617
Corporate Bonds                                             --           61,276,259                --          61,276,259
Foreign Bonds*                                              --           15,957,924                --          15,957,924
Mortgage-Backed Securities
   Agency Collateral Other                                  --                 --             3,813,600         3,813,600
   Other                                                    --           41,714,787                --          41,714,787
Municipal Bonds                                             --            5,133,772                --           5,133,772
U.S. Government Agencies                                    --          117,384,260                --         117,384,260
U.S. Treasury Obligations                                   --           18,079,644                --          18,079,644
Investment Companies                                19,607,936                 --                  --          19,607,936
Preferred Stocks                                     7,162,358                 --                  --           7,162,358
Investments in Affiliates                            6,463,812                 --                  --           6,463,812
Other Financial Instruments**
  Interest Rate Contracts                              134,411                 --                  --             134,411
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      33,368,517     $    272,288,592     $     4,737,460    $  310,394,569
                                             =================     ================     ===============    ==============

Liabilities
Other Financial Instruments**
  Interest Rate Contracts                    $        (115,102)    $           --       $          --      $     (115,102)
                                             -----------------     ----------------     ---------------    --------------
Total                                        $        (115,102)    $           --       $          --      $     (115,102)
                                             =================     ================     ===============    ==============

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT TERM BOND
-------------------------------------
Assets
Asset-Backed Securities                      $            --       $     18,184,040     $          --      $   18,184,040
Corporate Bonds                                           --             72,992,198                --          72,992,198
Foreign Bonds*                                            --             16,287,664                --          16,287,664
Mortgage-Backed Securities                                --             36,444,923                --          36,444,923
Municipal Bonds                                           --              2,470,002                --           2,470,002
U.S. Government Agencies                                  --            118,883,909                --         118,883,909
U.S. Treasury Obligations                                 --             18,392,832                --          18,392,832
Investment Companies                                47,442,418                 --                  --          47,442,418
Investments in Affiliates                            5,807,654                 --                  --           5,807,654
Other Financial Instruments*
  Interest Rate Contracts                               14,024                 --                  --              14,024
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      53,264,096     $    283,655,568     $          --      $  336,919,664
                                             =================     ================     ===============    ==============
PRIME MONEY MARKET
-------------------------------------
Assets
Corporate Bonds                              $            --       $     95,177,554     $          --      $   95,177,554
Municipal Bonds                                           --              8,021,411                --           8,021,411
U.S. Government Agencies                                  --             71,680,918                --          71,680,918
Certificates of Deposit                                   --             55,000,204                --          55,000,204
Commercial Paper                                          --            291,108,278                --         291,108,278
Demand Notes                                              --             50,220,314                --          50,220,314
Municipal Demand Notes                                    --            265,238,000                --         265,238,000
Money Markets                                       19,865,795                 --                  --          19,865,795
Repurchase Agreements                                     --             98,534,000                --          98,534,000
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      19,865,795     $    934,980,679     $          --      $  954,846,474
                                             =================     ================     ===============    ==============
INSTITUTIONAL MONEY MARKET
-------------------------------------
Assets
Corporate Bonds                              $            --       $    266,451,512      $         --      $  266,451,512
Municipal Bonds                                           --             11,935,664                --          11,935,664
U.S. Government Agencies                                  --            232,937,835                --         232,937,835
Certificates of Deposit                                   --            200,001,020                --         200,001,020
Commercial Paper                                          --            945,442,088                --         945,442,088
Demand Notes                                              --            121,885,000                --         121,885,000
Municipal Demand Notes                                    --            855,067,000                --         855,067,000
Money Markets                                       76,866,927                 --                  --          76,866,927
Repurchase Agreements                                     --            285,129,000                --         285,129,000
                                             -----------------     ----------------     ---------------    --------------
Total                                        $      76,866,927     $  2,918,849,119     $          --      $2,995,716,046
                                             =================     ================     ===============    ==============
INSTITUTIONAL GOVERNMENT MONEY MARKET
-------------------------------------
Assets
Corporate Bonds                              $            --       $    110,119,329     $          --      $  110,119,329
U.S. Government Agencies                                  --          1,093,926,994                --       1,093,926,994
Money Markets                                          408,759                 --                  --             408,759
Repurchase Agreements                                     --            528,824,000                --         528,824,000
                                             -----------------     ----------------     ---------------    --------------
Total                                        $         408,759     $  1,732,870,323     $          --      $1,733,279,082
                                             =================     ================     ===============    ==============
U.S. TREASURY MONEY MARKET
-------------------------------------
Assets
Corporate Bonds                              $            --       $    134,708,032     $          --      $  134,708,032
U.S. Government Agencies                                  --             30,000,000                --          30,000,000
U.S. Treasury Bills                                       --            189,930,967                --         189,930,967
U.S. Treasury Notes                                       --            241,511,523                --         241,511,523
Money Markets                                        1,282,290                 --                  --           1,282,290
Repurchase Agreements                                     --            929,814,000                --         929,814,000
                                             -----------------     ----------------     ---------------    --------------
Total                                        $       1,282,290     $  1,525,964,522     $          --      $1,527,246,812
                                             =================     ================     ===============    ==============

 * Refer to Schedules of Investments for further information by industry/type and country.

** Financial derivative instruments may include open futures contracts and forward foreign currency contracts.

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a reconciliation of the fair value measurements using significant unobservable inputs (level 3) for the Funds during the period ended October 31, 2010:

                                                                                                                     NET
                                                                                                                  CHANGE IN
                                                                                                                  UNREALIZED
                                                                  TOTAL                                          APPRECIATION
                                                     TOTAL      CHANGE IN                                       (DEPRECIATION)
                   BEGINNING     NET      ACCRUED   REALIZED    UNREALIZED    TRANSFERS  TRANSFERS   ENDING     ON INVESTMENTS
                    BALANCE   PURCHASES  DISCOUNTS   GAINS     APPRECIATION     IN TO     OUT OF     BALANCE       HELD AT
QUALITY GROWTH     7/31/2010   (SALES)   (PREMIUMS) (LOSSES)  (DEPRECIATION)   LEVEL 3    LEVEL 3   10/31/2010    10/31/2010
------------------------------------------------------------------------------------------------------------------------------
Asset Backed
 Securities
 Other ABS         $  38,693  $ (5,644)  $  (5,595) $    218  $       13,027  $       -  $       -  $   40,699  $       11,213
------------------------------------------------------------------------------------------------------------------------------
Total              $  38,693  $ (5,644)  $  (5,595) $    218  $       13,027  $       -  $       -  $   40,699  $       11,213

                                                                                                                          NET
                                                                                                                       CHANGE IN
                                                                                                                       UNREALIZED
                                                                       TOTAL                                          APPRECIATION
                                                          TOTAL      CHANGE IN                                       (DEPRECIATION)
                   BEGINNING       NET        ACCRUED    REALIZED    UNREALIZED    TRANSFERS  TRANSFERS   ENDING     ON INVESTMENTS
                    BALANCE     PURCHASES    DISCOUNTS    GAINS     APPRECIATION     IN TO      OUT OF    BALANCE       HELD AT
STRATEGIC INCOME   7/31/2010     (SALES)     (PREMIUMS)  (LOSSES)  (DEPRECIATION)   LEVEL 3    LEVEL 3   10/31/2010    10/31/2010
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed
 Securities
 Other ABS         $  425,622  $   (62,091)  $ (66,741)  $  2,176  $     148,720   $       -  $       -  $  447,686  $      128,543
Corporate Bonds
  Airlines          1,067,216   (1,072,135)        (47)    46,663        (41,697)          -          -           -               -
-----------------------------------------------------------------------------------------------------------------------------------
Total              $1,492,838  $(1,134,226)  $ (66,788)  $ 48,839  $     107,023   $       -  $       -  $  447,686  $      128,543

                                                                                                                          NET
                                                                                                                       CHANGE IN
                                                                                                                       UNREALIZED
                                                                       TOTAL                                          APPRECIATION
                                                          TOTAL      CHANGE IN                                       (DEPRECIATION)
                   BEGINNING       NET        ACCRUED    REALIZED    UNREALIZED    TRANSFERS  TRANSFERS   ENDING     ON INVESTMENTS
                    BALANCE     PURCHASES    DISCOUNTS    GAINS     APPRECIATION     IN TO      OUT OF    BALANCE       HELD AT
HIGH YIELD BOND    7/31/2010     (SALES)     (PREMIUMS)  (LOSSES)  (DEPRECIATION)   LEVEL 3    LEVEL 3   10/31/2010    10/31/2010
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds
 Building
   Products -
   Cement &
   Aggregate       $       -   $  201,000    $        -  $      -  $      28,140   $       -  $       -  $  229,140  $       28,140
-----------------------------------------------------------------------------------------------------------------------------------
Total              $       -   $  201,000    $        -  $      -  $      28,140   $       -  $       -  $  229,140  $       28,140

                                    Continued

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           NET
                                                                                                                       CHANGE IN
                                                                                                                       UNREALIZED
                                                                       TOTAL                                          APPRECIATION
                                                          TOTAL      CHANGE IN                                       (DEPRECIATION)
                   BEGINNING       NET        ACCRUED    REALIZED    UNREALIZED    TRANSFERS  TRANSFERS   ENDING     ON INVESTMENTS
                    BALANCE     PURCHASES    DISCOUNTS    GAINS     APPRECIATION     IN TO      OUT OF    BALANCE       HELD AT
TOTAL RETURN BOND  7/31/2010     (SALES)     (PREMIUMS)  (LOSSES)  (DEPRECIATION)   LEVEL 3    LEVEL 3   10/31/2010    10/31/2010
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed
 Securities
 Other ABS         $  878,329  $  (128,133)  $(138,679)  $  4,761  $     307,582   $       -  $       -  $  923,860  $      266,215
Corporate Bonds
 Airlines           1,504,775   (1,511,710)        (67)    66,104        (59,102)          -          -           -               -
Mortgage-Backed
 Securities
 Agency
   Collateral
   Other            3,445,575            -          (5)         -        368,030           -          -   3,813,600         368,030
-----------------------------------------------------------------------------------------------------------------------------------
Total              $5,828,679  $(1,639,843)  $(138,751)  $ 70,865  $     616,510   $       -  $       -  $4,737,460  $      634,245

(9) SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds' financial statements.

ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.   EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President
(Principal Executive Officer)

Date: December 20, 2010

/s/ Shannon King
----------------
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date: December 20, 2010